Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 98.5%
Banks - 91.6%
JPMorgan Chase & Co.	565	$138,595
Bank of America Corp.	3,234	134,955
Citigroup, Inc.	1,886	133,887
Wells Fargo & Co.	1,864	133,817
PNC Financial Services Group, Inc.	605	106,341
U.S. Bancorp	2,431	102,637
Bank of New York Mellon Corp.	1,189	99,721
Truist Financial Corp.	2,268	93,328
NU Holdings Limited/Cayman Islands — Class A*	8,342	85,422
M&T Bank Corp.	384	68,640
Fifth Third Bancorp	1,661	65,111
State Street Corp.	713	63,835
Huntington Bancshares, Inc.	3,982	59,770
Regions Financial Corp.	2,599	56,476
Northern Trust Corp.	554	54,652
KeyCorp	3,375	53,966
Citizens Financial Group, Inc.	1,271	52,073
ICICI Bank Ltd. ADR	1,591	50,148
HDFC Bank Ltd. ADR	719	47,770
East West Bancorp, Inc.	504	45,239
Toronto-Dominion Bank	711	42,617
First Horizon Corp.	2,091	40,607
Popular, Inc.	424	39,165
SouthState Corp.	421	39,077
Webster Financial Corp.	743	38,302
Royal Bank of Canada	324	36,521
Commerce Bancshares, Inc.	585	36,405
Western Alliance Bancorporation	468	35,956
Comerica, Inc.	598	35,318
Cullen/Frost Bankers, Inc.	278	34,806
Zions Bancorp North America	697	34,752
Bank of Nova Scotia	717	34,007
Old National Bancorp	1,572	33,311
Prosperity Bancshares, Inc.	454	32,402
UMB Financial Corp.	319	32,251
Synovus Financial Corp.	690	32,251
Pinnacle Financial Partners, Inc.	301	31,918
First Citizens BancShares, Inc. — Class A	17	31,520
Wintrust Financial Corp.	274	30,814
Canadian Imperial Bank of Commerce	541	30,458
Barclays plc ADR[1]	1,974	30,321
Cadence Bank	976	29,631
Columbia Banking System, Inc.	1,163	29,005
United Bankshares, Inc.	800	27,736
FNB Corp.	2,060	27,707
Bank of Montreal	287	27,411
Bank OZK	624	27,113
Hancock Whitney Corp.	513	26,907
Valley National Bancorp	2,955	26,270
First Financial Bankshares, Inc.	730	26,222
HSBC Holdings plc ADR	456	26,188
Associated Banc-Corp.	1,087	24,490
International Bancshares Corp.	380	23,963
Texas Capital Bancshares, Inc.*	315	23,531
Fulton Financial Corp.	1,267	22,920
Eastern Bankshares, Inc.	1,395	22,878
Grupo Financiero Galicia S.A. ADR*	420	22,877
Banco Bradesco S.A. ADR	9,958	22,206
UBS Group AG	722	22,115
First Hawaiian, Inc.	896	21,898
Cathay General Bancorp	496	21,343
Independent Bank Corp.	326	20,424
Simmons First National Corp. — Class A	972	19,955
First Interstate BancSystem, Inc. — Class A	693	19,855
Bancorp, Inc.*	375	19,815
CVB Financial Corp.	1,047	19,328
First Financial Bancorp	765	19,110
Seacoast Banking Corporation of Florida	712	18,320
Banner Corp.	286	18,238
BOK Financial Corp.	118	12,290
Total Banks		3,048,908
Savings & Loans - 3.7%
Flagstar Financial, Inc.	2,141	24,878
Axos Financial, Inc.*	371	23,937
WSFS Financial Corp.	422	21,889
WaFd, Inc.	672	19,206
Banc of California, Inc.	1,260	17,879
Pacific Premier Bancorp, Inc.	824	17,568
Total Savings & Loans		125,357
Diversified Financial Services - 3.2%
Capital One Financial Corp.	594	106,504
Total Common Stocks
(Cost $1,953,255)		3,280,769

PREFERRED STOCKS† - 0.9%
Banks - 0.9%
Itau Unibanco Holding S.A.
ADR	5,658	31,118
Total Preferred Stocks
(Cost $24,540)		31,118

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$12,412	12,412
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	9,513	9,513
Total Repurchase Agreements
(Cost $21,925)		21,925

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	23,105	$23,105
Total Securities Lending Collateral
(Cost $23,105)		23,105
Total Investments - 100.8%
(Cost $2,022,825)		$3,356,917
Other Assets & Liabilities, net - (0.8)%		(28,260)
Total Net Assets - 100.0%		$3,328,657

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,280,769	$—	$—	$3,280,769
Preferred Stocks	31,118	—	—	31,118
Repurchase Agreements	—	21,925	—	21,925
Securities Lending Collateral	23,105	—	—	23,105
Total Assets	$3,334,992	$21,925	$—	$3,356,917

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Chemicals - 33.1%
Linde plc	576	$268,209
Sherwin-Williams Co.	462	161,326
Ecolab, Inc.	573	145,267
Air Products and Chemicals, Inc.	488	143,921
DuPont de Nemours, Inc.	1,257	93,873
PPG Industries, Inc.	804	87,917
Dow, Inc.	2,463	86,008
International Flavors & Fragrances, Inc.	1,013	78,619
LyondellBasell Industries N.V. — Class A	1,058	74,483
RPM International, Inc.	593	68,598
CF Industries Holdings, Inc.	838	65,490
Nutrien Ltd.	1,264	62,783
Eastman Chemical Co.	635	55,950
Mosaic Co.	1,999	53,993
Albemarle Corp.	725	52,214
Axalta Coating Systems Ltd.*	1,442	47,831
Celanese Corp. — Class A	811	46,040
FMC Corp.	984	41,515
Balchem Corp.	236	39,176
Element Solutions, Inc.	1,691	38,234
Cabot Corp.	456	37,912
Westlake Corp.	326	32,610
Avient Corp.	851	31,623
Ashland, Inc.	519	30,771
Olin Corp.	1,247	30,227
Huntsman Corp.	1,743	27,522
Chemours Co.	1,860	25,166
Innospec, Inc.	259	24,540
Hawkins, Inc.	117	12,393
Total Chemicals		1,964,211
Mining - 28.8%
Newmont Corp.	2,708	130,742
Freeport-McMoRan, Inc.	3,353	126,945
Barrick Gold Corp.	4,499	87,461
Agnico Eagle Mines Ltd.	688	74,586
Kinross Gold Corp.	5,675	71,562
Wheaton Precious Metals Corp.	863	66,995
Anglogold Ashanti plc	1,803	66,927
Harmony Gold Mining Company Ltd. ADR	4,478	66,140
Rio Tinto plc ADR	1,081	64,946
BHP Group Ltd. ADR[1]	1,301	63,151
Franco-Nevada Corp.	391	61,606
Alamos Gold, Inc. — Class A	2,297	61,422
Gold Fields Ltd. ADR	2,752	60,792
Eldorado Gold Corp.*	3,585	60,300
Royal Gold, Inc.	364	59,518
IAMGOLD Corp.*	9,462	59,138
Pan American Silver Corp.	2,283	58,970
First Majestic Silver Corp.	8,712	58,283
Hudbay Minerals, Inc.	7,324	55,589
B2Gold Corp.	19,432	55,381
Equinox Gold Corp.*	8,008	55,095
Southern Copper Corp.	538	50,281
Alcoa Corp.	1,579	48,159
Coeur Mining, Inc.*	5,500	32,560
MP Materials Corp.*	1,305	31,855
Hecla Mining Co.	5,600	31,136
SSR Mining, Inc.*	2,379	23,861
Century Aluminum Co.*	899	16,685
Kaiser Aluminum Corp.	132	8,002
Total Mining		1,708,088
Packaging & Containers - 10.8%
Packaging Corporation of America	384	76,040
Smurfit WestRock plc	1,631	73,493
Ball Corp.	1,330	69,253
Amcor plc	7,007	67,968
Crown Holdings, Inc.	658	58,733
AptarGroup, Inc.	381	56,533
Berry Global Group, Inc.	724	50,542
Graphic Packaging Holding Co.	1,903	49,402
Sonoco Products Co.	832	39,304
Silgan Holdings, Inc.	763	39,004
Sealed Air Corp.	1,247	36,038
O-I Glass, Inc.*	2,121	24,328
Total Packaging & Containers		640,638
Iron & Steel - 10.1%
Nucor Corp.	746	89,774
Vale S.A. ADR	8,168	81,517
Steel Dynamics, Inc.	595	74,422
Reliance, Inc.	245	70,744
United States Steel Corp.	1,284	54,262
Carpenter Technology Corp.	297	53,810
ArcelorMittal S.A.	1,824	52,622
ATI, Inc.*	939	48,856
Commercial Metals Co.	900	41,409
Cleveland-Cliffs, Inc.*	4,003	32,905
Total Iron & Steel		600,321
Building Materials - 9.0%
CRH plc*	1,520	133,715
Vulcan Materials Co.	432	100,786
Martin Marietta Materials, Inc.	204	97,539
Cemex SAB de CV ADR	9,649	54,131
Eagle Materials, Inc.	207	45,939
Louisiana-Pacific Corp.	476	43,782
Knife River Corp.*	460	41,497
Aspen Aerogels, Inc.*	1,964	12,550
Total Building Materials		529,939
Coal - 2.3%
Teck Resources Ltd. — Class B	1,589	57,887
Core Natural Resources, Inc.	471	36,314
Warrior Met Coal, Inc.	590	28,155
Alpha Metallurgical Resources, Inc.*	103	12,901
Total Coal		135,257
Biotechnology - 2.1%
Corteva, Inc.	1,935	121,769
Forest Products & Paper - 1.6%
International Paper Co.	1,846	98,484
Household Products & Housewares - 1.1%
Avery Dennison Corp.	378	67,273
Housewares - 0.4%
Scotts Miracle-Gro Co. — Class A	478	26,238

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Environmental Control - 0.3%
PureCycle Technologies, Inc.*	2,619	$18,123
Total Common Stocks
(Cost $3,032,774)		5,910,341

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$30,737	30,737
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	23,557	23,557
Total Repurchase Agreements
(Cost $54,294)		54,294

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	48,750	48,750
Total Securities Lending Collateral
(Cost $48,750)		48,750
Total Investments - 101.3%
(Cost $3,135,818)		$6,013,385
Other Assets & Liabilities, net - (1.3)%		(76,734)
Total Net Assets - 100.0%		$5,936,651

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,910,341	$—	$—	$5,910,341
Repurchase Agreements	—	54,294	—	54,294
Securities Lending Collateral	48,750	—	—	48,750
Total Assets	$5,959,091	$54,294	$—	$6,013,385

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Biotechnology - 76.2%
Amgen, Inc.	1,542	$480,410
Gilead Sciences, Inc.	3,955	443,158
Vertex Pharmaceuticals, Inc.*	837	405,794
Regeneron Pharmaceuticals, Inc.	554	351,363
Corteva, Inc.	4,753	299,106
Alnylam Pharmaceuticals, Inc.*	995	268,670
BeiGene Ltd. ADR*	840	228,623
Biogen, Inc.*	1,422	194,586
Royalty Pharma plc — Class A	5,418	168,662
United Therapeutics Corp.*	537	165,541
Insmed, Inc.*	2,150	164,024
BioMarin Pharmaceutical, Inc.*	2,256	159,477
Intra-Cellular Therapies, Inc.*	1,208	159,359
Illumina, Inc.*	1,903	150,984
Exelixis, Inc.*	3,723	137,453
Incyte Corp.*	2,103	127,337
Argenx SE ADR*	213	126,067
Halozyme Therapeutics, Inc.*	1,959	125,004
Moderna, Inc.*	4,329	122,727
Bridgebio Pharma, Inc.*	3,121	107,893
Guardant Health, Inc.*	2,470	105,222
TG Therapeutics, Inc.*	2,650	104,490
Legend Biotech Corp. ADR*	3,064	103,962
Blueprint Medicines Corp.*	1,173	103,822
Revolution Medicines, Inc.*	2,918	103,180
BioNTech SE ADR*	1,131	102,989
ADMA Biologics, Inc.*	4,779	94,815
Cytokinetics, Inc.*	2,286	91,874
Ionis Pharmaceuticals, Inc.*	2,998	90,450
Roivant Sciences Ltd.*	8,878	89,579
Axsome Therapeutics, Inc.*	755	88,056
Sarepta Therapeutics, Inc.*	1,353	86,348
CRISPR Therapeutics AG*,1	2,484	84,531
PTC Therapeutics, Inc.*	1,508	76,848
Ultragenyx Pharmaceutical, Inc.*	2,075	75,136
Crinetics Pharmaceuticals, Inc.*	2,217	74,358
SpringWorks Therapeutics, Inc.*	1,678	74,050
Avidity Biosciences, Inc.*	2,502	73,859
Amicus Therapeutics, Inc.*	8,112	66,194
Veracyte, Inc.*	2,207	65,438
Arcellx, Inc.*	986	64,682
Apellis Pharmaceuticals, Inc.*	2,898	63,379
Viking Therapeutics, Inc.*	2,624	63,370
Summit Therapeutics, Inc.*	3,273	63,136
ACADIA Pharmaceuticals, Inc.*	3,776	62,719
Recursion Pharmaceuticals, Inc. — Class A*,1	11,170	59,089
Denali Therapeutics, Inc.*	3,992	54,271
Nuvalent, Inc. — Class A*	763	54,112
Beam Therapeutics, Inc.*	2,766	54,020
Dynavax Technologies Corp.*	4,157	53,916
Arrowhead Pharmaceuticals, Inc.*	4,044	51,521
Krystal Biotech, Inc.*	275	49,583
Ideaya Biosciences, Inc.*	2,935	48,075
Immunovant, Inc.*	2,670	45,630
Celldex Therapeutics, Inc.*	2,379	43,179
Iovance Biotherapeutics, Inc.*	12,916	43,010
Dyne Therapeutics, Inc.*	3,929	41,097
Novavax, Inc.*	6,080	38,973
Intellia Therapeutics, Inc.*	4,527	32,187
Geron Corp.*	17,386	27,644
Total Biotechnology		7,155,032
Pharmaceuticals - 18.5%
AbbVie, Inc.	3,448	722,425
AstraZeneca plc ADR	2,821	207,344
Neurocrine Biosciences, Inc.*	1,317	145,660
Viatris, Inc.	15,877	138,289
Alkermes plc*	3,420	112,928
Jazz Pharmaceuticals plc*	899	111,611
Protagonist Therapeutics, Inc.*	1,436	69,445
Vaxcyte, Inc.*	1,812	68,421
Ascendis Pharma A/S ADR*	385	60,006
Madrigal Pharmaceuticals, Inc.*	162	53,659
Agios Pharmaceuticals, Inc.*	1,794	52,564
Total Pharmaceuticals		1,742,352
Healthcare-Products - 4.1%
Natera, Inc.*	1,342	189,772
Exact Sciences Corp.*	2,980	129,004
Twist Bioscience Corp.*	1,583	62,149
Total Healthcare-Products		380,925
Healthcare-Services - 1.0%
Medpace Holdings, Inc.*	308	93,845
Total Common Stocks
(Cost $5,007,643)		9,372,154

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$42,035	42,035
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	32,215	32,215
Total Repurchase Agreements
(Cost $74,250)		74,250

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	119,080	119,080
Total Securities Lending Collateral
(Cost $119,080)		119,080
Total Investments - 101.9%
(Cost $5,200,973)		$9,565,484
Other Assets & Liabilities, net - (1.9)%		(174,115)
Total Net Assets - 100.0%		$9,391,369

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,372,154	$—	$—	$9,372,154
Repurchase Agreements	—	74,250	—	74,250
Securities Lending Collateral	119,080	—	—	119,080
Total Assets	$9,491,234	$74,250	$—	$9,565,484

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 45.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	143,351	$1,437,814
Guggenheim Strategy Fund II1	57,080	1,418,999
Total Mutual Funds
(Cost $2,848,443)		2,856,813

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.2%
Federal Home Loan Bank
4.24% due 04/25/25[2]	$699,000	697,024
Freddie Mac
4.21% due 04/01/25[2]	250,000	250,000
Total Federal Agency Discount Notes
(Cost $947,024)		947,024

U.S. TREASURY BILLS†† - 11.2%
U.S. Treasury Bills
4.22% due 04/01/25[2]	500,000	500,000
4.08% due 04/08/25[2,3]	200,000	199,835
Total U.S. Treasury Bills
(Cost $699,836)		699,835

FEDERAL AGENCY NOTES†† - 6.4%
Federal Farm Credit Bank
4.32% due 02/27/26	400,000	399,640
Total Federal Agency Notes
(Cost $399,981)		399,640

REPURCHASE AGREEMENTS††,4 - 14.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	526,714	526,714
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	403,668	403,668
Total Repurchase Agreements
(Cost $930,382)		930,382
Total Investments - 93.5%
(Cost $5,825,666)		$5,833,694
Other Assets & Liabilities, net - 6.5%		402,755
Total Net Assets - 100.0%		$6,236,449

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	44	Apr 2025	$6,255,150	$185,414

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at March 31, 2025.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,856,813	$—	$—	$2,856,813
Federal Agency Discount Notes	—	947,024	—	947,024
U.S. Treasury Bills	—	699,835	—	699,835
Federal Agency Notes	—	399,640	—	399,640
Repurchase Agreements	—	930,382	—	930,382
Commodity Futures Contracts**	185,414	—	—	185,414
Total Assets	$3,042,227	$2,976,881	$—	$6,019,108

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,418,428	$–	$–	$–	$571	$1,418,999	57,080	$18,904
Guggenheim Ultra Short Duration Fund — Institutional Class	1,434,948	–	–	–	2,866	1,437,814	143,351	15,966
	$2,853,376	$–	$–	$–	$3,437	$2,856,813		$34,870

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 32.6%
Mondelez International, Inc. — Class A	2,805	$190,319
Kroger Co.	1,965	133,011
Sysco Corp.	1,628	122,165
Hershey Co.	674	115,274
General Mills, Inc.	1,894	113,242
Kraft Heinz Co.	3,310	100,723
Tyson Foods, Inc. — Class A	1,526	97,374
McCormick & Company, Inc.	1,158	95,315
Kellanova	1,150	94,864
Sprouts Farmers Market, Inc.*	547	83,494
US Foods Holding Corp.*	1,203	78,748
Conagra Brands, Inc.	2,698	71,956
Performance Food Group Co.*	912	71,711
J M Smucker Co.	596	70,572
Hormel Foods Corp.	1,974	61,076
Ingredion, Inc.	437	59,087
The Campbell's Co.	1,430	57,086
Lamb Weston Holdings, Inc.	1,070	57,031
Albertsons Companies, Inc. — Class A	2,503	55,041
Post Holdings, Inc.*	422	49,104
Cal-Maine Foods, Inc.	470	42,723
Flowers Foods, Inc.	2,042	38,819
Simply Good Foods Co.*	1,047	36,111
Pilgrim's Pride Corp.	577	31,452
Grocery Outlet Holding Corp.*	1,783	24,926
Lancaster Colony Corp.	72	12,600
Total Food		1,963,824
Beverages - 25.9%
Coca-Cola Co.	4,494	321,860
PepsiCo, Inc.	1,907	285,936
Keurig Dr Pepper, Inc.	3,863	132,192
Monster Beverage Corp.*	2,246	131,436
Constellation Brands, Inc. — Class A	568	104,239
Coca-Cola Europacific Partners plc	1,123	97,735
Brown-Forman Corp. — Class B	2,239	75,992
Anheuser-Busch InBev S.A. ADR	1,105	68,024
Molson Coors Beverage Co. — Class B	1,104	67,200
Diageo plc ADR	598	62,664
Fomento Economico Mexicano SAB de CV ADR	619	60,402
Primo Brands Corp. — Class A	1,643	58,310
Celsius Holdings, Inc.*	1,523	54,249
Coca-Cola Consolidated, Inc.	26	35,100
Total Beverages		1,555,339
Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	2,344	399,465
Colgate-Palmolive Co.	1,876	175,781
Kenvue, Inc.	5,737	137,573
Estee Lauder Companies, Inc. — Class A	1,389	91,674
Unilever plc ADR	1,185	70,567
Haleon plc ADR	6,163	63,417
elf Beauty, Inc.*	585	36,732
Inter Parfums, Inc.	240	27,329
Total Cosmetics & Personal Care		1,002,538
Agriculture - 13.7%
Philip Morris International, Inc.	2,014	319,682
Altria Group, Inc.	3,371	202,328
Archer-Daniels-Midland Co.	1,998	95,924
British American Tobacco plc ADR	1,828	75,624
Bunge Global S.A.	846	64,651
Darling Ingredients, Inc.*	1,524	47,610
Vital Farms, Inc.*	664	20,232
Total Agriculture		826,051
Household Products & Housewares - 6.8%
Kimberly-Clark Corp.	963	136,958
Church & Dwight Company, Inc.	943	103,815
Clorox Co.	576	84,816
WD-40 Co.	139	33,916
Spectrum Brands Holdings, Inc.	378	27,046
Reynolds Consumer Products, Inc.	964	23,001
Total Household Products & Housewares		409,552
Retail - 2.1%
Casey's General Stores, Inc.	195	84,638
Freshpet, Inc.*	472	39,256
Total Retail		123,894
Pharmaceuticals - 1.1%
BellRing Brands, Inc.*	872	64,929
Internet - 0.9%
Maplebear, Inc.*	1,344	53,612
Total Common Stocks
(Cost $2,784,788)		5,999,739

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$14,632	14,632
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	11,214	11,214
Total Repurchase Agreements
(Cost $25,846)		25,846
Total Investments - 100.2%
(Cost $2,810,634)		$6,025,585
Other Assets & Liabilities, net - (0.2)%		(10,559)
Total Net Assets - 100.0%		$6,015,026

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,999,739	$—	$—	$5,999,739
Repurchase Agreements	—	25,846	—	25,846
Total Assets	$5,999,739	$25,846	$—	$6,025,585

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 77.5%
Financial - 19.0%
Goldman Sachs Group, Inc.	876	$478,550
Visa, Inc. — Class A	876	307,003
American Express Co.	876	235,688
Travelers Companies, Inc.	876	231,667
JPMorgan Chase & Co.	876	214,883
Total Financial		1,467,791
Consumer, Non-cyclical - 15.1%
UnitedHealth Group, Inc.	876	458,805
Amgen, Inc.	876	272,918
Procter & Gamble Co.	876	149,288
Johnson & Johnson	876	145,276
Merck & Company, Inc.	876	78,630
Coca-Cola Co.	876	62,739
Total Consumer, Non-cyclical		1,167,656
Technology - 13.9%
Microsoft Corp.	876	328,842
Salesforce, Inc.	876	235,083
International Business Machines Corp.	876	217,826
Apple, Inc.	876	194,586
NVIDIA Corp.	876	94,941
Total Technology		1,071,278
Industrial - 9.7%
Caterpillar, Inc.	876	288,905
Honeywell International, Inc.	876	185,493
Boeing Co.*	876	149,402
3M Co.	876	128,649
Total Industrial		752,449
Consumer, Cyclical - 9.4%
Home Depot, Inc.	876	321,045
McDonald's Corp.	876	273,636
Walmart, Inc.	876	76,904
NIKE, Inc. — Class B	876	55,609
Total Consumer, Cyclical		727,194
Communications - 4.5%
Amazon.com, Inc.*	876	166,668
Walt Disney Co.	876	86,461
Cisco Systems, Inc.	876	54,058
Verizon Communications, Inc.	876	39,735
Total Communications		346,922
Basic Materials - 4.0%
Sherwin-Williams Co.	876	305,890
Energy - 1.9%
Chevron Corp.	876	146,546
Total Common Stocks
(Cost $4,044,285)		5,985,726

	Face Amount
U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
4.08% due 04/08/25[1,2]	$312,000	311,742
4.20% due 06/12/25[2,3]	150,000	148,743
Total U.S. Treasury Bills
(Cost $460,484)		460,485

REPURCHASE AGREEMENTS††,4 - 10.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	459,498	459,498
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	352,153	352,153
Total Repurchase Agreements
(Cost $811,651)		811,651
Total Investments - 94.0%
(Cost $5,316,420)		$7,257,862
Other Assets & Liabilities, net - 6.0%		462,931
Total Net Assets - 100.0%		$7,720,793

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	14	Jun 2025	$2,959,180	$(14,477)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	56	$2,337,427	$(12,248)
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	99	4,145,389	(44,703)
							$6,482,816	$(56,951)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,985,726	$—	$—	$5,985,726
U.S. Treasury Bills	—	460,485	—	460,485
Repurchase Agreements	—	811,651	—	811,651
Total Assets	$5,985,726	$1,272,136	$—	$7,257,862

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$14,477	$—	$—	$14,477
Equity Index Swap Agreements**	—	56,951	—	56,951
Total Liabilities	$14,477	$56,951	$—	$71,428

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 92.3%
NVIDIA Corp.	34,412	$3,729,573
Broadcom, Inc.	11,878	1,988,734
Advanced Micro Devices, Inc.*	9,899	1,017,023
Texas Instruments, Inc.	5,542	995,897
QUALCOMM, Inc.	6,475	994,625
Applied Materials, Inc.	5,573	808,754
Analog Devices, Inc.	3,757	757,674
Lam Research Corp.	10,021	728,527
KLA Corp.	1,060	720,588
Micron Technology, Inc.	8,166	709,544
Intel Corp.*	29,074	660,271
Marvell Technology, Inc.	8,646	532,334
Monolithic Power Systems, Inc.	690	400,186
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,390	396,740
NXP Semiconductor N.V.	2,050	389,623
Microchip Technology, Inc.	7,606	368,206
ASML Holding N.V. — Class G	548	363,121
ON Semiconductor Corp.*	7,596	309,081
ARM Holdings plc ADR*,1	2,886	308,196
United Microelectronics Corp. ADR[1]	38,521	275,425
Teradyne, Inc.	3,324	274,562
Entegris, Inc.	3,027	264,802
Skyworks Solutions, Inc.	3,723	240,618
STMicroelectronics N.V. — Class Y	10,677	234,467
ASE Technology Holding Company Ltd. ADR	25,996	227,725
Kulicke & Soffa Industries, Inc.	6,765	223,110
Astera Labs, Inc.*	3,409	203,415
Qorvo, Inc.*	2,803	202,965
Lattice Semiconductor Corp.*	3,670	192,492
MACOM Technology Solutions Holdings, Inc.*	1,901	190,822
Onto Innovation, Inc.*	1,464	177,642
Rambus, Inc.*	3,424	177,278
MKS Instruments, Inc.	2,208	176,971
Cirrus Logic, Inc.*	1,745	173,898
GLOBALFOUNDRIES, Inc.*	4,080	150,593
Nova Ltd.*	775	142,856
Semtech Corp.*	3,935	135,364
Allegro MicroSystems, Inc.*	5,086	127,811
Silicon Laboratories, Inc.*	1,099	123,714
Synaptics, Inc.*	1,894	120,686
Power Integrations, Inc.	2,368	119,584
Impinj, Inc.*	1,289	116,912
Amkor Technology, Inc.	6,022	108,757
FormFactor, Inc.*	3,816	107,955
Ambarella, Inc.*	2,057	103,529
Diodes, Inc.*	2,298	99,205
Axcelis Technologies, Inc.*	1,775	88,164
Veeco Instruments, Inc.*	3,952	79,356
ACM Research, Inc. — Class A*	3,373	78,726
SiTime Corp.*	483	73,836
Penguin Solutions, Inc.*	4,204	73,023
MaxLinear, Inc. — Class A*	6,061	65,822
Wolfspeed, Inc.*,1	13,035	39,887
Total Semiconductors		21,370,669
Energy-Alternate Sources - 4.3%
SolarEdge Technologies, Inc.*,1	17,804	288,069
First Solar, Inc.*	2,093	264,618
Canadian Solar, Inc.*,1	26,067	225,479
Enphase Energy, Inc.*	3,597	223,194
Total Energy-Alternate Sources		1,001,360
Electronics - 0.9%
Camtek Ltd.[1]	3,801	222,853
Electrical Components & Equipment - 0.8%
Universal Display Corp.	1,311	182,858
Telecommunications - 0.8%
Credo Technology Group Holding Ltd.*	4,484	180,077
Computers - 0.5%
Rigetti Computing, Inc.*,1	13,663	108,211
Total Common Stocks
(Cost $13,744,263)		23,066,028

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$88,974	88,974
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	68,189	68,189
Total Repurchase Agreements
(Cost $157,163)		157,163

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	963,299	963,299
Total Securities Lending Collateral
(Cost $963,299)		963,299
Total Investments - 104.5%
(Cost $14,864,725)		$24,186,490
Other Assets & Liabilities, net - (4.5)%		(1,040,659)
Total Net Assets - 100.0%		$23,145,831

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,066,028	$—	$—	$23,066,028
Repurchase Agreements	—	157,163	—	157,163
Securities Lending Collateral	963,299	—	—	963,299
Total Assets	$24,029,327	$157,163	$—	$24,186,490

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas - 63.9%
Exxon Mobil Corp.	7,410	$881,271
Chevron Corp.	3,860	645,739
ConocoPhillips	4,232	444,445
Equities Corp.	7,273	388,596
EOG Resources, Inc.	2,531	324,575
Phillips 66	2,146	264,988
Hess Corp.	1,652	263,874
Marathon Petroleum Corp.	1,773	258,308
Valero Energy Corp.	1,871	247,103
Occidental Petroleum Corp.	4,532	223,700
Diamondback Energy, Inc.	1,351	215,998
Expand Energy Corp.	1,773	197,370
Devon Energy Corp.	5,225	195,415
BP plc ADR	5,722	193,346
Coterra Energy, Inc. — Class A	6,242	180,394
Shell plc ADR	2,414	176,898
Canadian Natural Resources Ltd.	5,221	160,807
Petroleo Brasileiro S.A. ADR	11,048	158,428
Suncor Energy, Inc.	3,930	152,170
Cenovus Energy, Inc.	9,952	138,432
Antero Resources Corp.*	3,342	135,151
Ovintiv, Inc.	3,031	129,727
Permian Resources Corp.	8,985	124,442
Viper Energy, Inc.	2,714	122,537
Range Resources Corp.	2,958	118,113
Equinor ASA ADR	4,390	116,116
APA Corp.	5,180	108,884
Transocean Ltd.*	32,284	102,340
Chord Energy Corp.	893	100,659
Matador Resources Co.	1,834	93,699
HF Sinclair Corp.	2,720	89,434
Magnolia Oil & Gas Corp. — Class A	3,468	87,602
Seadrill Ltd.*	3,235	80,875
CNX Resources Corp.*	2,511	79,046
Murphy Oil Corp.	2,758	78,327
Weatherford International plc	1,386	74,220
California Resources Corp.	1,647	72,419
Civitas Resources, Inc.	2,036	71,036
SM Energy Co.	2,351	70,412
Patterson-UTI Energy, Inc.	8,361	68,727
Noble Corporation plc	2,808	66,550
Northern Oil & Gas, Inc.	2,182	65,962
Crescent Energy Co. — Class A	5,742	64,540
Texas Pacific Land Corp.	45	59,625
Valaris Ltd.*	1,488	58,419
Helmerich & Payne, Inc.	2,206	57,621
Comstock Resources, Inc.*	2,463	50,097
PBF Energy, Inc. — Class A	2,406	45,931
Vital Energy, Inc.*	1,429	30,323
Total Oil & Gas		8,134,691
Pipelines - 17.3%
Williams Companies, Inc.	5,547	331,489
ONEOK, Inc.	3,028	300,438
Kinder Morgan, Inc.	10,121	288,752
Cheniere Energy, Inc.	1,179	272,820
Targa Resources Corp.	1,278	256,201
Enbridge, Inc.	3,606	159,782
TC Energy Corp.	2,622	123,784
Golar LNG Ltd.	3,198	121,492
DT Midstream, Inc.	1,239	119,539
Antero Midstream Corp.	5,235	94,230
Pembina Pipeline Corp.	2,196	87,906
New Fortress Energy, Inc.*,1	5,971	49,619
Total Pipelines		2,206,052
Oil & Gas Services - 9.0%
Schlumberger N.V.	6,851	286,372
Baker Hughes Co.	5,738	252,185
Halliburton Co.	6,694	169,827
TechnipFMC plc	4,419	140,038
NOV, Inc.	6,127	93,253
ChampionX Corp.	3,039	90,562
Liberty Energy, Inc. — Class A	3,982	63,035
Tidewater, Inc.*	1,276	53,936
Total Oil & Gas Services		1,149,208
Energy-Alternate Sources - 3.5%
First Solar, Inc.*	1,022	129,211
SolarEdge Technologies, Inc.*,1	7,014	113,487
Enphase Energy, Inc.*	1,762	109,332
Sunrun, Inc.*	7,311	42,843
Plug Power, Inc.*,1	18,919	25,541
Green Plains, Inc.*	4,191	20,326
Total Energy-Alternate Sources		440,740
Mining - 1.6%
Cameco Corp.	3,372	138,792
Uranium Energy Corp.*	10,708	51,184
Centrus Energy Corp. — Class A*	299	18,601
Total Mining		208,577
Transportation - 1.3%
Scorpio Tankers, Inc.	2,164	81,323
Frontline plc	5,312	78,883
Total Transportation		160,206
Coal - 1.0%
Core Natural Resources, Inc.	984	75,866
Peabody Energy Corp.	3,530	47,832
Total Coal		123,698
Retail - 0.9%
Murphy USA, Inc.	241	113,224
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	2,456	96,054
Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	1,597	73,191
Total Common Stocks
(Cost $7,021,295)		12,705,641

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$18,102	18,102
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	13,873	13,873
Total Repurchase Agreements
(Cost $31,975)		31,975

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	$141,188	$141,188
Total Securities Lending Collateral
(Cost $141,188)		$141,188
Total Investments - 101.2%
(Cost $7,194,458)		$12,878,804
Other Assets & Liabilities, net - (1.2)%		(145,328)
Total Net Assets - 100.0%		$12,733,476

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,705,641	$—	$—	$12,705,641
Repurchase Agreements	—	31,975	—	31,975
Securities Lending Collateral	141,188	—	—	141,188
Total Assets	$12,846,829	$31,975	$—	$12,878,804

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 71.4%
Schlumberger N.V.	8,593	$359,187
Baker Hughes Co.	7,200	316,440
Halliburton Co.	8,398	213,057
TechnipFMC plc	3,861	122,355
NOV, Inc.	7,689	117,027
ChampionX Corp.	3,816	113,717
Archrock, Inc.	4,026	105,642
Liberty Energy, Inc. — Class A	5,005	79,229
Oceaneering International, Inc.*	3,282	71,580
Tidewater, Inc.*	1,600	67,632
Kodiak Gas Services, Inc.	1,809	67,476
Atlas Energy Solutions, Inc.[1]	3,124	55,732
Select Water Solutions, Inc. — Class A	5,225	54,862
Helix Energy Solutions Group, Inc.*	6,176	51,323
Solaris Energy Infrastructure, Inc. — Class A	2,352	51,180
Aris Water Solutions, Inc. — Class A	1,489	47,708
Expro Group Holdings N.V.*	4,577	45,495
ProPetro Holding Corp.*	5,265	38,698
RPC, Inc.	6,334	34,837
ProFrac Holding Corp. — Class A*,1	1,506	11,431
Total Oil & Gas Services		2,024,608
Oil & Gas - 21.9%
Weatherford International plc	1,743	93,338
Patterson-UTI Energy, Inc.	10,496	86,277
Noble Corporation plc	3,526	83,566
Transocean Ltd.*	26,072	82,648
Valaris Ltd.*	1,868	73,338
Helmerich & Payne, Inc.	2,772	72,404
Seadrill Ltd.*	2,851	71,275
Borr Drilling Ltd.	19,737	43,224
Nabors Industries Ltd.*	346	14,432
Total Oil & Gas		620,502
Machinery-Diversified - 3.2%
Cactus, Inc. — Class A	1,997	91,522
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	2,157	84,360
Total Common Stocks
(Cost $1,423,941)		2,820,992

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$12,618	12,618
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	9,670	9,670
Total Repurchase Agreements
(Cost $22,288)		22,288

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	55,645	55,645
Total Securities Lending Collateral
(Cost $55,645)		55,645
Total Investments - 102.3%
(Cost $1,501,874)		$2,898,925
Other Assets & Liabilities, net - (2.3)%		(65,078)
Total Net Assets - 100.0%		$2,833,847

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,820,992	$—	$—	$2,820,992
Repurchase Agreements	—	22,288	—	22,288
Securities Lending Collateral	55,645	—	—	55,645
Total Assets	$2,876,637	$22,288	$—	$2,898,925

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 43.3%
Consumer, Non-cyclical - 14.6%
Nestle S.A. ADR	786	$79,520
Roche Holding AG ADR[1]	1,684	69,297
AstraZeneca plc ADR	929	68,281
Novo Nordisk A/S ADR[1]	956	66,385
Novartis AG ADR	592	65,996
Unilever plc ADR	771	45,913
Sanofi S.A. ADR	705	39,099
RELX plc ADR	566	28,532
L'Oreal S.A. ADR	362	26,918
EssilorLuxottica S.A. ADR	186	26,803
GSK plc ADR[1]	641	24,832
British American Tobacco plc ADR	592	24,491
Anheuser-Busch InBev S.A. ADR	308	18,961
Diageo plc ADR	166	17,395
Total Consumer, Non-cyclical		602,423
Financial - 8.8%
HSBC Holdings plc ADR[1]	1,060	60,876
Allianz SE ADR	1,160	44,359
Banco Santander S.A. ADR	4,591	30,759
Zurich Insurance Group AG ADR[1]	878	30,616
UBS Group AG	952	29,160
BNP Paribas S.A. ADR	638	26,643
UniCredit SpA ADR	932	26,152
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR[1]	2,011	25,439
AXA S.A. ADR	559	23,886
London Stock Exchange Group plc ADR	606	22,858
Intesa Sanpaolo SpA ADR	731	22,588
ING Groep N.V. ADR	944	18,493
Total Financial		361,829
Industrial - 4.9%
Siemens AG ADR[1]	451	52,037
Schneider Electric SE ADR	862	39,583
Airbus SE ADR	705	31,083
Safran S.A. ADR	449	29,733
ABB Ltd. ADR	478	24,923
Vinci S.A. ADR	698	21,980
Total Industrial		199,339
Technology - 3.9%
SAP SE ADR	307	82,411
ASML Holding N.V. — Class G	118	78,190
Total Technology		160,601
Energy - 3.4%
Shell plc ADR	908	66,538
TotalEnergies SE ADR	680	43,989
BP plc ADR	826	27,911
Total Energy		138,438
Consumer, Cyclical - 2.8%
LVMH Moet Hennessy Louis Vuitton SE ADR	382	47,318
Cie Financiere Richemont S.A. ADR	1,616	28,038
Hermes International SCA ADR	105	27,513
Mercedes-Benz Group AG ADR	867	12,684
Total Consumer, Cyclical		115,553
Basic Materials - 1.9%
Air Liquide S.A. ADR	869	33,039
Rio Tinto plc ADR	322	19,346
BASF SE ADR	1,072	13,347
Glencore plc ADR	1,496	10,935
Total Basic Materials		76,667
Utilities - 1.6%
Iberdrola S.A. ADR	441	28,440
National Grid plc ADR	306	20,077
Enel SpA ADR	2,341	18,868
Total Utilities		67,385
Communications - 1.4%
Deutsche Telekom AG ADR	1,084	40,184
Prosus N.V. ADR	1,994	18,464
Total Communications		58,648
Total Common Stocks
(Cost $1,610,777)		1,780,883

MUTUAL FUNDS† - 10.0%
Guggenheim Strategy Fund II2	9,255	230,083
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	18,098	181,523
Total Mutual Funds
(Cost $407,812)		411,606

	Face Amount
U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bills
4.08% due 04/08/25[3,4]	$228,000	227,812
Total U.S. Treasury Bills
(Cost $227,813)		227,812

REPURCHASE AGREEMENTS††,5 - 35.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	823,327	823,327
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	630,987	630,987
Total Repurchase Agreements
(Cost $1,454,314)		1,454,314

	Shares
SECURITIES LENDING COLLATERAL†,6 - 5.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	204,764	204,764
Total Securities Lending Collateral
(Cost $204,764)		204,764
Total Investments - 99.1%
(Cost $3,905,480)		$4,079,379
Other Assets & Liabilities, net - 0.9%		35,406
Total Net Assets - 100.0%		$4,114,785

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	25	Jun 2025	$3,394,062	$(12,889)

Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	68	Jun 2025	3,342,972	(86,191)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,780,883	$—	$—	$1,780,883
Mutual Funds	411,606	—	—	411,606
U.S. Treasury Bills	—	227,812	—	227,812
Repurchase Agreements	—	1,454,314	—	1,454,314
Securities Lending Collateral	204,764	—	—	204,764
Total Assets	$2,397,253	$1,682,126	$—	$4,079,379

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	12,889	—	—	12,889
Equity Futures Contracts**	$86,191	$—	$—	$86,191
Total Liabilities	$99,080	$—	$—	$99,080

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$229,991	$–	$–	$–	$92	$230,083	9,255	$3,065
Guggenheim Ultra Short Duration Fund — Institutional Class	181,161	–	–	–	362	181,523	18,098	2,016
	$411,152	$–	$–	$–	$454	$411,606		$5,081

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 98.9%
Banks - 24.8%
JPMorgan Chase & Co.	1,212	$297,304
Bank of America Corp.	4,584	191,290
Wells Fargo & Co.	2,395	171,937
Goldman Sachs Group, Inc.	273	149,137
Morgan Stanley	1,149	134,054
Citigroup, Inc.	1,812	128,634
PNC Financial Services Group, Inc.	527	92,631
U.S. Bancorp	2,121	89,549
Bank of New York Mellon Corp.	1,038	87,057
Truist Financial Corp.	1,980	81,477
NU Holdings Limited/Cayman Islands — Class A*	7,949	81,398
ICICI Bank Ltd. ADR	2,402	75,711
HDFC Bank Ltd. ADR	1,133	75,277
Toronto-Dominion Bank	1,161	69,590
Popular, Inc.	749	69,185
Royal Bank of Canada	590	66,505
Bank of Nova Scotia	1,358	64,410
M&T Bank Corp.	335	59,881
Fifth Third Bancorp	1,449	56,801
State Street Corp.	623	55,777
Huntington Bancshares, Inc.	3,474	52,145
Regions Financial Corp.	2,268	49,284
Northern Trust Corp.	483	47,648
KeyCorp	2,944	47,075
Citizens Financial Group, Inc.	1,110	45,477
East West Bancorp, Inc.	440	39,494
First Horizon Corp.	1,825	35,441
Commerce Bancshares, Inc.	510	31,737
Western Alliance Bancorporation	408	31,347
Comerica, Inc.	522	30,829
Zions Bancorp North America	608	30,315
Old National Bancorp	1,372	29,073
UMB Financial Corp.	279	28,207
Columbia Banking System, Inc.	1,014	25,289
Bank OZK	545	23,680
Valley National Bancorp	2,578	22,918
First Citizens BancShares, Inc. — Class A	12	22,249
Pinnacle Financial Partners, Inc.	203	21,526
Wintrust Financial Corp.	185	20,805
Total Banks		2,732,144
Diversified Financial Services - 23.3%
Visa, Inc. — Class A	849	297,541
Mastercard, Inc. — Class A	433	237,336
Charles Schwab Corp.	1,683	131,745
American Express Co.	487	131,027
Blackrock, Inc.	138	130,614
Intercontinental Exchange, Inc.	633	109,193
CME Group, Inc. — Class A	410	108,769
Interactive Brokers Group, Inc. — Class A	567	93,890
Capital One Financial Corp.	518	92,877
Apollo Global Management, Inc.	614	84,081
Ares Management Corp. — Class A	521	76,384
Ameriprise Financial, Inc.	156	75,521
Discover Financial Services	437	74,596
Coinbase Global, Inc. — Class A*	412	70,959
XP, Inc. — Class A	5,021	69,039
Nasdaq, Inc.	883	66,984
Tradeweb Markets, Inc. — Class A	442	65,619
Blue Owl Capital, Inc.	3,143	62,986
Raymond James Financial, Inc.	398	55,286
Cboe Global Markets, Inc.	242	54,762
Synchrony Financial	953	50,452
LPL Financial Holdings, Inc.	150	49,071
T. Rowe Price Group, Inc.	530	48,691
TPG, Inc.	933	44,252
SoFi Technologies, Inc.*	3,287	38,228
Ally Financial, Inc.	1,005	36,652
SEI Investments Co.	439	34,080
Jefferies Financial Group, Inc.	578	30,963
Invesco Ltd.	1,822	27,640
Virtu Financial, Inc. — Class A	714	27,218
Franklin Resources, Inc.	1,410	27,142
SLM Corp.	911	26,756
Hamilton Lane, Inc. — Class A	143	21,260
Upstart Holdings, Inc.*	457	21,036
Total Diversified Financial Services		2,572,650
Insurance - 18.6%
Berkshire Hathaway, Inc. — Class B*	707	376,534
Progressive Corp.	501	141,788
Marsh & McLennan Companies, Inc.	506	123,479
Arthur J Gallagher & Co.	306	105,643
Arch Capital Group Ltd.	1,019	98,007
Willis Towers Watson plc	286	96,654
Chubb Ltd.	289	87,275
Aflac, Inc.	782	86,951
Travelers Companies, Inc.	323	85,421
Allstate Corp.	392	81,171
American International Group, Inc.	930	80,854
Aon plc — Class A	201	80,217
MetLife, Inc.	925	74,268
Prudential Financial, Inc.	631	70,470
Everest Group Ltd.	186	67,579
Hartford Insurance Group, Inc.	538	66,567
Brown & Brown, Inc.	490	60,956
Cincinnati Financial Corp.	361	53,327
W R Berkley Corp.	737	52,445
Principal Financial Group, Inc.	572	48,260
Equitable Holdings, Inc.	864	45,006
Corebridge Financial, Inc.	977	30,844
Selective Insurance Group, Inc.	279	25,540
Erie Indemnity Co. — Class A	46	19,276
Total Insurance		2,058,532
REITs - 18.6%
American Tower Corp. — Class A	523	113,805
Prologis, Inc.	1,003	112,125
Welltower, Inc.	729	111,690
Equinix, Inc.	119	97,027
Simon Property Group, Inc.	485	80,549
Realty Income Corp.	1,379	79,996
Crown Castle, Inc.	745	77,651

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
REITs - 18.6% (continued)
Public Storage	256	$76,618
Digital Realty Trust, Inc.	527	75,514
VICI Properties, Inc.	1,973	64,359
Extra Space Storage, Inc.	416	61,772
Ventas, Inc.	887	60,990
AvalonBay Communities, Inc.	284	60,952
Equity Residential	801	57,336
Iron Mountain, Inc.	644	55,410
SBA Communications Corp.	246	54,122
Weyerhaeuser Co.	1,728	50,596
Invitation Homes, Inc.	1,443	50,289
Mid-America Apartment Communities, Inc.	296	49,604
Sun Communities, Inc.	347	44,638
UDR, Inc.	962	43,453
Alexandria Real Estate Equities, Inc.	457	42,277
Kimco Realty Corp.	1,965	41,737
Regency Centers Corp.	559	41,232
Healthpeak Properties, Inc.	2,031	41,067
Gaming and Leisure Properties, Inc.	798	40,618
Camden Property Trust	330	40,359
American Homes 4 Rent — Class A	1,046	39,549
Lamar Advertising Co. — Class A	331	37,661
Equity LifeStyle Properties, Inc.	558	37,219
Annaly Capital Management, Inc.	1,789	36,335
BXP, Inc.	521	35,006
Host Hotels & Resorts, Inc.	2,368	33,649
Rexford Industrial Realty, Inc.	830	32,494
AGNC Investment Corp.[1]	3,271	31,336
Sabra Health Care REIT, Inc.	1,286	22,466
Lineage, Inc.	352	20,638
Total REITs		2,052,139
Commercial Services - 6.5%
S&P Global, Inc.	281	142,776
Moody's Corp.	205	95,467
PayPal Holdings, Inc.*	1,321	86,195
StoneCo Ltd. — Class A*	6,825	71,526
Block, Inc. — Class A*	1,171	63,621
Global Payments, Inc.	561	54,933
Corpay, Inc.*	155	54,052
Toast, Inc. — Class A*	1,437	47,665
Affirm Holdings, Inc.*	860	38,863
MarketAxess Holdings, Inc.	143	30,938
Shift4 Payments, Inc. — Class A*,1	366	29,906
Total Commercial Services		715,942
Private Equity - 3.2%
Blackstone, Inc. — Class A	1,050	146,769
KKR & Company, Inc. — Class A	878	101,506
Brookfield Corp.	1,320	69,181
Carlyle Group, Inc.	884	38,533
Total Private Equity		355,989
Software - 2.8%
Fiserv, Inc.*	563	124,327
MSCI, Inc. — Class A	129	72,950
Fidelity National Information Services, Inc.	933	69,676
Jack Henry & Associates, Inc.	222	40,537
Total Software		307,490
Internet - 0.7%
Robinhood Markets, Inc. — Class A*	1,745	72,627
Investment Companies - 0.4%
Ares Capital Corp.	1,935	42,880
Total Common Stocks
(Cost $4,877,022)		10,910,393
PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A. ADR	12,030	66,165
Total Preferred Stocks
(Cost $51,089)		66,165

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$47,319	47,319
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	36,264	36,264
Total Repurchase Agreements
(Cost $83,583)		83,583

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	47,618	47,618
Total Securities Lending Collateral
(Cost $47,618)		47,618
Total Investments - 100.7%
(Cost $5,059,312)		$11,107,759
Other Assets & Liabilities, net - (0.7)%		(73,415)
Total Net Assets - 100.0%		$11,034,344

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,910,393	$—	$—	$10,910,393
Preferred Stocks	66,165	—	—	66,165
Repurchase Agreements	—	83,583	—	83,583
Securities Lending Collateral	47,618	—	—	47,618
Total Assets	$11,024,176	$83,583	$—	$11,107,759

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 46.1%
Guggenheim Variable Insurance Strategy Fund III[1]	100,294	$2,499,330
Guggenheim Strategy Fund III[1]	89,107	2,221,435
Guggenheim Strategy Fund II1	4,552	113,167
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	72,955
Total Mutual Funds
(Cost $4,886,643)		4,906,887

	Face Amount
U.S. TREASURY BILLS†† - 9.7%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	$1,039,000	1,038,142
Total U.S. Treasury Bills
(Cost $1,038,145)		1,038,142

REPURCHASE AGREEMENTS††,4 - 40.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	2,425,878	2,425,878
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	1,859,163	1,859,163
Total Repurchase Agreements
(Cost $4,285,041)		4,285,041
Total Investments - 96.0%
(Cost $10,209,829)		$10,230,070
Other Assets & Liabilities, net - 4.0%		426,233
Total Net Assets - 100.0%		$10,656,303

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	4	Jun 2025	$1,262,840	$72,908
Cattle Feeder Futures Contracts	6	May 2025	854,400	29,401
Soybean Oil Futures Contracts	18	May 2025	484,488	27,924
Cotton #2 Futures Contracts	12	May 2025	401,220	9,732
Silver Futures Contracts	1	May 2025	173,850	9,197
Low Sulphur Gas Oil Futures Contracts	3	May 2025	204,975	8,505
WTI Crude Futures Contracts	2	Apr 2025	142,900	6,058
Gasoline RBOB Futures Contracts	2	Apr 2025	192,360	2,978
Brent Crude Futures Contracts	2	Apr 2025	149,360	2,665
NY Harbor ULSD Futures Contracts	1	Apr 2025	95,726	2,116
Copper Futures Contracts	2	May 2025	252,500	869
LME Zinc Futures Contracts	3	May 2025	213,657	(31)
Live Cattle Futures Contracts	5	Jun 2025	407,600	(2,898)
Soybean Meal Futures Contracts	15	May 2025	439,200	(3,590)
LME Primary Aluminum Futures Contracts	3	May 2025	189,710	(9,868)
Cocoa Futures Contracts	3	May 2025	239,100	(12,189)
LME Nickel Futures Contracts	6	May 2025	569,528	(15,975)
Sugar #11 Futures Contracts	32	Apr 2025	675,226	(22,035)
Coffee 'C' Futures Contracts	9	May 2025	1,278,112	(34,477)
			$8,226,752	$71,290

Interest Rate Futures Contracts Purchased†
Australian Government 3 Year Bond Futures Contracts	39	Jun 2025	2,595,206	5,166
Euro - Schatz Futures Contracts	14	Jun 2025	1,620,052	3,027
U.S. Treasury Long Bond Futures Contracts	2	Jun 2025	235,375	1,833
Australian Government 10 Year Bond Futures Contracts	4	Jun 2025	281,550	1,628
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2025	122,875	1,509
U.S. Treasury 10 Year Note Futures Contracts	3	Jun 2025	334,266	577
U.S. Treasury 5 Year Note Futures Contracts	1	Jun 2025	108,273	114

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
Canadian Government 10 Year Bond Futures Contracts	9	Jun 2025	$778,395	$25
			$6,075,992	$13,879

Currency Futures Contracts Purchased†
Swedish Krona Futures Contracts	1	Jun 2025	200,050	692
Norwegian Krone Futures Contracts	1	Jun 2025	190,300	620
British Pound Futures Contracts	7	Jun 2025	565,162	(1,659)
Swiss Franc Futures Contracts	3	Jun 2025	427,838	(1,674)
New Zealand Dollar Futures Contracts	6	Jun 2025	341,250	(3,552)
Euro FX Futures Contracts	8	Jun 2025	1,086,100	(4,368)
			$2,810,700	$(9,941)

Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	36	Jun 2025	$1,638,632	$41,990
IBEX 35 Index Futures Contracts††	12	Apr 2025	1,706,924	18,371
Tokyo Stock Price Index Futures Contracts	1	Jun 2025	179,222	92
FTSE 100 Index Futures Contracts	1	Jun 2025	111,517	(403)
FTSE Taiwan Index Futures Contracts	3	Apr 2025	212,100	(10,080)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2025	388,995	(10,852)
DAX Index Futures Contracts	3	Jun 2025	1,827,318	(55,308)
			$6,064,708	$(16,190)

Commodity Futures Contracts Sold Short†
Wheat Futures Contracts	21	May 2025	564,375	15,475
Hard Red Winter Wheat Futures Contracts	17	May 2025	473,025	14,129
Corn Futures Contracts	10	May 2025	228,875	7,004
Soybean Futures Contracts	3	May 2025	152,100	5,490
Lean Hogs Futures Contracts	10	Jun 2025	382,100	(506)
Natural Gas Futures Contracts	5	Apr 2025	206,550	(8,099)
			$2,007,025	$33,493

Equity Futures Contracts Sold Short†
CAC 40 10 Euro Index Futures Contracts	6	Apr 2025	508,354	13,798
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2025	293,890	9,075
Euro STOXX 50 Index Futures Contracts	3	Jun 2025	169,365	4,078
Russell 2000 Index Mini Futures Contracts	1	Jun 2025	101,355	3,122
Dow Jones Industrial Average Index Mini Futures Contracts	3	Jun 2025	634,110	1,037
S&P 500 Index Mini Futures Contracts	1	Jun 2025	282,812	(1,597)
			$1,989,886	$29,513

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	19	Jun 2025	1,188,260	10,910
Mexican Peso Futures Contracts	18	Jun 2025	435,150	8,978
Japanese Yen Futures Contracts	1	Jun 2025	84,075	2,029
Canadian Dollar Futures Contracts	4	Jun 2025	279,080	1,253
			$1,986,565	$23,170

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	11	Jun 2025	1,303,998	4,901
U.S. Treasury 2 Year Note Futures Contracts	15	Jun 2025	3,108,633	(1,169)
Euro - Bund Futures Contracts	10	Jun 2025	1,393,464	(12,052)
			$5,806,095	$(8,320)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,906,887	$—	$—	$4,906,887
U.S. Treasury Bills	—	1,038,142	—	1,038,142
Repurchase Agreements	—	4,285,041	—	4,285,041
Commodity Futures Contracts**	214,451	—	—	214,451
Equity Futures Contracts**	31,202	60,361	—	91,563
Currency Futures Contracts**	24,482	—	—	24,482
Interest Rate Futures Contracts**	13,879	4,901	—	18,780
Total Assets	$5,190,901	$5,388,445	$—	$10,579,346

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$109,668	$—	$—	$109,668
Equity Futures Contracts**	78,240	—	—	78,240
Interest Rate Futures Contracts**	13,221	—	—	13,221
Currency Futures Contracts**	11,253	—	—	11,253
Total Liabilities	$212,382	$—	$—	$212,382

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$113,122	$–	$–	$–	$45	$113,167	4,552	$1,508
Guggenheim Strategy Fund III	2,222,326	–	–	–	(891)	2,221,435	89,107	30,274
Guggenheim Ultra Short Duration Fund — Institutional Class	72,809	–	–	–	146	72,955	7,274	810
Guggenheim Variable Insurance Strategy Fund III	2,501,336	–	–	–	(2,006)	2,499,330	100,294	34,000
	$4,909,593	$–	$–	$–	$(2,706)	$4,906,887		$66,592

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 6.6%
Guggenheim Strategy Fund II1	10,941	$272,001
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	19,735	197,941
Total Mutual Funds
(Cost $456,853)		469,942

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 45.1%
U.S. Treasury Bonds
4.63% due 02/15/55	$3,200,000	3,221,000
Total U.S. Government Securities
(Cost $3,166,019)		3,221,000

FEDERAL AGENCY DISCOUNT NOTES†† - 30.9%
Federal Home Loan Bank
4.23% due 05/07/25[2]	1,072,000	1,067,465
Freddie Mac
4.20% due 04/03/25[2]	840,000	839,804
Federal Farm Credit Bank
4.26% due 04/09/25[2]	300,000	299,716
Total Federal Agency Discount Notes
(Cost $2,206,985)		2,206,985

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	98,000	97,919
Total U.S. Treasury Bills
(Cost $97,920)		97,919

REPURCHASE AGREEMENTS††,4 - 10.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	414,215	414,215
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	317,450	317,450
Total Repurchase Agreements
(Cost $731,665)		731,665
Total Investments - 94.2%
(Cost $6,659,442)		$6,727,511
Other Assets & Liabilities, net - 5.8%		413,705
Total Net Assets - 100.0%		$7,141,216

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	45	Jun 2025	$5,529,375	$115,607

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$469,942	$—	$—	$469,942
U.S. Government Securities	—	3,221,000	—	3,221,000
Federal Agency Discount Notes	—	2,206,985	—	2,206,985
U.S. Treasury Bills	—	97,919	—	97,919
Repurchase Agreements	—	731,665	—	731,665
Interest Rate Futures Contracts**	115,607	—	—	115,607
Total Assets	$585,549	$6,257,569	$—	$6,843,118

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$272,001	$–	$–	$–	$–	$272,001	10,941	$3,623
Guggenheim Ultra Short Duration Fund — Institutional Class	247,496	–	(50,000)	499	(54)	197,941	19,735	2,507
	$519,497	$–	$(50,000)	$499	$(54)	$469,942		$6,130

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 32.5%
Eli Lilly & Co.	618	$510,412
Johnson & Johnson	2,286	379,110
AbbVie, Inc.	1,710	358,279
Merck & Company, Inc.	3,046	273,409
Pfizer, Inc.	8,787	222,663
Bristol-Myers Squibb Co.	3,428	209,074
McKesson Corp.	260	174,977
CVS Health Corp.	2,529	171,340
Zoetis, Inc.	956	157,405
Becton Dickinson & Co.	678	155,303
Cencora, Inc. — Class A	500	139,045
AstraZeneca plc ADR	1,851	136,049
Cardinal Health, Inc.	822	113,247
Novo Nordisk A/S ADR[1]	1,628	113,048
Dexcom, Inc.*	1,431	97,723
GSK plc ADR[1]	2,382	92,279
Corcept Therapeutics, Inc.*	773	88,292
Novartis AG ADR	783	87,289
Alkermes plc*	2,620	86,512
Teva Pharmaceutical Industries Ltd. ADR*	5,596	86,011
Jazz Pharmaceuticals plc*	675	83,801
Neurocrine Biosciences, Inc.*	565	62,489
Viatris, Inc.	6,818	59,385
Henry Schein, Inc.*	786	53,833
Option Care Health, Inc.*	1,335	46,658
Vaxcyte, Inc.*	778	29,377
Madrigal Pharmaceuticals, Inc.*	82	27,161
Total Pharmaceuticals		4,014,171
Healthcare-Products - 28.3%
Abbott Laboratories	2,156	285,994
Intuitive Surgical, Inc.*	520	257,540
Thermo Fisher Scientific, Inc.	509	253,278
Boston Scientific Corp.*	2,353	237,371
Danaher Corp.	1,062	217,710
Stryker Corp.	581	216,277
Medtronic plc	1,442	129,578
Edwards Lifesciences Corp.*	1,747	126,623
GE HealthCare Technologies, Inc.	1,385	111,783
IDEXX Laboratories, Inc.*	264	110,867
ResMed, Inc.	487	109,015
Agilent Technologies, Inc.	922	107,856
Zimmer Biomet Holdings, Inc.	810	91,676
STERIS plc	396	89,753
Insulet Corp.*	321	84,298
Natera, Inc.*	576	81,452
Cooper Companies, Inc.*	964	81,314
Baxter International, Inc.	2,284	78,181
West Pharmaceutical Services, Inc.	339	75,895
Waters Corp.*	200	73,714
Hologic, Inc.*	1,144	70,665
Align Technology, Inc.*	399	63,385
Avantor, Inc.*	3,767	61,063
Exact Sciences Corp.*	1,279	55,368
Bio-Techne Corp.	944	55,347
Masimo Corp.*	314	52,312
Merit Medical Systems, Inc.*	458	48,415
Lantheus Holdings, Inc.*	475	46,360
Bruker Corp.	892	37,232
Repligen Corp.*	287	36,518
PROCEPT BioRobotics Corp.*	576	33,558
Dentsply Sirona, Inc.	2,162	32,300
TransMedics Group, Inc.*	432	29,065
Twist Bioscience Corp.*	729	28,621
Tandem Diabetes Care, Inc.*	1,127	21,593
Total Healthcare-Products		3,491,977
Biotechnology - 20.9%
Amgen, Inc.	778	242,386
Gilead Sciences, Inc.	1,977	221,523
Vertex Pharmaceuticals, Inc.*	423	205,079
Regeneron Pharmaceuticals, Inc.	238	150,947
Alnylam Pharmaceuticals, Inc.*	435	117,459
Argenx SE ADR*	159	94,107
Biogen, Inc.*	611	83,609
BioNTech SE ADR*	871	79,313
Royalty Pharma plc — Class A	2,326	72,408
United Therapeutics Corp.*	231	71,210
Insmed, Inc.*	924	70,492
BioMarin Pharmaceutical, Inc.*	969	68,499
Intra-Cellular Therapies, Inc.*	519	68,466
CRISPR Therapeutics AG*,1	1,958	66,631
Illumina, Inc.*	817	64,821
Exelixis, Inc.*	1,598	58,998
Incyte Corp.*	903	54,677
Halozyme Therapeutics, Inc.*	841	53,664
Moderna, Inc.*	1,860	52,731
Bridgebio Pharma, Inc.*	1,339	46,289
Guardant Health, Inc.*	1,061	45,199
TG Therapeutics, Inc.*	1,138	44,871
Legend Biotech Corp. ADR*	1,315	44,618
Blueprint Medicines Corp.*	504	44,609
Revolution Medicines, Inc.*	1,252	44,271
ADMA Biologics, Inc.*	2,052	40,712
Axsome Therapeutics, Inc.*	341	39,771
Cytokinetics, Inc.*	981	39,426
Ionis Pharmaceuticals, Inc.*	1,287	38,829
Roivant Sciences Ltd.*	3,812	38,463
Sarepta Therapeutics, Inc.*	581	37,079
Crinetics Pharmaceuticals, Inc.*	974	32,668
Avidity Biosciences, Inc.*	1,074	31,704
Apellis Pharmaceuticals, Inc.*	1,245	27,228
Viking Therapeutics, Inc.*	1,126	27,193
Krystal Biotech, Inc.*	140	25,242
Iovance Biotherapeutics, Inc.*	5,547	18,472
Novavax, Inc.*	2,610	16,730
Total Biotechnology		2,580,394
Healthcare-Services - 16.7%
UnitedHealth Group, Inc.	824	431,570
Elevance Health, Inc.	440	191,382
Cigna Group	559	183,911
HCA Healthcare, Inc.	442	152,733
ICON plc*	651	113,919
Humana, Inc.	410	108,486
Centene Corp.*	1,745	105,939
IQVIA Holdings, Inc.*	578	101,901
Labcorp Holdings, Inc.	354	82,390
Molina Healthcare, Inc.*	250	82,348
Quest Diagnostics, Inc.	485	82,062

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Healthcare-Services - 16.7% (continued)
Tenet Healthcare Corp.*	532	$71,554
Universal Health Services, Inc. — Class B	369	69,335
Ensign Group, Inc.	400	51,760
HealthEquity, Inc.*	565	49,929
Charles River Laboratories International, Inc.*	326	49,070
DaVita, Inc.*	320	48,950
Medpace Holdings, Inc.*	157	47,836
Acadia Healthcare Company, Inc.*	1,070	32,443
Total Healthcare-Services		2,057,518
Software - 0.9%
Veeva Systems, Inc. — Class A*	482	111,646
Internet - 0.3%
Hims & Hers Health, Inc.*	1,455	42,995
Total Common Stocks
(Cost $5,508,292)		12,298,701

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson	307	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$31,450	31,450
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	24,102	24,102
Total Repurchase Agreements
(Cost $55,552)		55,552

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	212,796	212,796
Total Securities Lending Collateral
(Cost $212,796)		212,796
Total Investments - 101.8%
(Cost $5,776,640)		$12,567,049
Other Assets & Liabilities, net - (1.8)%		(226,280)
Total Net Assets - 100.0%		$12,340,769

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$12,298,701	$—	$—		$12,298,701
Rights	—	—	—	*	—
Repurchase Agreements	—	55,552	—		55,552
Securities Lending Collateral	212,796	—	—		212,796
Total Assets	$12,511,497	$55,552	$—		$12,567,049

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 4.2%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	1,556	$122,753
SPDR Bloomberg High Yield Bond ETF[1]	1,245	118,649
Total Exchange-Traded Funds
(Cost $263,173)		241,402

MUTUAL FUNDS† - 20.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	574,726
Guggenheim Strategy Fund II2	23,000	571,771
Total Mutual Funds
(Cost $1,124,043)		1,146,497

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.1%
Federal Home Loan Bank
4.24% due 04/25/25[3]	$700,000	698,021
Freddie Mac
4.21% due 04/01/25[3]	280,000	280,000
Total Federal Agency Discount Notes
(Cost $978,021)		978,021

FEDERAL AGENCY NOTES†† - 13.9%
Federal Farm Credit Bank
4.32% due 02/27/26	800,000	799,279
Total Federal Agency Notes
(Cost $799,963)		799,279

U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
4.22% due 04/01/25[3]	500,000	500,000
4.20% due 04/01/25[3]	200,000	200,000
4.08% due 04/08/25[3,4]	76,000	75,937
Total U.S. Treasury Bills
(Cost $775,938)		775,937

REPURCHASE AGREEMENTS††,5 - 11.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	383,264	383,264
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	293,729	293,729
Total Repurchase Agreements
(Cost $676,993)		676,993

	Shares
SECURITIES LENDING COLLATERAL†,6 - 3.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	184,678	184,678
Total Securities Lending Collateral
(Cost $184,678)		184,678
Total Investments - 83.7%
(Cost $4,802,809)		$4,802,807
Other Assets & Liabilities, net - 16.3%		931,980
Total Net Assets - 100.0%		$5,734,787

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	51	Jun 2025	$5,521,945	$25,704

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$5,250,000	$271,163	$303,489	$(32,326)

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.33% (Federal Funds Rate)	At Maturity	04/30/25	86	$6,784	$(45)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	192	18,309	(52)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	364	28,701	(73)
							$53,794	$(170)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.

CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$241,402	$—	$—	$241,402
Mutual Funds	1,146,497	—	—	1,146,497
Federal Agency Discount Notes	—	978,021	—	978,021
Federal Agency Notes	—	799,279	—	799,279
U.S. Treasury Bills	—	775,937	—	775,937
Repurchase Agreements	—	676,993	—	676,993
Securities Lending Collateral	184,678	—	—	184,678
Interest Rate Futures Contracts**	25,704	—	—	25,704
Total Assets	$1,598,281	$3,230,230	$—	$4,828,511

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$32,326	$—	$32,326
Credit Index Swap Agreements**	—	170	—	170
Total Liabilities	$—	$32,496	$—	$32,496

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$571,771	$–	$–	$–	$–	$571,771	23,000	$7,617
Guggenheim Ultra Short Duration Fund — Institutional Class	573,580	–	–	–	1,146	574,726	57,301	6,382
	$1,145,351	$–	$–	$–	$1,146	$1,146,497		$13,999

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 56.2%
Alphabet, Inc. — Class A	2,271	$351,187
Amazon.com, Inc.*	1,834	348,937
Meta Platforms, Inc. — Class A	575	331,407
Netflix, Inc.*	275	256,446
Uber Technologies, Inc.*	2,161	157,450
Airbnb, Inc. — Class A*	885	105,722
DoorDash, Inc. — Class A*	574	104,910
Booking Holdings, Inc.	21	96,745
Alibaba Group Holding Ltd. ADR	594	78,545
Coupang, Inc.*	3,408	74,737
eBay, Inc.	1,065	72,132
Spotify Technology S.A.*	129	70,954
Shopify, Inc. — Class A*	696	66,454
GoDaddy, Inc. — Class A*	356	64,130
JD.com, Inc. ADR	1,510	62,091
Expedia Group, Inc.	363	61,020
VeriSign, Inc.*	234	59,406
MercadoLibre, Inc.*	30	58,526
Trip.com Group Ltd. ADR	899	57,158
Pinterest, Inc. — Class A*	1,822	56,482
Sea Ltd. ADR*	430	56,111
Baidu, Inc. ADR*	585	53,838
Zillow Group, Inc. — Class C*	722	49,500
Reddit, Inc. — Class A*	471	49,408
F5, Inc.*	185	49,260
Chewy, Inc. — Class A*	1,352	43,954
Snap, Inc. — Class A*	4,972	43,306
Bilibili, Inc. ADR*	2,262	43,227
Roku, Inc.*	582	40,996
Wix.com Ltd.*	222	36,270
Match Group, Inc.	1,155	36,036
Etsy, Inc.*	609	28,733
Lyft, Inc. — Class A*	2,288	27,159
Wayfair, Inc. — Class A*	799	25,592
IAC, Inc.*	530	24,348
Cargurus, Inc.*	727	21,177
Trump Media & Technology Group Corp.*	915	17,879
TripAdvisor, Inc.*	1,182	16,749
Ziff Davis, Inc.*	413	15,521
Bumble, Inc. — Class A*	1,731	7,513
Total Internet		3,221,016
Software - 25.6%
Salesforce, Inc.	754	202,344
Adobe, Inc.*	453	173,739
Workday, Inc. — Class A*	423	98,783
Snowflake, Inc. — Class A*	558	81,557
Electronic Arts, Inc.	548	79,197
ROBLOX Corp. — Class A*	1,336	77,875
Cloudflare, Inc. — Class A*	676	76,179
Take-Two Interactive Software, Inc.*	366	75,854
Veeva Systems, Inc. — Class A*	322	74,585
Datadog, Inc. — Class A*	721	71,530
Zoom Communications, Inc. — Class A*	792	58,426
Nutanix, Inc. — Class A*	783	54,661
DocuSign, Inc.*	660	53,724
NetEase, Inc. ADR	473	48,681
Twilio, Inc. — Class A*	488	47,780
MongoDB, Inc.*	262	45,955
Akamai Technologies, Inc.*	543	43,712
Dropbox, Inc. — Class A*	1,340	35,791
Box, Inc. — Class A*	857	26,447
ZoomInfo Technologies, Inc. — Class A*	2,161	21,610
DigitalOcean Holdings, Inc.*	500	16,695
Total Software		1,465,125
Telecommunications - 11.3%
Cisco Systems, Inc.	3,121	192,597
Motorola Solutions, Inc.	254	111,204
Arista Networks, Inc.*	1,403	108,704
Telefonaktiebolaget LM Ericsson ADR	5,874	45,582
Nokia Oyj ADR[1]	8,486	44,721
Juniper Networks, Inc.	1,209	43,754
Ciena Corp.*	608	36,742
Viavi Solutions, Inc.*	1,803	20,176
Extreme Networks, Inc.*	1,206	15,955
Viasat, Inc.*	1,412	14,713
Applied Digital Corp.*,1	2,147	12,066
Total Telecommunications		646,214
Commercial Services - 2.2%
PayPal Holdings, Inc.*	1,519	99,115
Paylocity Holding Corp.*	142	26,602
Total Commercial Services		125,717
Computers - 1.4%
Okta, Inc.*	508	53,452
Lumentum Holdings, Inc.*	430	26,806
Total Computers		80,258
Real Estate - 1.3%
CoStar Group, Inc.*	931	73,763
Entertainment - 0.8%
DraftKings, Inc. — Class A*	1,431	47,523
Investment Companies - 0.3%
Core Scientific, Inc.*	2,251	16,297
Healthcare-Services - 0.2%
Teladoc Health, Inc.*	1,824	14,519
Electronics - 0.2%
Applied Optoelectronics, Inc.*	718	11,021
Total Common Stocks
(Cost $2,593,165)		5,701,453

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$26,899	26,899
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	20,615	20,615
Total Repurchase Agreements
(Cost $47,514)		47,514

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	44,662	$44,662
Total Securities Lending Collateral
(Cost $44,662)		44,662
Total Investments - 101.1%
(Cost $2,685,341)		$5,793,629
Other Assets & Liabilities, net - (1.1)%		(63,719)
Total Net Assets - 100.0%		$5,729,910

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,701,453	$—	$—	$5,701,453
Repurchase Agreements	—	47,514	—	47,514
Securities Lending Collateral	44,662	—	—	44,662
Total Assets	$5,746,115	$47,514	$—	$5,793,629

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 45.6%
U.S. Treasury Bills
4.20% due 06/12/25[1,2]	$350,000	$347,067
4.22% due 04/01/25[2]	50,000	50,000
Total U.S. Treasury Bills
(Cost $397,063)		397,067

FEDERAL AGENCY DISCOUNT NOTES†† - 23.0%
Freddie Mac
4.21% due 04/01/25[2]	100,000	100,000
Federal Home Loan Bank
4.22% due 04/07/25[2]	100,000	99,930
Total Federal Agency Discount Notes
(Cost $199,930)		199,930

FEDERAL AGENCY NOTES†† - 5.7%
Federal Farm Credit Bank
4.32% due 02/27/26	50,000	49,955
Total Federal Agency Notes
(Cost $49,997)		49,955

REPURCHASE AGREEMENTS††,3 - 25.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[1]	124,030	124,030
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[1]	95,055	95,055
Total Repurchase Agreements
(Cost $219,085)		219,085
Total Investments - 99.5%
(Cost $866,075)		$866,037
Other Assets & Liabilities, net - 0.5%		4,426
Total Net Assets - 100.0%		$870,463

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/25	21	$893,881	$9,608
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.94% (SOFR + 0.60%)	At Maturity	06/26/25	20	841,770	8,329
							$1,735,651	$17,937

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$397,067	$—	$397,067
Federal Agency Discount Notes	—	199,930	—	199,930
Federal Agency Notes	—	49,955	—	49,955
Repurchase Agreements	—	219,085	—	219,085
Equity Index Swap Agreements**	—	17,937	—	17,937
Total Assets	$—	$883,974	$—	$883,974

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 48.7%
Guggenheim Strategy Fund II1	20,730	$515,345
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,499	466,385
Total Mutual Funds
(Cost $971,295)		981,730

	Face Amount
FEDERAL AGENCY NOTES†† - 9.9%
Federal Farm Credit Bank
4.32% due 02/27/26	$200,000	199,820
Total Federal Agency Notes
(Cost $199,991)		199,820

FEDERAL AGENCY DISCOUNT NOTES†† - 9.6%
Federal Home Loan Bank
4.24% due 04/25/25[2]	100,000	99,717
Freddie Mac
4.22% due 04/07/25[2]	93,000	92,935
Total Federal Agency Discount Notes
(Cost $192,652)		192,652

U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
4.22% due 04/01/25[2]	100,000	100,000
4.08% due 04/08/25[2,3]	25,000	24,979
Total U.S. Treasury Bills
(Cost $124,979)		124,979

REPURCHASE AGREEMENTS†† - 95.3%
Individual Repurchase Agreements[4]
Barclays Capital, Inc. issued 03/31/25 at 4.00% due 04/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.63% and maturing 02/15/55 as collateral, with a value of $703,290) to be repurchased at $689,806	689,500	689,500
Mizuho Securities USA LLC issued 03/31/25 at 4.10% due 04/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.63% and maturing 02/15/55 as collateral, with a value of $702,294) to be repurchased at $688,838	688,524	688,524
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	306,368	306,368
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	234,797	234,797
Total Repurchase Agreements
(Cost $1,919,189)		1,919,189
Total Investments - 169.7%
(Cost $3,408,106)		$3,418,370

U.S. GOVERNMENT SECURITIES SOLD SHORT †† - (70.0)%
U.S. Treasury Bonds
4.63% due 02/15/55	1,400,000	(1,409,188)
Total U.S. Government Securities Sold Short
(Proceeds $1,399,565)		$(1,409,188)
Other Assets & Liabilities, net - 0.3%		5,047
Total Net Assets - 100.0%		$2,014,229

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	5	Jun 2025	$614,375	$2,432

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	All or a portion of this security is pledged as short security collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$981,730	$—	$—	$981,730
Federal Agency Notes	—	199,820	—	199,820
Federal Agency Discount Notes	—	192,652	—	192,652
U.S. Treasury Bills	—	124,979	—	124,979
Repurchase Agreements	—	1,919,189	—	1,919,189
Interest Rate Futures Contracts**	2,432	—	—	2,432
Total Assets	$984,162	$2,436,640	$—	$3,420,802

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$1,409,188	$—	$1,409,188

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$515,345	$–	$–	$–	$–	$515,345	20,730	$6,866
Guggenheim Ultra Short Duration Fund — Institutional Class	465,455	–	–	–	930	466,385	46,499	5,179
	$980,800	$–	$–	$–	$930	$981,730		$12,045

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 35.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,712
Guggenheim Strategy Fund II1	822	20,428
Total Mutual Funds
(Cost $43,902)		45,140

	Face Amount
U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
4.22% due 04/01/25[2]	$10,000	10,000
Total U.S. Treasury Bills
(Cost $10,000)		10,000

FEDERAL AGENCY DISCOUNT NOTES†† - 7.8%
Freddie Mac
4.22% due 04/07/25[2]	10,000	9,993
Total Federal Agency Discount Notes
(Cost $9,993)		9,993

REPURCHASE AGREEMENTS††,3 - 38.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	28,027	28,027
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	21,479	21,479
Total Repurchase Agreements
(Cost $49,506)		49,506
Total Investments - 89.8%
(Cost $113,401)		$114,639
Other Assets & Liabilities, net - 10.2%		12,959
Total Net Assets - 100.0%		$127,598

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.89% (SOFR + 0.55%)	At Maturity	06/26/25	19	$55,501	$1,367
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.28% (Federal Funds Rate - 0.05%)	At Maturity	06/25/25	12	35,683	1,035
BNP Paribas	S&P MidCap 400 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	06/26/25	12	34,634	852
							$125,818	$3,254

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$45,140	$—	$—	$45,140
U.S. Treasury Bills	—	10,000	—	10,000
Federal Agency Discount Notes	—	9,993	—	9,993
Repurchase Agreements	—	49,506	—	49,506
Equity Index Swap Agreements**	—	3,254	—	3,254
Total Assets	$45,140	$72,753	$—	$117,893

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,421	$–	$–	$–	$7	$20,428	822	$272
Guggenheim Ultra Short Duration Fund — Institutional Class	24,662	–	–	–	50	24,712	2,464	275
	$45,083	$–	$–	$–	$57	$45,140		$547

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 26.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,765	$188,209
Guggenheim Strategy Fund II1	7,386	183,617
Total Mutual Funds
(Cost $368,698)		371,826

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 21.4%
Freddie Mac
4.21% due 04/01/25[2]	$150,000	150,000
Federal Home Loan Bank
4.22% due 04/07/25[2]	150,000	149,895
Total Federal Agency Discount Notes
(Cost $299,895)		299,895

U.S. TREASURY BILLS†† - 10.7%
U.S. Treasury Bills
4.22% due 04/01/25[2]	150,000	150,000
Total U.S. Treasury Bills
(Cost $150,000)		150,000

REPURCHASE AGREEMENTS††,3 - 38.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	307,062	307,062
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	235,329	235,329
Total Repurchase Agreements
(Cost $542,391)		542,391
Total Investments - 97.2%
(Cost $1,360,984)		$1,364,112
Other Assets & Liabilities, net - 2.8%		39,850
Total Net Assets - 100.0%		$1,403,962

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	06/25/25	34	$649,092	$19,686
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/25	23	450,069	14,914
Barclays Bank plc	NASDAQ-100 Index	Receive	4.99% (SOFR + 0.65%)	At Maturity	06/26/25	16	302,274	10,015
							$1,401,435	$44,615

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$371,826	$—	$—	$371,826
Federal Agency Discount Notes	—	299,895	—	299,895
U.S. Treasury Bills	—	150,000	—	150,000
Repurchase Agreements	—	542,391	—	542,391
Equity Index Swap Agreements**	—	44,615	—	44,615
Total Assets	$371,826	$1,036,901	$—	$1,408,727

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$183,543	$–	$–	$–	$74	$183,617	7,386	$2,446
Guggenheim Ultra Short Duration Fund — Institutional Class	187,834	–	–	–	375	188,209	18,765	2,090
	$371,377	$–	$–	$–	$449	$371,826		$4,536

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 12.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$67,826
Guggenheim Strategy Fund II1	2,575	64,009
Total Mutual Funds
(Cost $128,417)		131,835

	Face Amount
U.S. TREASURY BILLS†† - 13.3%
U.S. Treasury Bills
4.22% due 04/01/25[2]	$90,000	90,000
4.20% due 06/12/25[2,3]	50,000	49,581
Total U.S. Treasury Bills
(Cost $139,580)		139,581

FEDERAL AGENCY DISCOUNT NOTES†† - 7.0%
Freddie Mac
4.21% due 04/01/25[2]	73,000	73,000
Total Federal Agency Discount Notes
(Cost $73,000)		73,000

REPURCHASE AGREEMENTS††,4 - 31.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	184,119	184,119
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	141,107	141,107
Total Repurchase Agreements
(Cost $325,226)		325,226
Total Investments - 63.8%
(Cost $666,223)		$669,642
Other Assets & Liabilities, net - 36.2%		380,333
Total Net Assets - 100.0%		$1,049,975

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.69% (SOFR + 0.35%)	At Maturity	06/26/25	377	$758,553	$12,267
Goldman Sachs International	Russell 2000 Index	Receive	4.43% (Federal Funds Rate + 0.10%)	At Maturity	06/25/25	89	178,605	5,470
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	06/26/25	56	112,446	3,461
							$1,049,604	$21,198

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$131,835	$—	$—	$131,835
U.S. Treasury Bills	—	139,581	—	139,581
Federal Agency Discount Notes	—	73,000	—	73,000
Repurchase Agreements	—	325,226	—	325,226
Equity Index Swap Agreements**	—	21,198	—	21,198
Total Assets	$131,835	$559,005	$—	$690,840

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,983	$–	$–	$–	$26	$64,009	2,575	$853
Guggenheim Ultra Short Duration Fund — Institutional Class	67,691	–	–	–	135	67,826	6,762	753
	$131,674	$–	$–	$–	$161	$131,835		$1,606

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 15.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	11,574	$116,084
Guggenheim Strategy Fund II1	4,623	114,922
Total Mutual Funds
(Cost $227,677)		231,006

	Face Amount
U.S. TREASURY BILLS†† - 21.3%
U.S. Treasury Bills
4.22% due 04/01/25[2]	$150,000	150,000
4.20% due 06/12/25[2,3]	150,000	148,743
4.08% due 04/08/25[2,4]	29,000	28,976
Total U.S. Treasury Bills
(Cost $327,717)		327,719

FEDERAL AGENCY DISCOUNT NOTES†† - 16.2%
Freddie Mac
4.21% due 04/01/25[2]	150,000	150,000
Federal Home Loan Bank
4.22% due 04/07/25[2]	100,000	99,930
Total Federal Agency Discount Notes
(Cost $249,930)		249,930

REPURCHASE AGREEMENTS††,5 - 47.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	410,012	410,012
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	314,228	314,228
Total Repurchase Agreements
(Cost $724,240)		724,240
Total Investments - 99.5%
(Cost $1,529,564)		$1,532,895
Other Assets & Liabilities, net - 0.5%		6,959
Total Net Assets - 100.0%		$1,539,854

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	2	Jun 2025	$565,625	$3,592

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	4.94% (SOFR + 0.60%)	At Maturity	06/26/25	91	$508,935	$9,100
Goldman Sachs International	S&P 500 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	06/25/25	67	377,196	5,148
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	06/26/25	16	88,029	1,572
							$974,160	$15,820

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$231,006	$—	$—	$231,006
U.S. Treasury Bills	—	327,719	—	327,719
Federal Agency Discount Notes	—	249,930	—	249,930
Repurchase Agreements	—	724,240	—	724,240
Equity Futures Contracts**	3,592	—	—	3,592
Equity Index Swap Agreements**	—	15,820	—	15,820
Total Assets	$234,598	$1,317,709	$—	$1,552,307

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$114,876	$–	$–	$–	$46	$114,922	4,623	$1,531
Guggenheim Ultra Short Duration Fund — Institutional Class	115,853	–	–	–	231	116,084	11,574	1,289
	$230,729	$–	$–	$–	$277	$231,006		$2,820

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 54.1%
U.S. Treasury Bills
4.08% due 04/08/25[1,2]	$506,000	$505,582
4.22% due 04/01/25[2]	100,000	100,000
Total U.S. Treasury Bills
(Cost $605,583)		605,582

FEDERAL AGENCY DISCOUNT NOTES†† - 26.7%
Federal Home Loan Bank
4.22% due 04/07/25[2]	100,000	99,930
4.24% due 04/25/25[2]	100,000	99,717
Freddie Mac
4.22% due 04/07/25[2]	100,000	99,930
Total Federal Agency Discount Notes
(Cost $299,577)		299,577

FEDERAL AGENCY NOTES†† - 8.9%
Federal Farm Credit Bank
4.32% due 02/27/26	100,000	99,909
Total Federal Agency Notes
(Cost $99,995)		99,909

REPURCHASE AGREEMENTS††,3 - 12.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	79,576	79,576
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	60,986	60,986
Total Repurchase Agreements
(Cost $140,562)		140,562
Total Investments - 102.2%
(Cost $1,145,717)		$1,145,630
Other Assets & Liabilities, net - (2.2)%		(24,758)
Total Net Assets - 100.0%		$1,120,872

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	26	Jun 2025	$2,185,950	$(16,460)

Equity Futures Contracts Purchased†
Micro Nikkei Stock Average Futures Contracts	4	Jun 2025	72,240	(3,072)
Nikkei 225 (CME) Index Futures Contracts	12	Jun 2025	2,168,400	(15,239)
			$2,240,640	$(18,311)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$605,582	$—	$605,582
Federal Agency Discount Notes	—	299,577	—	299,577
Federal Agency Notes	—	99,909	—	99,909
Repurchase Agreements	—	140,562	—	140,562
Total Assets	$—	$1,145,630	$—	$1,145,630

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$18,311	$—	$—	$18,311
Currency Futures Contracts**	16,460	—	—	16,460
Total Liabilities	$34,771	$—	$—	$34,771

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 20.7%
McDonald's Corp.	658	$205,539
Starbucks Corp.	1,466	143,800
Chipotle Mexican Grill, Inc. — Class A*	2,282	114,579
Yum! Brands, Inc.	578	90,954
Darden Restaurants, Inc.	349	72,508
Domino's Pizza, Inc.	117	53,756
Yum China Holdings, Inc.	1,010	52,581
Restaurant Brands International, Inc.	758	50,513
Texas Roadhouse, Inc. — Class A	272	45,323
Cava Group, Inc.*	509	43,983
Dutch Bros, Inc. — Class A*	676	41,736
Brinker International, Inc.*	251	37,412
Wingstop, Inc.	132	29,777
Shake Shack, Inc. — Class A*	308	27,156
Sweetgreen, Inc. — Class A*	911	22,793
Cheesecake Factory, Inc.[1]	445	21,654
Wendy's Co.	1,411	20,643
Papa John's International, Inc.	366	15,035
Cracker Barrel Old Country Store, Inc.	334	12,966
Dave & Buster's Entertainment, Inc.*	595	10,454
Bloomin' Brands, Inc.	1,328	9,522
Jack in the Box, Inc.	334	9,082
Total Retail		1,131,766
Internet - 18.0%
Netflix, Inc.*	295	275,096
Airbnb, Inc. — Class A*	950	113,487
DoorDash, Inc. — Class A*	617	112,769
Booking Holdings, Inc.	24	110,566
Spotify Technology S.A.*	151	83,055
Expedia Group, Inc.	389	65,391
Trip.com Group Ltd. ADR	997	63,389
Sea Ltd. ADR*	478	62,374
MakeMyTrip Ltd.*	522	51,151
Roku, Inc.*	625	44,025
Total Internet		981,303
Media - 14.7%
Walt Disney Co.	1,865	184,076
Comcast Corp. — Class A	4,404	162,508
Charter Communications, Inc. — Class A*	234	86,236
Warner Bros Discovery, Inc.*	6,352	68,157
Fox Corp. — Class A	1,169	66,165
News Corp. — Class A	2,033	55,338
Liberty Broadband Corp. — Class C*	559	47,543
New York Times Co. — Class A	760	37,696
Paramount Global — Class B	3,065	36,658
Nexstar Media Group, Inc. — Class A	174	31,184
Sirius XM Holdings, Inc.	1,270	28,632
Total Media		804,193
Entertainment - 10.2%
Flutter Entertainment plc*	373	82,638
Live Nation Entertainment, Inc.*	515	67,249
TKO Group Holdings, Inc.	380	58,068
Warner Music Group Corp. — Class A	1,679	52,636
DraftKings, Inc. — Class A*	1,537	51,044
Churchill Downs, Inc.	327	36,320
Light & Wonder, Inc. — Class A*	388	33,605
Vail Resorts, Inc.	208	33,284
Caesars Entertainment, Inc.*	1,181	29,525
Red Rock Resorts, Inc. — Class A	617	26,759
Six Flags Entertainment Corp.*	682	24,327
Cinemark Holdings, Inc.	924	22,998
Penn Entertainment, Inc.*	1,293	21,089
United Parks & Resorts, Inc.*	326	14,820
Total Entertainment		554,362
Lodging - 8.2%
Hilton Worldwide Holdings, Inc.	449	102,170
Marriott International, Inc. — Class A	419	99,806
Hyatt Hotels Corp. — Class A	380	46,550
Las Vegas Sands Corp.	1,184	45,738
Wyndham Hotels & Resorts, Inc.	406	36,747
Wynn Resorts Ltd.	419	34,986
MGM Resorts International*	1,105	32,752
Boyd Gaming Corp.	402	26,464
Choice Hotels International, Inc.	187	24,830
Total Lodging		450,043
Agriculture - 7.5%
Philip Morris International, Inc.	1,373	217,936
Altria Group, Inc.	2,299	137,986
British American Tobacco plc ADR	1,251	51,754
Total Agriculture		407,676
Leisure Time - 7.4%
Royal Caribbean Cruises Ltd.	455	93,475
Carnival Corp.*	3,312	64,683
Viking Holdings Ltd.*	1,228	48,813
Planet Fitness, Inc. — Class A*	434	41,929
Norwegian Cruise Line Holdings Ltd.*	2,105	39,911
Brunswick Corp.	469	25,256
Harley-Davidson, Inc.	924	23,331
YETI Holdings, Inc.*	688	22,773
Peloton Interactive, Inc. — Class A*	3,529	22,303
Polaris, Inc.	486	19,897
Total Leisure Time		402,371
Software - 5.5%
Electronic Arts, Inc.	590	85,267
ROBLOX Corp. — Class A*	1,434	83,588
Take-Two Interactive Software, Inc.*	393	81,449
NetEase, Inc. ADR	509	52,386
Total Software		302,690
Beverages - 4.8%
Constellation Brands, Inc. — Class A	388	71,206
Brown-Forman Corp. — Class B	1,527	51,826
Anheuser-Busch InBev S.A. ADR	782	48,140

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Beverages - 4.8% (continued)
Molson Coors Beverage Co. — Class B	753	$45,835
Diageo plc ADR	432	45,269
Total Beverages		262,276
Toys, Games & Hobbies - 1.3%
Hasbro, Inc.	637	39,169
Mattel, Inc.*	1,751	34,022
Total Toys, Games & Hobbies		73,191
Food Service - 0.8%
Aramark	1,191	41,113
Telecommunications - 0.6%
EchoStar Corp. — Class A*	1,335	34,149
Food - 0.1%
Krispy Kreme, Inc.	1,700	8,364
Total Common Stocks
(Cost $3,148,278)		5,453,497

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$12,317	12,317
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	9,440	9,440
Total Repurchase Agreements
(Cost $21,757)		21,757

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	16,900	16,900
Total Securities Lending Collateral
(Cost $16,900)		16,900
Total Investments - 100.5%
(Cost $3,186,935)		$5,492,154
Other Assets & Liabilities, net - (0.5)%		(29,670)
Total Net Assets - 100.0%		$5,462,484

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,453,497	$—	$—	$5,453,497
Repurchase Agreements	—	21,757	—	21,757
Securities Lending Collateral	16,900	—	—	16,900
Total Assets	$5,470,397	$21,757	$—	$5,492,154

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 79.8%
Financial - 20.1%
Interactive Brokers Group, Inc. — Class A	109	$18,049
Fidelity National Financial, Inc.	261	16,986
Equitable Holdings, Inc.	311	16,200
Gaming and Leisure Properties, Inc. REIT	275	13,998
WP Carey, Inc. REIT	220	13,884
Unum Group	165	13,441
Reinsurance Group of America, Inc. — Class A	66	12,995
Equity LifeStyle Properties, Inc. REIT	192	12,806
East West Bancorp, Inc.	139	12,477
American Homes 4 Rent — Class A REIT	318	12,024
Jones Lang LaSalle, Inc.*	48	11,900
Annaly Capital Management, Inc. REIT	580	11,780
RenaissanceRe Holdings Ltd.	49	11,760
Omega Healthcare Investors, Inc. REIT	283	10,777
Kinsale Capital Group, Inc.	22	10,708
First Horizon Corp.	526	10,215
Ally Financial, Inc.	276	10,066
Lamar Advertising Co. — Class A REIT	88	10,013
Stifel Financial Corp.	103	9,709
CubeSmart REIT	227	9,695
American Financial Group, Inc.	72	9,457
Primerica, Inc.	33	9,390
Carlyle Group, Inc.	212	9,241
SouthState Corp.	99	9,189
Old Republic International Corp.	234	9,177
EastGroup Properties, Inc. REIT	52	9,160
Rexford Industrial Realty, Inc. REIT	228	8,926
Webster Financial Corp.	172	8,867
Jefferies Financial Group, Inc.	163	8,732
Houlihan Lokey, Inc.	54	8,721
Western Alliance Bancorporation	109	8,374
Agree Realty Corp. REIT	107	8,259
Pinnacle Financial Partners, Inc.	77	8,165
Brixmor Property Group, Inc. REIT	307	8,151
NNN REIT, Inc.	188	8,018
Cullen/Frost Bankers, Inc.	64	8,013
Ryan Specialty Holdings, Inc.	107	7,904
Comerica, Inc.	132	7,796
Commerce Bancshares, Inc.	123	7,654
Wintrust Financial Corp.	67	7,535
SEI Investments Co.	97	7,530
Zions Bancorp North America	148	7,379
Evercore, Inc. — Class A	36	7,190
First Industrial Realty Trust, Inc. REIT	133	7,177
UMB Financial Corp.	68	6,875
Prosperity Bancshares, Inc.	96	6,852
Old National Bancorp	320	6,781
First American Financial Corp.	103	6,760
STAG Industrial, Inc. REIT	187	6,755
RLI Corp.	84	6,748
Synovus Financial Corp.	142	6,637
Voya Financial, Inc.	97	6,573
Hamilton Lane, Inc. — Class A	43	6,393
Starwood Property Trust, Inc. REIT	321	6,346
Hanover Insurance Group, Inc.	36	6,262
SLM Corp.	211	6,197
Vornado Realty Trust REIT	167	6,177
MGIC Investment Corp.	249	6,170
Essent Group Ltd.	105	6,061
Healthcare Realty Trust, Inc. REIT	356	6,016
Cadence Bank	184	5,586
Selective Insurance Group, Inc.	61	5,584
Home BancShares, Inc.	186	5,258
Columbia Banking System, Inc.	210	5,237
Glacier Bancorp, Inc.	114	5,041
United Bankshares, Inc.	143	4,958
Cousins Properties, Inc. REIT	168	4,956
Kite Realty Group Trust REIT	220	4,921
Independence Realty Trust, Inc. REIT	231	4,904
Affiliated Managers Group, Inc.	29	4,873
FNB Corp.	361	4,855
First Financial Bankshares, Inc.	129	4,634
Janus Henderson Group plc	128	4,627
Bank OZK	106	4,606
Hancock Whitney Corp.	86	4,511
CNO Financial Group, Inc.	102	4,248
Valley National Bancorp	477	4,241
Sabra Health Care REIT, Inc.	237	4,140
Kemper Corp.	60	4,011
EPR Properties REIT	76	3,998
Rayonier, Inc. REIT	141	3,931
Associated Banc-Corp.	165	3,717
Western Union Co.	339	3,586
Flagstar Financial, Inc.	304	3,532
Kilroy Realty Corp. REIT	107	3,505
Texas Capital Bancshares, Inc.*	46	3,436
Brighthouse Financial, Inc.*	59	3,421
International Bancshares Corp.	54	3,405
PotlatchDeltic Corp. REIT	72	3,249
Federated Hermes, Inc. — Class B	78	3,180
COPT Defense Properties REIT	113	3,082
National Storage Affiliates Trust REIT	70	2,758
Park Hotels & Resorts, Inc. REIT	207	2,211
Total Financial		691,293
Industrial - 16.9%
EMCOR Group, Inc.	46	17,003
Carlisle Companies, Inc.	45	15,323
Graco, Inc.	169	14,113
Flex Ltd.*	384	12,703
XPO, Inc.*	118	12,694
AECOM	133	12,333
Owens Corning	86	12,283
Curtiss-Wright Corp.	38	12,056

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 79.8% (continued)
Industrial - 16.9% (continued)
Comfort Systems USA, Inc.	36	$11,604
Woodward, Inc.	60	10,949
Lincoln Electric Holdings, Inc.	57	10,782
CNH Industrial N.V.	877	10,770
ITT, Inc.	82	10,591
Crown Holdings, Inc.	117	10,443
Coherent Corp.*	156	10,131
Clean Harbors, Inc.*	51	10,052
RBC Bearings, Inc.*	31	9,975
AptarGroup, Inc.	67	9,941
Saia, Inc.*	27	9,435
BWX Technologies, Inc.	92	9,076
TopBuild Corp.*	29	8,844
Applied Industrial Technologies, Inc.	39	8,788
Mueller Industries, Inc.	114	8,680
nVent Electric plc	165	8,649
Middleby Corp.*	54	8,207
Acuity, Inc.	31	8,164
Berry Global Group, Inc.	116	8,098
Donaldson Company, Inc.	120	8,047
TD SYNNEX Corp.	76	7,901
Tetra Tech, Inc.	269	7,868
Graphic Packaging Holding Co.	301	7,814
Advanced Drainage Systems, Inc.	71	7,714
Fortune Brands Innovations, Inc.	125	7,610
Regal Rexnord Corp.	66	7,514
Crane Co.	49	7,506
Toro Co.	101	7,348
Eagle Materials, Inc.	33	7,324
MasTec, Inc.*	62	7,236
Fabrinet*	36	7,110
Knight-Swift Transportation Holdings, Inc.	162	7,045
Esab Corp.	57	6,640
Simpson Manufacturing Company, Inc.	42	6,597
UFP Industries, Inc.	61	6,529
Flowserve Corp.	132	6,447
Trex Company, Inc.*	108	6,275
Fluor Corp.*	172	6,161
Universal Display Corp.	44	6,137
Oshkosh Corp.	65	6,115
NEXTracker, Inc. — Class A*	144	6,068
Chart Industries, Inc.*	42	6,063
Ryder System, Inc.	42	6,040
Kirby Corp.*	58	5,859
Louisiana-Pacific Corp.	63	5,795
AGCO Corp.	62	5,739
MSA Safety, Inc.	39	5,721
Valmont Industries, Inc.	20	5,707
GATX Corp.	36	5,590
Watts Water Technologies, Inc. — Class A	27	5,506
Arrow Electronics, Inc.*	52	5,399
AAON, Inc.	68	5,313
Landstar System, Inc.	35	5,257
Knife River Corp.*	57	5,142
Cognex Corp.	170	5,071
Littelfuse, Inc.	25	4,919
Vontier Corp.	149	4,895
Sonoco Products Co.	99	4,677
Novanta, Inc.*	36	4,603
Timken Co.	64	4,600
Hexcel Corp.	81	4,436
Avnet, Inc.	87	4,184
Silgan Holdings, Inc.	81	4,141
Exponent, Inc.	51	4,134
Belden, Inc.	40	4,010
EnerSys	40	3,663
Sensata Technologies Holding plc	150	3,640
Terex Corp.	67	2,531
Greif, Inc. — Class A	26	1,430
Total Industrial		580,758
Consumer, Non-cyclical - 13.1%
RB Global, Inc.	185	18,555
Sprouts Farmers Market, Inc.*	100	15,264
US Foods Holding Corp.*	231	15,121
United Therapeutics Corp.*	45	13,872
BioMarin Pharmaceutical, Inc.*	191	13,502
Tenet Healthcare Corp.*	95	12,777
Illumina, Inc.*	159	12,615
Performance Food Group Co.*	157	12,345
Service Corporation International	145	11,629
Avantor, Inc.*	683	11,071
Neurocrine Biosciences, Inc.*	100	11,060
Penumbra, Inc.*	39	10,429
Exelixis, Inc.*	281	10,374
Encompass Health Corp.	101	10,229
BellRing Brands, Inc.*	129	9,605
Chemed Corp.	15	9,230
Albertsons Companies, Inc. — Class A	407	8,950
Ingredion, Inc.	65	8,789
Globus Medical, Inc. — Class A*	114	8,345
Paylocity Holding Corp.*	44	8,243
Halozyme Therapeutics, Inc.*	128	8,168
Coca-Cola Consolidated, Inc.	6	8,100
Morningstar, Inc.	27	8,096
HealthEquity, Inc.*	87	7,688
Medpace Holdings, Inc.*	25	7,617
Jazz Pharmaceuticals plc*	61	7,573
Masimo Corp.*	45	7,497
Ensign Group, Inc.	57	7,376
H&R Block, Inc.	134	7,358
Lantheus Holdings, Inc.*	70	6,832
Repligen Corp.*	52	6,617
Sarepta Therapeutics, Inc.*	96	6,127
Option Care Health, Inc.*	171	5,977
FTI Consulting, Inc.*	35	5,743
Shift4 Payments, Inc. — Class A*,1	69	5,638
Celsius Holdings, Inc.*	158	5,628
WEX, Inc.*,1	35	5,496
Post Holdings, Inc.*	46	5,353
Grand Canyon Education, Inc.*	29	5,018
Darling Ingredients, Inc.*	160	4,998
Cytokinetics, Inc.*	118	4,742
GXO Logistics, Inc.*	120	4,690

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 79.8% (continued)
Consumer, Non-cyclical - 13.1% (continued)
Bruker Corp.	111	$4,633
Bio-Rad Laboratories, Inc. — Class A*	19	4,628
Valvoline, Inc.*	128	4,456
Euronet Worldwide, Inc.*	41	4,381
Roivant Sciences Ltd.*	422	4,258
Perrigo Company plc	137	3,841
Brink's Co.	44	3,791
Flowers Foods, Inc.	197	3,745
elf Beauty, Inc.*	57	3,579
Lancaster Colony Corp.	19	3,325
Haemonetics Corp.*	50	3,178
Insperity, Inc.	35	3,123
Amedisys, Inc.*	33	3,057
Envista Holdings Corp.*	173	2,986
Dentsply Sirona, Inc.	199	2,973
Graham Holdings Co. — Class B	3	2,882
Acadia Healthcare Company, Inc.*	93	2,820
ManpowerGroup, Inc.	47	2,720
Pilgrim's Pride Corp.	40	2,180
Boston Beer Company, Inc. — Class A*	9	2,150
LivaNova plc*	54	2,121
Coty, Inc. — Class A*	368	2,013
Sotera Health Co.*	153	1,784
Avis Budget Group, Inc.*	17	1,290
Total Consumer, Non-cyclical		450,251
Consumer, Cyclical - 11.8%
Watsco, Inc.	35	17,790
Casey's General Stores, Inc.	37	16,060
BJ's Wholesale Club Holdings, Inc.*	133	15,175
Burlington Stores, Inc.*	63	15,015
Dick's Sporting Goods, Inc.	58	11,690
Somnigroup International, Inc.	192	11,497
Texas Roadhouse, Inc. — Class A	67	11,164
Toll Brothers, Inc.	100	10,559
Core & Main, Inc. — Class A*	191	9,227
Aramark	266	9,182
GameStop Corp. — Class A*	408	9,107
Floor & Decor Holdings, Inc. — Class A*	108	8,691
Murphy USA, Inc.	18	8,457
Churchill Downs, Inc.	74	8,219
Planet Fitness, Inc. — Class A*	84	8,115
Lithia Motors, Inc. — Class A	27	7,926
Light & Wonder, Inc. — Class A*	89	7,708
Skechers USA, Inc. — Class A*	132	7,495
Ollie's Bargain Outlet Holdings, Inc.*	61	7,098
Wyndham Hotels & Resorts, Inc.	78	7,060
Cava Group, Inc.*	81	6,999
WESCO International, Inc.	45	6,989
American Airlines Group, Inc.*	660	6,963
Bath & Body Works, Inc.	217	6,579
Mattel, Inc.*	338	6,567
Wingstop, Inc.	29	6,542
Autoliv, Inc.	72	6,369
Taylor Morrison Home Corp. — Class A*	104	6,244
Alaska Air Group, Inc.*	124	6,103
Vail Resorts, Inc.	38	6,081
Crocs, Inc.*	56	5,947
Gentex Corp.	228	5,312
Hyatt Hotels Corp. — Class A	43	5,268
VF Corp.	332	5,153
Whirlpool Corp.	56	5,047
Dolby Laboratories, Inc. — Class A	61	4,899
Lear Corp.	54	4,764
FirstCash Holdings, Inc.	39	4,692
Gap, Inc.	223	4,596
Warner Music Group Corp. — Class A	145	4,546
Boyd Gaming Corp.	67	4,411
AutoNation, Inc.*	26	4,210
Five Below, Inc.*	55	4,121
KB Home	70	4,069
Thor Industries, Inc.	53	4,018
Abercrombie & Fitch Co. — Class A*	51	3,895
PVH Corp.	56	3,620
Brunswick Corp.	66	3,554
RH*	15	3,516
Macy's, Inc.	279	3,504
MSC Industrial Direct Company, Inc. — Class A	45	3,495
Travel + Leisure Co.	69	3,194
Choice Hotels International, Inc.	22	2,921
Harley-Davidson, Inc.	115	2,904
YETI Holdings, Inc.*	85	2,813
Penske Automotive Group, Inc.	19	2,736
Goodyear Tire & Rubber Co.*	286	2,643
Wendy's Co.	172	2,516
Columbia Sportswear Co.	32	2,422
Nordstrom, Inc.	98	2,396
Scotts Miracle-Gro Co. — Class A	43	2,360
Capri Holdings Ltd.*	118	2,328
Hilton Grand Vacations, Inc.*	62	2,319
Visteon Corp.*	28	2,173
Polaris, Inc.	53	2,170
Marriott Vacations Worldwide Corp.	32	2,056
Under Armour, Inc. — Class A*	189	1,181
Under Armour, Inc. — Class C*	129	768
Total Consumer, Cyclical		405,208
Technology - 7.3%
DocuSign, Inc.*	203	16,524
Guidewire Software, Inc.*	84	15,738
Dynatrace, Inc.*	300	14,145
Pure Storage, Inc. — Class A*	311	13,768
Entegris, Inc.	152	13,297
Duolingo, Inc.*	38	11,801
Manhattan Associates, Inc.*	61	10,555
Genpact Ltd.	161	8,111
CACI International, Inc. — Class A*	22	8,072
Doximity, Inc. — Class A*	134	7,776
ExlService Holdings, Inc.*	161	7,601

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 79.8% (continued)
Technology - 7.3% (continued)
Kyndryl Holdings, Inc.*	234	$7,348
Lattice Semiconductor Corp.*	138	7,238
CommVault Systems, Inc.*	44	6,942
KBR, Inc.	134	6,675
Onto Innovation, Inc.*	50	6,067
MACOM Technology Solutions Holdings, Inc.*	60	6,023
Dropbox, Inc. — Class A*	217	5,796
Rambus, Inc.*	107	5,540
Science Applications International Corp.	49	5,501
MKS Instruments, Inc.	68	5,450
Cirrus Logic, Inc.*	53	5,282
Appfolio, Inc. — Class A*	23	5,058
Qualys, Inc.*	37	4,659
BILL Holdings, Inc.*	94	4,314
Lumentum Holdings, Inc.*	69	4,301
Maximus, Inc.	57	3,887
Silicon Laboratories, Inc.*	33	3,715
Allegro MicroSystems, Inc.*	131	3,292
Power Integrations, Inc.	57	2,878
Parsons Corp.*	47	2,783
ASGN, Inc.*	44	2,773
ZoomInfo Technologies, Inc. — Class A*	272	2,720
Concentrix Corp.	46	2,559
Crane NXT Co.	49	2,519
Synaptics, Inc.*	39	2,485
Blackbaud, Inc.*	38	2,358
Amkor Technology, Inc.	114	2,059
IPG Photonics Corp.*	26	1,641
Total Technology		249,251
Basic Materials - 3.3%
Reliance, Inc.	54	15,593
RPM International, Inc.	129	14,923
Royal Gold, Inc.	66	10,792
United States Steel Corp.	226	9,551
Carpenter Technology Corp.	50	9,059
Alcoa Corp.	259	7,899
ATI, Inc.*	143	7,440
Axalta Coating Systems Ltd.*	219	7,264
Commercial Metals Co.	114	5,245
NewMarket Corp.	8	4,531
Cabot Corp.	54	4,489
Cleveland-Cliffs, Inc.*	486	3,995
Avient Corp.	92	3,419
Westlake Corp.	34	3,401
Olin Corp.	116	2,812
Ashland, Inc.	47	2,787
Total Basic Materials		113,200
Energy - 3.3%
Antero Resources Corp.*	294	11,889
Ovintiv, Inc.	261	11,171
DT Midstream, Inc.	102	9,841
Range Resources Corp.	242	9,663
Permian Resources Corp.	642	8,892
Chord Energy Corp.	61	6,876
Antero Midstream Corp.	336	6,048
Viper Energy, Inc.	132	5,960
Matador Resources Co.	116	5,926
NOV, Inc.	382	5,814
ChampionX Corp.	191	5,692
HF Sinclair Corp.	160	5,261
CNX Resources Corp.*	149	4,691
Murphy Oil Corp.	138	3,919
Weatherford International plc	73	3,909
Civitas Resources, Inc.	89	3,105
Valaris Ltd.*	66	2,591
PBF Energy, Inc. — Class A	98	1,871
Total Energy		113,119
Utilities - 2.4%
Essential Utilities, Inc.	254	10,041
OGE Energy Corp.	202	9,284
National Fuel Gas Co.	91	7,206
UGI Corp.	216	7,143
IDACORP, Inc.	53	6,160
New Jersey Resources Corp.	101	4,955
Portland General Electric Co.	110	4,906
TXNM Energy, Inc.	91	4,867
Spire, Inc.	59	4,617
Black Hills Corp.	72	4,367
ONE Gas, Inc.	57	4,309
Southwest Gas Holdings, Inc.	60	4,308
Ormat Technologies, Inc.	58	4,104
ALLETE, Inc.	58	3,810
Northwestern Energy Group, Inc.	62	3,588
Total Utilities		83,665
Communications - 1.6%
Ciena Corp.*	143	8,641
New York Times Co. — Class A	164	8,135
Frontier Communications Parent, Inc.*	222	7,961
Maplebear, Inc.*	162	6,462
Hims & Hers Health, Inc.*	192	5,673
Chewy, Inc. — Class A*	166	5,397
Nexstar Media Group, Inc. — Class A	29	5,197
EchoStar Corp. — Class A*	121	3,095
Iridium Communications, Inc.	109	2,978
Total Communications		53,539
Total Common Stocks
(Cost $1,910,760)		2,740,284
MUTUAL FUNDS† - 7.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	160,130
Guggenheim Strategy Fund II2	3,259	81,007
Total Mutual Funds
(Cost $231,938)		241,137

	Face Amount
U.S. TREASURY BILLS†† - 3.4%
U.S. Treasury Bills
4.20% due 06/12/25[3,4]	$50,000	49,581
4.08% due 04/08/25[4]	19,000	18,984
4.19% due 06/12/25[3,4]	50,000	49,581

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.4% (continued)
Total U.S. Treasury Bills
(Cost $118,146)		$118,146

REPURCHASE AGREEMENTS††,5 - 12.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	238,567	238,567
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	182,834	182,834
Total Repurchase Agreements
(Cost $421,401)		421,401

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	8,533	8,533
Total Securities Lending Collateral
(Cost $8,533)		8,533
Total Investments - 102.7%
(Cost $2,690,778)		$3,529,501
Other Assets & Liabilities, net - (2.7)%		(94,296)
Total Net Assets - 100.0%		$3,435,205

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	189	$550,550	$(13,557)
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.19% (SOFR + 0.85%)	At Maturity	06/26/25	329	959,000	(23,611)
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	06/25/25	309	902,436	(27,933)
							$2,411,986	$(65,101)

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,740,284	$—	$—	$2,740,284
Mutual Funds	241,137	—	—	241,137
U.S. Treasury Bills	—	118,146	—	118,146
Repurchase Agreements	—	421,401	—	421,401
Securities Lending Collateral	8,533	—	—	8,533
Total Assets	$2,989,954	$539,547	$—	$3,529,501

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$65,101	$—	$65,101

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$80,974	$–	$–	$–	$33	$81,007	3,259	$1,079
Guggenheim Ultra Short Duration Fund — Institutional Class	159,811	–	–	–	319	160,130	15,965	1,778
	$240,785	$–	$–	$–	$352	$241,137		$2,857

Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 33.9%
Consumer, Non-cyclical - 7.6%
Kellanova[1]	5,777	$476,545
Intra-Cellular Therapies, Inc.*	2,395	315,948
Patterson Companies, Inc.	8,892	277,786
Surmodics, Inc.*	7,969	243,294
Amedisys, Inc.*,1	2,400	222,312
Chimerix, Inc.*	23,465	199,687
Dun & Bradstreet Holdings, Inc.	19,790	176,922
Cross Country Healthcare, Inc.*	10,771	160,380
Total Consumer, Non-cyclical		2,072,874
Financial - 5.8%
Discover Financial Services[1]	4,234	722,744
Enstar Group Ltd.*,1	1,128	374,924
First Bancshares, Inc.[1]	10,092	341,211
Sandy Spring Bancorp, Inc.[1]	3,336	93,241
ProAssurance Corp.*	3,074	71,778
Mr Cooper Group, Inc.*	115	13,754
Total Financial		1,617,652
Technology - 4.3%
Paycor HCM, Inc.*	13,460	302,042
Logility Supply Chain Solutions, Inc. — Class A	20,717	295,425
ANSYS, Inc.*,1	709	224,441
PlayAGS, Inc.*,1	16,147	195,540
SolarWinds Corp.	9,035	166,515
Total Technology		1,183,963
Consumer, Cyclical - 4.0%
Everi Holdings, Inc.*,1	31,628	432,355
H&E Equipment Services, Inc.	4,300	407,597
Beacon Roofing Supply, Inc.*	1,148	142,008
Walgreens Boots Alliance, Inc.*,1	10,425	116,447
Total Consumer, Cyclical		1,098,407
Energy - 3.8%
ChampionX Corp.	17,867	532,437
Hess Corp.[1]	3,243	518,004
Total Energy		1,050,441
Industrial - 3.7%
Spirit AeroSystems Holdings, Inc. — Class A*,1	11,929	411,073
Pactiv Evergreen, Inc.[1]	15,690	282,577
Berry Global Group, Inc.	4,000	279,240
Air Transport Services Group, Inc.*	2,151	48,268
Total Industrial		1,021,158
Utilities - 2.1%
ALLETE, Inc.[1]	5,779	379,680
Altus Power, Inc.*	42,384	209,801
Total Utilities		589,481
Communications - 2.0%
Juniper Networks, Inc.[1]	7,832	283,440
Interpublic Group of Companies, Inc.[1]	5,763	156,523
Frontier Communications Parent, Inc.*,1	3,064	109,875
Total Communications		549,838
Basic Materials - 0.6%
Radius Recycling, Inc. — Class A	6,134	177,150
Total Common Stocks
(Cost $9,365,133)		9,360,964

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.	5,897	–
Johnson & Johnson†††	1,553	–
Novartis AG†††	4,974	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1,940)		–

MUTUAL FUNDS† - 24.9%
Guggenheim Strategy Fund III[2]	99,249	2,474,274
Guggenheim Variable Insurance Strategy Fund III[2]	86,555	2,156,952
Guggenheim Strategy Fund II2	67,185	1,670,215
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	54,685	548,489
Total Mutual Funds
(Cost $6,865,317)		6,849,930

CLOSED-END FUNDS***,† - 6.0%
Virtus Total Return Fund, Inc.	8,057	48,102
Templeton Emerging Markets Fund/United States	3,699	47,532
SRH Total Return Fund, Inc.	2,727	47,041
Sprott Focus Trust, Inc.	6,309	46,748
Mexico Fund, Inc.	3,263	46,433
John Hancock Diversified Income Fund	4,444	46,218
abrdn Japan Equity Fund, Inc.[3]	7,083	46,052
General American Investors Company, Inc.	907	45,686
abrdn Emerging Markets ex China Fund, Inc.	9,166	45,463
Gabelli Dividend & Income Trust	1,861	44,906
Nuveen Dow 30sm Dynamic Overwrite Fund	3,095	44,847
New Germany Fund, Inc.	4,086	40,084
BlackRock Municipal 2030 Target Term Trust	1,656	35,157
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	3,321	35,103
BNY Mellon Strategic Municipals, Inc.	5,674	34,725
BNY Mellon Strategic Municipal Bond Fund, Inc.	5,939	34,268
Allspring Global Dividend Opportunity Fund	6,712	33,224
Clough Global Equity Fund	5,249	33,016
PIMCO California Municipal Income Fund II	5,458	30,783
Gabelli Healthcare & WellnessRx Trust	2,983	30,069
European Equity Fund, Inc.	3,117	28,365
PIMCO California Municipal Income Fund[3]	3,188	28,214

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
CLOSED-END FUNDS***,† - 6.0% (continued)
PIMCO New York Municipal Income Fund II	3,919	$27,747
Voya Emerging Markets High Dividend Equity Fund	4,478	23,913
Gabelli Global Small and Mid Capital Value Trust	1,984	23,808
Bancroft Fund Ltd.	1,303	22,692
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,969	22,151
BlackRock MuniHoldings California Quality Fund, Inc.	2,054	21,998
Herzfeld Caribbean Basin Fund, Inc.	7,266	19,110
Voya Asia Pacific High Dividend Equity Income Fund	2,660	16,412
abrdn National Municipal Income Fund	1,424	14,439
Royce Global Trust, Inc.	1,295	13,598
Mexico Equity and Income Fund, Inc.	1,374	11,981
Western Asset Inflation-Linked Opportunities & Income Fund	1,352	11,884
Ellsworth Growth and Income Fund Ltd.	1,271	11,541
Swiss Helvetia Fund, Inc.	1,246	11,488
Nuveen Pennsylvania Quality Municipal Income Fund	985	11,052
Tri-Continental Corp.	357	10,949
Royce Small-Capital Trust, Inc.	736	10,481
Royce Micro-Capital Trust, Inc.	1,160	9,779
Federated Hermes Premier Municipal Income Fund	562	6,103
Principal Real Estate Income Fund	576	6,065
BlackRock New York Municipal Income Trust	560	5,695
Allspring Utilities and High Income Fund	487	5,367
PIMCO New York Municipal Income Fund III	919	5,183
John Hancock Tax-Advantaged Dividend Income Fund	167	3,996
John Hancock Premium Dividend Fund	302	3,950
Nuveen Select Maturities Municipal Fund	423	3,942
Western Asset Inflation-Linked Income Fund	472	3,939
Western Asset Emerging Markets Debt Fund, Inc.	398	3,936
Voya Infrastructure Industrials and Materials Fund	372	3,936
Putnam Premier Income Trust	1,086	3,920
Templeton Emerging Markets Income Fund	728	3,917
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	424	3,909
Flaherty & Crumrine Preferred & Income Fund, Inc.	348	3,905
Nuveen New York Select Tax-Free Income Portfolio	330	3,901
abrdn Global Infrastructure Income Fund	212	3,899
Pioneer Diversified High Income Fund, Inc.	326	3,892
MFS Multimarket Income Trust	837	3,892
Allspring Multi-Sector Income Fund	422	3,891
BlackRock Enhanced International Dividend Trust	692	3,882
Invesco Bond Fund	251	3,880
Nuveen New York Municipal Value Fund	469	3,874
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	243	3,871
Franklin Universal Trust	514	3,870
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	463	3,866
Eaton Vance California Municipal Bond Fund	417	3,866
Pioneer High Income Fund, Inc.	499	3,862
MFS Intermediate High Income Fund	2,257	3,859
Flaherty & Crumrine Total Return Fund, Inc.	230	3,859
BNY Mellon High Yield Strategies Fund	1,512	3,856
abrdn Australia Equity Fund, Inc.	955	3,849
Western Asset Managed Municipals Fund, Inc.	374	3,848
Nuveen AMT-Free Municipal Value Fund	280	3,847
BlackRock MuniYield Michigan Quality Fund, Inc.	338	3,846
MFS Charter Income Trust	613	3,843
Blackrock Investment Quality Municipal Trust, Inc.	334	3,838
BlackRock MuniYield Quality Fund III, Inc.	349	3,836
Invesco Trust for Investment Grade Municipals	384	3,825
BlackRock MuniYield Quality Fund, Inc.	326	3,817
Nuveen Municipal Credit Income Fund	312	3,816
BlackRock MuniHoldings Fund, Inc.	325	3,816
BlackRock Municipal Credit Alpha Portfolio, Inc.*	293	3,815
BlackRock MuniYield New York Quality Fund, Inc.	384	3,813
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	462	3,812
Nuveen California Quality Municipal Income Fund	339	3,810
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	468	3,810

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
CLOSED-END FUNDS***,† - 6.0% (continued)
Eaton Vance Municipal Bond Fund	382	$3,809
Nuveen AMT-Free Quality Municipal Income Fund	340	3,808
Putnam Managed Municipal Income Trust	621	3,807
Neuberger Berman Municipal Fund, Inc.	366	3,806
BlackRock MuniVest Fund II, Inc.	360	3,805
MFS High Income Municipal Trust	1,031	3,804
Nuveen Quality Municipal Income Fund	330	3,802
BlackRock Municipal Income Trust	384	3,802
BlackRock MuniYield Quality Fund II, Inc.	380	3,800
John Hancock Investors Trust	280	3,800
BlackRock Enhanced Global Dividend Trust	350	3,798
Eaton Vance National Municipal Opportunities Trust	228	3,796
Eaton Vance Tax-Advantaged Dividend Income Fund	163	3,793
BlackRock MuniVest Fund, Inc.	541	3,792
PIMCO New York Municipal Income Fund	506	3,790
Eaton Vance Tax-Advantaged Global Dividend Income Fund	208	3,790
BlackRock California Municipal Income Trust	345	3,788
BlackRock Health Sciences Trust	98	3,787
BlackRock MuniHoldings New York Quality Fund, Inc.	373	3,786
NYLI MacKay DefinedTerm Muni Opportunities Fund	251	3,785
Invesco Quality Municipal Income Trust	391	3,785
abrdn Global Dynamic Dividend Fund	380	3,785
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	154	3,784
BlackRock Municipal Income Quality Trust	351	3,784
Invesco Municipal Trust	392	3,783
Pioneer Municipal High Income Advantage Fund, Inc.	453	3,783
BlackRock Municipal Income Trust II	364	3,782
Nuveen New York AMT-Free Quality Municipal Income Fund	367	3,780
BlackRock MuniHoldings Quality Fund II, Inc.	378	3,780
AllianceBernstein National Municipal Income Fund, Inc.	348	3,779
Nuveen New Jersey Quality Municipal Income Fund	321	3,778
Invesco Municipal Opportunity Trust	398	3,777
abrdn Total Dynamic Dividend Fund	450	3,776
Invesco Value Municipal Income Trust	315	3,771
Invesco Pennsylvania Value Municipal Income Trust	370	3,770
BlackRock MuniYield Pennsylvania Quality Fund	336	3,767
PIMCO Municipal Income Fund III	526	3,766
MFS High Yield Municipal Trust	1,079	3,766
MFS Municipal Income Trust	710	3,763
DTF Tax-Free Income 2028 Term Fund, Inc.	335	3,755
John Hancock Income Securities Trust	331	3,754
Putnam Municipal Opportunities Trust	367	3,740
Nuveen S&P 500 Buy-Write Income Fund	285	3,739
Eaton Vance Risk-Managed Diversified Equity Income Fund	440	3,722
abrdn Healthcare Investors	229	3,719
abrdn Life Sciences Investors	293	3,718
PIMCO California Municipal Income Fund III	570	3,716
Nuveen Real Estate Income Fund	451	3,716
First Trust Enhanced Equity Income Fund	192	3,709
Eaton Vance Tax-Managed Buy-Write Income Fund	271	3,699
Lazard Global Total Return and Income Fund, Inc.	240	3,698
BlackRock Enhanced Large Capital Core Fund, Inc.	197	3,639
Nuveen NASDAQ 100 Dynamic Overwrite Fund	153	3,634
MFS Investment Grade Municipal Trust	450	3,564
First Trust Mortgage Income Fund	284	3,470
BlackRock MuniYield Fund, Inc.	322	3,397
GAMCO Natural Resources Gold & Income Trust	529	3,222
BlackRock Virginia Municipal Bond Trust	299	3,184
Duff & Phelps Utility and Infrastructure Fund, Inc.	258	3,155
BNY Mellon Municipal Income, Inc.	429	3,080
Nuveen California Municipal Value Fund	356	3,079
TCW Strategic Income Fund, Inc.	629	3,057
Franklin Limited Duration Income Trust	470	3,036
KKR Income Opportunities Fund	247	3,036

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
CLOSED-END FUNDS***,† - 6.0% (continued)
Invesco Trust for Investment Grade New York Municipals	287	$2,996
Allspring Income Opportunities Fund	437	2,989
Pioneer Municipal High Income Fund Trust	324	2,981
Eaton Vance New York Municipal Bond Fund	313	2,970
Invesco Advantage Municipal Income Trust II	342	2,921
Virtus Convertible & Income Fund	225	2,909
Adams Diversified Equity Fund, Inc.	153	2,905
Nuveen Multi-Market Income Fund	464	2,886
Virtus Convertible & Income Fund II3	249	2,878
Liberty All Star Growth Fund, Inc.	587	2,870
ClearBridge Energy Midstream Opportunity Fund, Inc.	17	844
Nuveen AMT-Free Municipal Credit Income Fund	68	842
Nuveen Multi-Asset Income Fund	70	841
Highland Global Allocation Fund	101	841
Nuveen Credit Strategies Income Fund	156	839
Highland Opportunities and Income Fund	161	837
AllianceBernstein Global High Income Fund, Inc.	78	837
RiverNorth Capital and Income Fund	55	836
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	41	835
Kayne Anderson Energy Infrastructure Fund	65	834
Pioneer Floating Rate Fund, Inc.	88	833
Aberdeen Asia-Pacific Income Fund, Inc.	53	832
BlackRock Resources & Commodities Strategy Trust	89	830
Saba Capital Income & Opportunities Fund	107	830
Source Capital	20	830
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	41	830
BlackRock Energy and Resources Trust	61	828
LMP Capital and Income Fund, Inc.	52	828
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	92	828
Saba Capital Income & Opportunities Fund II	95	827
Special Opportunities Fund, Inc.	55	826
Invesco High Income Trust II	78	826
BlackRock Enhanced Equity Dividend Trust	96	826
Templeton Dragon Fund, Inc.	85	825
Eaton Vance Municipal Income Trust	80	821
Cohen & Steers Select Preferred and Income Fund, Inc.	41	820
Tortoise Energy Infrastructure Corp.	19	818
Clough Global Opportunities Fund	167	817
Clough Global Dividend and Income Fund	149	814
Total Closed-End Funds
(Cost $1,542,352)		1,646,408

	Face Amount
U.S. TREASURY BILLS†† - 16.8%
U.S. Treasury Bills
4.18% due 05/08/25[4,5]	$3,500,000	3,484,766
4.08% due 04/08/25[5,6]	1,149,000	1,148,051
Total U.S. Treasury Bills
(Cost $4,632,830)		4,632,817

REPURCHASE AGREEMENTS††,7 - 14.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	2,190,344	2,190,344
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	1,678,653	1,678,653
Total Repurchase Agreements
(Cost $3,868,997)		3,868,997

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[9]	60,201	60,201
Total Securities Lending Collateral
(Cost $60,201)		60,201
Total Investments - 95.8%
(Cost $26,336,770)		$26,419,317

COMMON STOCKS SOLD SHORT† - (11.3)%
Consumer, Non-cyclical - (0.3)%
Herc Holdings, Inc.	553	(74,251)
Technology - (0.4)%
Synopsys, Inc.*	245	(105,068)
Communications - (0.6)%
Omnicom Group, Inc.	1,982	(164,328)
Industrial - (1.6)%
Boeing Co.*	1,030	(175,666)
Amcor plc	29,000	(281,300)
Total Industrial		(456,966)
Energy - (4.0)%
Equities Corp.	1	(53)
ConocoPhillips	1	(105)
Schlumberger N.V.	13,132	(548,918)
Chevron Corp.	3,324	(556,072)
Total Energy		(1,105,148)
Financial - (4.4)%
WesBanco, Inc.	1	(31)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS SOLD SHORT† - (11.3)% (continued)
Rocket Companies, Inc. — Class A	1,267	$(15,293)
Atlantic Union Bankshares Corp.	3,002	(93,482)
Renasant Corp.	10,092	(342,422)
Capital One Financial Corp.	4,315	(773,679)
Total Financial		(1,224,907)
Total Common Stocks Sold Short
(Proceeds $3,236,054)		(3,130,668)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.2)%
iShares Agency Bond ETF	2	(219)
iShares MBS ETF	5	(469)
iShares Mortgage Real Estate ETF	28	(628)
Materials Select Sector SPDR Fund	17	(1,461)
SPDR S&P Biotech ETF	25	(2,028)
VanEck Gold Miners ETF	61	(2,804)
SPDR Gold Shares — Class D*	19	(5,475)
iShares JP Morgan USD Emerging Markets Bond ETF	65	(5,888)
Utilities Select Sector SPDR Fund	83	(6,545)
iShares U.S. Real Estate ETF	78	(7,468)
iShares iBoxx $ Investment Grade Corporate Bond ETF	82	(8,913)
Invesco Senior Loan ETF	462	(9,563)
iShares Preferred & Income Securities ETF	331	(10,172)
iShares Floating Rate Bond ETF	215	(10,976)
iShares TIPS Bond ETF	139	(15,442)
iShares 7-10 Year Treasury Bond ETF	175	(16,690)
Schwab U.S. Aggregate Bond ETF	747	(17,301)
iShares Core High Dividend ETF	202	(24,466)
iShares Russell 1000 Growth ETF	68	(24,554)
Health Care Select Sector SPDR Fund	193	(28,180)
iShares MSCI Emerging Markets ETF	662	(28,929)
iShares iBoxx $ High Yield Corporate Bond ETF	381	(30,057)
iShares Latin America 40 ETF	1,777	(41,848)
SPDR Bloomberg Convertible Securities ETF	636	(48,730)
iShares MSCI All Country Asia ex Japan ETF	1,006	(74,444)
iShares Russell 2000 Index ETF	419	(83,586)
iShares National Muni Bond ETF	817	(86,144)
VanEck High Yield Muni ETF	2,038	(104,305)
SPDR S&P 500 ETF Trust	201	(112,438)
iShares Russell 1000 Value ETF	867	(163,135)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	7,664	(193,286)
iShares MSCI EAFE ETF	3,248	(265,459)
SPDR Nuveen Bloomberg Municipal Bond ETF	6,346	(286,014)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,779,828)		(1,717,617)
Total Securities Sold Short - (17.5)%
(Proceeds $5,015,882)		$(4,848,285)
Other Assets & Liabilities, net - 21.7%		5,978,911
Total Net Assets - 100.0%		$27,549,943

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	30	May 2025	$615,000	$44,080
IBEX 35 Index Futures Contracts††	2	Apr 2025	284,487	3,921
CBOE Volatility Index Futures Contracts	21	Apr 2025	436,800	922
Dow Jones Industrial Average Index Mini Futures Contracts	3	Jun 2025	634,110	479
FTSE 100 Index Futures Contracts	3	Jun 2025	334,552	(690)
FTSE MIB Index Futures Contracts	1	Jun 2025	203,225	(1,017)
CAC 40 10 Euro Index Futures Contracts	1	Apr 2025	84,726	(2,270)
Euro STOXX 50 Index Futures Contracts	3	Jun 2025	169,365	(4,543)
Tokyo Stock Price Index Futures Contracts	1	Jun 2025	179,222	(6,116)
OMX Stockholm 30 Index Futures Contracts††	6	Apr 2025	149,575	(8,469)
Russell 2000 Index Mini Futures Contracts	2	Jun 2025	202,710	(9,803)
S&P 500 Index Mini Futures Contracts	2	Jun 2025	565,625	(16,012)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2025	388,995	(18,505)
			$4,248,392	$(18,023)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	11	Jun 2025	$1,461,151	$3,774
Euro - BTP Italian Government Bond Futures Contracts††	23	Jun 2025	2,924,965	(2,637)
Euro - Bund Futures Contracts	30	Jun 2025	4,180,392	(26,010)
			$8,566,508	$(24,873)

Currency Futures Contracts Purchased†
British Pound Futures Contracts	24	Jun 2025	$1,937,700	$(2,874)
New Zealand Dollar Futures Contracts	12	Jun 2025	682,500	(6,785)
Australian Dollar Futures Contracts	17	Jun 2025	1,063,180	(12,582)
Japanese Yen Futures Contracts	13	Jun 2025	1,092,975	(25,952)
			$4,776,355	$(48,193)

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	92	Jun 2025	$1,920,666	$71,833
WTI Crude Futures Contracts	3	Apr 2025	214,350	12,662
Brent Crude Futures Contracts	2	Apr 2025	149,360	8,457
Copper Futures Contracts	1	May 2025	126,250	8,422
Natural Gas Futures Contracts	21	Apr 2025	867,510	7,471
NY Harbor ULSD Futures Contracts	1	Apr 2025	95,726	4,214
Cotton #2 Futures Contracts	6	May 2025	200,610	1,586
Corn Futures Contracts	9	May 2025	205,988	107
LME Zinc Futures Contracts	1	May 2025	71,219	(1,145)
Soybean Meal Futures Contracts	4	May 2025	117,120	(3,183)
LME Primary Aluminum Futures Contracts	2	May 2025	126,473	(6,578)
Soybean Meal Futures Contracts	45	Dec 2025	1,384,650	(34,746)
Coffee 'C' Futures Contracts	3	May 2025	426,037	(46,697)
Cocoa Futures Contracts	3	May 2025	239,100	(64,839)
Soybean Futures Contracts	69	Nov 2025	3,512,963	(95,084)
Corn Futures Contracts	91	Sep 2025	1,982,662	(148,090)
			$11,640,684	$(285,610)

Commodity Futures Contracts Sold Short†
Soybean Futures Contracts	59	Jul 2025	$3,032,600	$102,164
Soybean Meal Futures Contracts	40	Jul 2025	1,197,600	32,565
Hard Red Winter Wheat Futures Contracts	11	May 2025	306,075	23,190
Wheat Futures Contracts	5	May 2025	134,375	14,725
Soybean Futures Contracts	2	May 2025	101,400	3,045
Sugar #11 Futures Contracts	4	Apr 2025	84,403	2,974
Lean Hogs Futures Contracts	7	Jun 2025	267,470	1,741
LME Lead Futures Contracts	2	May 2025	100,195	1,540
LME Nickel Futures Contracts	1	May 2025	94,921	263
Live Cattle Futures Contracts	3	Jun 2025	244,560	(1,258)
Low Sulphur Gas Oil Futures Contracts	1	May 2025	68,325	(1,810)
Corn Futures Contracts	62	Jul 2025	1,439,175	(3,420)
Gasoline RBOB Futures Contracts	1	Apr 2025	96,180	(5,855)
Natural Gas Futures Contracts	21	Jun 2025	941,220	(5,956)
Soybean Oil Futures Contracts	7	May 2025	188,412	(12,333)
Cattle Feeder Futures Contracts	2	May 2025	284,800	(13,683)
Sugar #11 Futures Contracts	100	Sep 2025	2,107,840	(49,248)
			$10,689,551	$88,644

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	39	Jun 2025	$5,561,888	$62,115

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short† (continued)
Euro FX Futures Contracts	11	Jun 2025	$1,493,387	$5,893
Canadian Dollar Futures Contracts	8	Jun 2025	558,160	2,301
			$7,613,435	$70,309

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	25	Aug 2025	$513,404	$(67)
CBOE Volatility Index Futures Contracts	49	Sep 2025	1,011,850	(1,418)
CBOE Volatility Index Futures Contracts	32	Jul 2025	660,800	(4,000)
			$2,186,054	$(5,485)

Interest Rate Futures Contracts Sold Short†
Euro - 30 year Bond Futures Contracts	1	Jun 2025	$128,882	$156
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2025	122,875	(641)
Canadian Government 10 Year Bond Futures Contracts	33	Jun 2025	2,854,115	(798)
U.S. Treasury Long Bond Futures Contracts	2	Jun 2025	235,375	(816)
Long Gilt Futures Contracts††	10	Jun 2025	1,185,453	(1,008)
Australian Government 10 Year Bond Futures Contracts	24	Jun 2025	1,689,300	(3,323)
U.S. Treasury 10 Year Note Futures Contracts	52	Jun 2025	5,793,937	(22,287)
			$12,009,937	$(28,717)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$5,675,731	$199,550
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	10,851,319	141,717

						$16,527,050	$341,267
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	$3,254,650	$233,320
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	3.98% (Federal Funds Rate - 0.35%)	At Maturity	08/31/28	10,699,074	(67,566)
						$13,953,724	$165,754

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
CareTrust REIT, Inc.	14,365	3.77%	$53,587
Welltower, Inc.	2,635	3.72%	52,957
Vornado Realty Trust	9,567	3.26%	45,134
Sabra Health Care REIT, Inc.	24,138	3.89%	44,917
Ventas, Inc.	5,883	3.73%	42,982
Kimco Realty Corp.	10,861	2.13%	35,817
Essex Property Trust, Inc.	1,255	3.55%	29,479
National Health Investors, Inc.	4,532	3.08%	23,347
UDR, Inc.	8,380	3.49%	22,191
Tanger, Inc.	7,531	2.35%	20,055
Independence Realty Trust, Inc.	12,417	2.43%	19,648
Agree Realty Corp.	3,428	2.44%	18,450
Essential Properties Realty Trust, Inc.	12,935	3.89%	14,536
Mid-America Apartment Communities, Inc.	1,148	1.77%	13,874
Omega Healthcare Investors, Inc.	8,312	2.92%	12,894
Camden Property Trust	1,565	1.76%	10,031
Equity Residential	3,947	2.60%	8,237
Four Corners Property Trust, Inc.	7,525	1.99%	6,694
Hudson Pacific Properties, Inc.	24,336	0.66%	6,061
Highwoods Properties, Inc.	11,992	3.28%	5,878
LTC Properties, Inc.	2,194	0.72%	3,466
Piedmont Office Realty Trust, Inc. — Class A	8,263	0.56%	611
Regency Centers Corp.	627	0.43%	404
NexPoint Residential Trust, Inc.	7,244	2.64%	50
Paramount Group, Inc.	5,054	0.20%	19
Simon Property Group, Inc.	427	0.65%	(207)
Macerich Co.	1,013	0.16%	(748)
Brandywine Realty Trust	4,415	0.18%	(1,279)
AvalonBay Communities, Inc.	1,236	2.44%	(1,859)
Brixmor Property Group, Inc.	8,758	2.14%	(4,080)
Cousins Properties, Inc.	11,437	3.11%	(6,267)
CTO Realty Growth, Inc.	18,771	3.34%	(9,637)
Douglas Emmett, Inc.	12,231	1.80%	(10,587)
Kite Realty Group Trust	9,351	1.93%	(10,784)
Digital Realty Trust, Inc.	2,127	2.81%	(16,645)
Urban Edge Properties	12,394	2.17%	(18,777)
Acadia Realty Trust	9,462	1.83%	(22,347)
Empire State Realty Trust, Inc. — Class A	22,985	1.66%	(23,012)
Gladstone Commercial Corp.	25,396	3.51%	(25,506)
SL Green Realty Corp.	4,654	2.47%	(36,998)
Iron Mountain, Inc.	4,707	3.73%	(49,096)
Innovative Industrial Properties, Inc.	3,068	1.53%	(52,493)
American Assets Trust, Inc.	17,660	3.28%	(59,280)
Total Financial			141,717
Total MS Equity Market Neutral Long Custom Basket			$141,717

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Armada Hoffler Properties, Inc.	42,960	(3.00)%	104,592
Apple Hospitality REIT, Inc.	23,654	(2.85)%	52,827
Equinix, Inc.	268	(2.04)%	32,559
Americold Realty Trust, Inc.	4,978	(1.00)%	24,630
Kilroy Realty Corp.	8,721	(2.67)%	23,717
Rexford Industrial Realty, Inc.	5,833	(2.13)%	18,592
Saul Centers, Inc.	11,215	(3.78)%	17,969
SITE Centers Corp.	13,990	(1.68)%	17,002
Alexandria Real Estate Equities, Inc.	2,912	(2.52)%	15,135
BXP, Inc.	4,285	(2.69)%	12,520
Community Healthcare Trust, Inc.	22,634	(3.84)%	11,812
Alexander & Baldwin, Inc.	18,890	(3.04)%	8,405
Easterly Government Properties, Inc.	8,934	(0.89)%	7,327
Equity LifeStyle Properties, Inc.	7,083	(4.42)%	4,856
Federal Realty Investment Trust	355	(0.32)%	4,267
Extra Space Storage, Inc.	665	(0.92)%	3,798
Prologis, Inc.	484	(0.51)%	3,328
Terreno Realty Corp.	4,603	(2.72)%	1,665
EastGroup Properties, Inc.	92	(0.15)%	1,055
First Industrial Realty Trust, Inc.	573	(0.29)%	(638)
National Storage Affiliates Trust	851	(0.31)%	(902)
Public Storage	349	(0.98)%	(974)
Getty Realty Corp.	9,317	(2.72)%	(1,397)
LXP Industrial Trust	7,335	(0.59)%	(2,246)
Whitestone REIT — Class B	3,069	(0.42)%	(2,446)
Healthcare Realty Trust, Inc.	16,347	(2.58)%	(2,767)
CubeSmart	3,199	(1.28)%	(4,095)
STAG Industrial, Inc.	5,327	(1.80)%	(5,367)
Elme Communities	9,322	(1.52)%	(5,679)
Sun Communities, Inc.	3,365	(4.05)%	(6,865)
Safehold, Inc.	6,143	(1.07)%	(9,867)
American Homes 4 Rent — Class A	5,931	(2.10)%	(10,739)
NNN REIT, Inc.	6,840	(2.73)%	(12,447)
Veris Residential, Inc.	19,172	(3.03)%	(12,832)
Gaming and Leisure Properties, Inc.	7,790	(3.71)%	(16,355)
JBG SMITH Properties	17,374	(2.62)%	(20,809)
Realty Income Corp.	8,095	(4.39)%	(25,044)
VICI Properties, Inc.	9,993	(3.05)%	(25,383)
Invitation Homes, Inc.	10,330	(3.36)%	(31,765)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
EPR Properties	6,502	(3.20)%	$(32,308)
WP Carey, Inc.	6,462	(3.81)%	(35,991)
Global Net Lease, Inc.	58,696	(4.41)%	(39,338)
Medical Properties Trust, Inc.	85,356	(4.81)%	(127,368)
Total Financial			(67,566)
Total MS Equity Market Neutral Short Custom Basket			$(67,566)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Gilead Sciences, Inc.	440	0.85%	$15,580
Royalty Pharma plc — Class A	1,755	0.96%	11,103
Innoviva, Inc.	3,340	1.07%	9,177
Cal-Maine Foods, Inc.	402	0.64%	8,267
Catalyst Pharmaceuticals, Inc.	959	0.41%	8,114
Bristol-Myers Squibb Co.	692	0.74%	7,069
Alkermes plc	1,111	0.65%	5,939
Protagonist Therapeutics, Inc.	588	0.50%	5,440
Perdoceo Education Corp.	718	0.32%	4,179
Johnson & Johnson	251	0.73%	3,799
ADT, Inc.	2,622	0.38%	3,035
Exelixis, Inc.	777	0.51%	2,261
Jazz Pharmaceuticals plc	264	0.58%	2,099
United Therapeutics Corp.	174	0.95%	1,611
Euronet Worldwide, Inc.	245	0.46%	1,326
Ingredion, Inc.	200	0.48%	1,198
Inmode Ltd.	1,306	0.41%	690
Collegium Pharmaceutical, Inc.	471	0.25%	645
Laureate Education, Inc. — Class A	598	0.22%	586
Premier, Inc. — Class A	979	0.33%	124
Organon & Co.	886	0.23%	(28)
Harmony Biosciences Holdings, Inc.	640	0.37%	(81)
United Rentals, Inc.	25	0.28%	(180)
Supernus Pharmaceuticals, Inc.	520	0.30%	(319)
Incyte Corp.	497	0.53%	(1,154)
Amphastar Pharmaceuticals, Inc.	636	0.32%	(1,724)
Utah Medical Products, Inc.	529	0.52%	(3,003)
Merck & Company, Inc.	430	0.68%	(3,301)
Regeneron Pharmaceuticals, Inc.	56	0.63%	(4,201)
Alarm.com Holdings, Inc.	936	0.92%	(4,228)
Biogen, Inc.	322	0.78%	(4,505)
Hologic, Inc.	963	1.05%	(6,301)
Herc Holdings, Inc.	168	0.40%	(6,341)
Total Consumer, Non-cyclical			56,876
Industrial
Mueller Industries, Inc.	602	0.81%	17,226
Snap-on, Inc.	178	1.06%	6,910
Allegion plc	473	1.09%	1,878
Teekay Corporation Ltd.	2,829	0.33%	423
Alamo Group, Inc.	93	0.29%	216
Apogee Enterprises, Inc.	347	0.28%	74
Gibraltar Industries, Inc.	181	0.19%	(249)
Tennant Co.	222	0.31%	(423)
Generac Holdings, Inc.	139	0.31%	(477)
UFP Industries, Inc.	557	1.05%	(492)
Bel Fuse, Inc. — Class B	188	0.25%	(968)
A O Smith Corp.	379	0.44%	(997)
Caterpillar, Inc.	129	0.75%	(1,122)
Boise Cascade Co.	162	0.28%	(1,154)
Carlisle Companies, Inc.	65	0.39%	(1,293)
Acuity, Inc.	129	0.60%	(1,421)
Fluor Corp.	1,147	0.72%	(1,434)
TE Connectivity plc	397	0.99%	(2,396)
Owens Corning	401	1.01%	(2,436)
Kennametal, Inc.	1,507	0.57%	(5,216)
Avnet, Inc.	1,216	1.03%	(5,283)
Granite Construction, Inc.	729	0.97%	(9,540)
Knowles Corp.	3,463	0.93%	(11,416)
Total Industrial			(19,590)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	613	1.03%	10,917
Monarch Casino & Resort, Inc.	247	0.34%	3,950
Dolby Laboratories, Inc. — Class A	236	0.33%	(448)
Phinia, Inc.	325	0.24%	(468)
PulteGroup, Inc.	198	0.36%	(630)
NVR, Inc.	5	0.64%	(717)
PC Connection, Inc.	441	0.48%	(1,036)
Boyd Gaming Corp.	173	0.20%	(1,294)
PACCAR, Inc.	239	0.41%	(1,794)
BorgWarner, Inc.	773	0.39%	(2,330)
Buckle, Inc.	1,070	0.72%	(3,071)
ScanSource, Inc.	342	0.20%	(4,406)
Visteon Corp.	633	0.87%	(7,682)
Gentex Corp.	2,444	1.00%	(9,545)
Tri Pointe Homes, Inc.	1,624	0.91%	(9,876)
Total Consumer, Cyclical			(28,430)
Communications
AT&T, Inc.	1,989	0.97%	23,788
IDT Corp. — Class B	1,303	1.18%	18,043
T-Mobile US, Inc.	180	0.85%	17,307
Verizon Communications, Inc.	1,397	1.12%	12,484
Fox Corp. — Class A	1,064	1.06%	9,569
InterDigital, Inc.	188	0.68%	3,467
Spok Holdings, Inc.	1,818	0.53%	1,969
HealthStream, Inc.	348	0.20%	1,395
Nexstar Media Group, Inc. — Class A	118	0.37%	1,130
Comcast Corp. — Class A	620	0.40%	825
A10 Networks, Inc.	929	0.27%	673
Cable One, Inc.	56	0.26%	662
TEGNA, Inc.	2,750	0.88%	102
Gen Digital, Inc.	1,413	0.66%	(110)
Yelp, Inc. — Class A	1,760	1.15%	(369)
F5, Inc.	67	0.31%	(1,103)
ePlus, Inc.	231	0.25%	(2,854)
Lumen Technologies, Inc.	3,343	0.23%	(3,334)
Ziff Davis, Inc.	496	0.33%	(4,833)
Total Communications			78,811
Utilities
National Fuel Gas Co.	797	1.12%	20,463
Spire, Inc.	768	1.06%	10,151
Duke Energy Corp.	513	1.10%	9,311
Evergy, Inc.	882	1.07%	7,946
Black Hills Corp.	986	1.05%	5,997
WEC Energy Group, Inc.	566	1.09%	4,813
Southern Co.	658	1.07%	4,449
Clearway Energy, Inc. — Class C	1,386	0.74%	4,213

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Otter Tail Corp.	576	0.82%	$2,726
Brookfield Infrastructure Corp. — Class A	1,532	0.98%	(5,898)
Total Utilities			64,171
Financial
Fidelity National Financial, Inc.	945	1.09%	13,397
MGIC Investment Corp.	2,182	0.95%	12,056
Axis Capital Holdings Ltd.	619	1.09%	11,413
Enova International, Inc.	419	0.71%	10,371
Enact Holdings, Inc.	1,763	1.08%	8,691
Essent Group Ltd.	925	0.94%	7,646
WP Carey, Inc.	926	1.03%	7,340
Hartford Insurance Group, Inc.	343	0.75%	6,990
Preferred Bank/Los Angeles CA	610	0.90%	5,782
NMI Holdings, Inc. — Class A	1,438	0.91%	5,653
Coastal Financial Corp.	310	0.49%	3,817
Arch Capital Group Ltd.	615	1.04%	3,150
Cincinnati Financial Corp.	338	0.88%	2,654
GCM Grosvenor, Inc. — Class A	2,148	0.50%	2,405
Everest Group Ltd.	118	0.76%	1,992
Synchrony Financial	710	0.66%	1,759
Federated Hermes, Inc. — Class B	949	0.68%	1,419
OFG Bancorp	1,139	0.80%	1,301
RenaissanceRe Holdings Ltd.	152	0.64%	457
White Mountains Insurance Group Ltd.	17	0.58%	230
Skyward Specialty Insurance Group, Inc.	250	0.23%	205
M&T Bank Corp.	280	0.88%	151
BOK Financial Corp.	305	0.56%	(360)
Charles Schwab Corp.	518	0.71%	(823)
Affiliated Managers Group, Inc.	307	0.91%	(868)
Old Second Bancorp, Inc.	1,440	0.42%	(1,152)
Reinsurance Group of America, Inc. — Class A	243	0.84%	(1,196)
Principal Financial Group, Inc.	522	0.78%	(1,409)
Cullen/Frost Bankers, Inc.	397	0.88%	(1,624)
Chicago Atlantic Real Estate Finance, Inc.	1,908	0.49%	(1,638)
Northeast Community Bancorp, Inc.	1,629	0.67%	(1,909)
Jackson Financial, Inc. — Class A	297	0.44%	(1,990)
McGrath RentCorp	513	1.01%	(2,164)
OneMain Holdings, Inc.	594	0.51%	(2,793)
Janus Henderson Group plc	1,222	0.78%	(2,889)
BancFirst Corp.	411	0.80%	(3,686)
Simmons First National Corp. — Class A	2,827	1.02%	(5,577)
QCR Holdings, Inc.	826	1.04%	(8,458)
Total Financial			70,343
Technology
Cirrus Logic, Inc.	402	0.71%	3,956
Adeia, Inc.	1,353	0.32%	1,805
Zoom Communications, Inc. — Class A	650	0.84%	1,056
Box, Inc. — Class A	814	0.44%	(144)
QUALCOMM, Inc.	230	0.62%	(320)
Teradata Corp.	593	0.23%	(629)
Dropbox, Inc. — Class A	2,272	1.07%	(1,283)
NetApp, Inc.	207	0.32%	(3,639)
Skyworks Solutions, Inc.	269	0.31%	(6,104)
Bandwidth, Inc. — Class A	1,589	0.37%	(7,630)
Photronics, Inc.	1,931	0.71%	(7,774)
Viant Technology, Inc. — Class A	1,306	0.29%	(7,778)
Axcelis Technologies, Inc.	412	0.36%	(7,987)
Total Technology			(36,471)
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,452	0.94%	13,840
Total MS Long/Short Equity Long Custom Basket			$199,550

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
TrueBlue, Inc.	5,239	(0.83)%	14,887
Limoneira Co.	676	(0.37)%	3,362
Utz Brands, Inc.	1,574	(0.68)%	2,234
Tejon Ranch Co.	3,276	(1.60)%	(500)
Driven Brands Holdings, Inc.	1,373	(0.72)%	(944)
Alico, Inc.	991	(0.91)%	(1,937)
Barrett Business Services, Inc.	1,504	(1.90)%	(2,903)
Cencora, Inc. — Class A	203	(1.73)%	(5,394)
Total Consumer, Non-cyclical			8,805
Technology
ACV Auctions, Inc. — Class A	2,381	(1.03)%	11,455
Dayforce, Inc.	618	(1.11)%	7,089
AppLovin Corp. — Class A	39	(0.32)%	2,401
Total Technology			20,945
Basic Materials
Ivanhoe Electric Incorporated / US	5,224	(0.93)%	11,002
Novagold Resources, Inc.	8,886	(0.80)%	8,019
Dow, Inc.	1,568	(1.68)%	4,469
Orion S.A.	1,774	(0.70)%	3,019
PPG Industries, Inc.	532	(1.79)%	2,516
Huntsman Corp.	2,525	(1.23)%	2,466
Avient Corp.	507	(0.58)%	2,459
Ingevity Corp.	706	(0.86)%	2,431
International Flavors & Fragrances, Inc.	423	(1.01)%	2,083
Stepan Co.	339	(0.57)%	1,139
Ashland, Inc.	1,021	(1.86)%	123
Sherwin-Williams Co.	98	(1.05)%	(1,312)
Radius Recycling, Inc. — Class A	1,248	(1.11)%	(21,083)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Basic Materials			$17,331
Financial
FTAI Infrastructure, Inc.	5,132	(0.70)%	14,946
Iron Mountain, Inc.	603	(1.59)%	11,438
Kennedy-Wilson Holdings, Inc.	5,925	(1.58)%	9,616
New York Mortgage Trust, Inc.	3,469	(0.69)%	9,468
SL Green Realty Corp.	674	(1.19)%	7,085
Newmark Group, Inc. — Class A	3,360	(1.26)%	6,739
Carlyle Group, Inc.	1,065	(1.43)%	6,221
Amerant Bancorp, Inc.	2,705	(1.72)%	5,977
Marcus & Millichap, Inc.	1,515	(1.60)%	5,233
Equinix, Inc.	49	(1.23)%	5,191
HarborOne Bancorp, Inc.	3,038	(0.97)%	5,081
Cannae Holdings, Inc.	2,040	(1.15)%	5,016
Lineage, Inc.	864	(1.56)%	4,748
Goldman Sachs Group, Inc.	88	(1.48)%	4,192
Valley National Bancorp	3,915	(1.07)%	3,968
Columbia Financial, Inc.	3,532	(1.63)%	3,944
Heritage Commerce Corp.	5,800	(1.70)%	3,734
Western Alliance Bancorporation	508	(1.20)%	3,579
Banc of California, Inc.	3,481	(1.52)%	3,521
Compass Diversified Holdings	1,803	(1.03)%	2,921
Digital Realty Trust, Inc.	206	(0.91)%	2,880
Jones Lang LaSalle, Inc.	75	(0.57)%	2,727
Kearny Financial Corp.	2,782	(0.54)%	2,726
Redwood Trust, Inc.	4,269	(0.80)%	2,326
Northern Trust Corp.	310	(0.94)%	2,080
Weyerhaeuser Co.	1,933	(1.74)%	1,981
Capitol Federal Financial, Inc.	4,160	(0.72)%	1,617
State Street Corp.	459	(1.26)%	1,155
PennyMac Financial Services, Inc.	280	(0.86)%	985
Howard Hughes Holdings, Inc.	444	(1.01)%	806
Apartment Investment and Management Co. — Class A	2,521	(0.68)%	555
Lincoln National Corp.	687	(0.76)%	371
Sun Communities, Inc.	314	(1.24)%	92
Safehold, Inc.	925	(0.53)%	(9)
Walker & Dunlop, Inc.	330	(0.87)%	(409)
CBRE Group, Inc. — Class A	422	(1.70)%	(830)
Rithm Capital Corp.	3,593	(1.26)%	(1,026)
Ellington Financial, Inc.	1,805	(0.74)%	(1,121)
PotlatchDeltic Corp.	1,258	(1.74)%	(1,454)
American Healthcare REIT, Inc.	883	(0.82)%	(1,551)
Radian Group, Inc.	1,440	(1.46)%	(1,901)
Veris Residential, Inc.	3,024	(1.57)%	(3,074)
PennyMac Mortgage Investment Trust	3,422	(1.54)%	(4,105)
Total Financial			127,439
Consumer, Cyclical
LGI Homes, Inc.	390	(0.80)%	6,437
America's Car-Mart, Inc.	465	(0.65)%	147
Southwest Airlines Co.	1,175	(1.21)%	(766)
VSE Corp.	303	(1.12)%	(6,430)
Total Consumer, Cyclical			(612)
Industrial
Materion Corp.	381	(0.96)%	8,277
CRH plc	544	(1.47)%	5,217
Smurfit WestRock plc	715	(0.99)%	4,469
Boeing Co.	148	(0.78)%	3,720
Vulcan Materials Co.	188	(1.35)%	2,677
Ball Corp.	1,152	(1.84)%	2,352
Graphic Packaging Holding Co.	1,252	(1.00)%	313
Martin Marietta Materials, Inc.	37	(0.54)%	(19)
TriMas Corp.	1,273	(0.92)%	(303)
Total Industrial			26,703
Energy
Valaris Ltd.	559	(0.67)%	19,776
Core Laboratories, Inc.	1,689	(0.78)%	7,903
Kodiak Gas Services, Inc.	571	(0.65)%	3,901
Transocean Ltd.	5,387	(0.52)%	3,594
PBF Energy, Inc. — Class A	2,039	(1.20)%	1,957
Bristow Group, Inc.	699	(0.68)%	1,014
Oceaneering International, Inc.	1,438	(0.96)%	1,003
Evolution Petroleum Corp.	3,514	(0.56)%	713
Antero Resources Corp.	1,334	(1.66)%	(9,960)
Total Energy			29,901
Communications
Wayfair, Inc. — Class A	564	(0.56)%	6,088
Opendoor Technologies, Inc.	9,812	(0.31)%	1,962
Total Communications			8,050
Utilities
Eversource Energy	992	(1.89)%	(5,242)
Total MS Long/Short Equity Short Custom Basket			$233,320

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2025.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of March 31, 2025.

MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,360,964		$—	$—		$9,360,964
Rights	—	*	—	—	*	—
Mutual Funds	6,849,930		—	—		6,849,930
Closed-End Funds	1,646,408		—	—		1,646,408
U.S. Treasury Bills	—		4,632,817	—		4,632,817
Repurchase Agreements	—		3,868,997	—		3,868,997
Securities Lending Collateral	60,201		—	—		60,201
Commodity Futures Contracts**	296,959		—	—		296,959
Currency Futures Contracts**	70,309		—	—		70,309
Equity Futures Contracts**	45,481		3,921	—		49,402
Interest Rate Futures Contracts**	3,930		—	—		3,930
Equity Custom Basket Swap Agreements**	—		574,587	—		574,587
Total Assets	$18,334,182		$9,080,322	$—		$27,414,504

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$3,130,668	$—	$—	$3,130,668
Exchange-Traded Funds Sold Short	1,717,617	—	—	1,717,617
Commodity Futures Contracts**	493,925	—	—	493,925
Equity Futures Contracts**	64,441	8,469	—	72,910
Interest Rate Futures Contracts**	53,875	3,645	—	57,520
Currency Futures Contracts**	48,193	—	—	48,193
Equity Custom Basket Swap Agreements**	—	67,566	—	67,566
Total Liabilities	$5,508,719	$79,680	$—	$5,588,399

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,669,543	$–	$–	$–	$672	$1,670,215	67,185	$22,251
Guggenheim Strategy Fund III	2,475,267	–	–	–	(993)	2,474,274	99,249	33,720
Guggenheim Ultra Short Duration Fund — Institutional Class	547,395	–	–	–	1,094	548,489	54,685	6,091
Guggenheim Variable Insurance Strategy Fund III	2,158,683	–	–	–	(1,731)	2,156,952	86,555	29,342
	$6,850,888	$–	$–	$–	$(958)	$6,849,930		$91,404

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 84.3%
Technology - 40.1%
Apple, Inc.	28,901	$6,419,779
Microsoft Corp.	14,302	5,368,828
NVIDIA Corp.	46,943	5,087,682
Broadcom, Inc.	14,915	2,497,218
Palantir Technologies, Inc. — Class A*	10,645	898,438
Intuit, Inc.	1,323	812,309
QUALCOMM, Inc.	5,236	804,302
Adobe, Inc.*	2,058	789,305
Advanced Micro Devices, Inc.*	7,671	788,119
Texas Instruments, Inc.	4,309	774,327
Applied Materials, Inc.	3,846	558,131
Analog Devices, Inc.	2,348	473,521
Intel Corp.*	20,496	465,464
Micron Technology, Inc.	5,274	458,258
Lam Research Corp.	6,076	441,725
KLA Corp.	629	427,594
Crowdstrike Holdings, Inc. — Class A*	1,107	390,306
AppLovin Corp. — Class A*	1,464	387,916
Fortinet, Inc.*	3,640	350,386
Cadence Design Systems, Inc.*	1,297	329,866
MicroStrategy, Inc. — Class A*	1,125	324,304
Synopsys, Inc.*	732	313,918
Roper Technologies, Inc.	508	299,506
ASML Holding N.V. — Class G	428	283,606
Autodesk, Inc.*	1,018	266,512
Paychex, Inc.	1,704	262,893
Marvell Technology, Inc.	4,096	252,191
Workday, Inc. — Class A*	1,013	236,566
NXP Semiconductor N.V.	1,200	228,072
Cognizant Technology Solutions Corp. — Class A	2,341	179,087
Electronic Arts, Inc.	1,234	178,338
Take-Two Interactive Software, Inc.*	835	173,054
Atlassian Corp. — Class A*	776	164,675
Datadog, Inc. — Class A*	1,502	149,013
Zscaler, Inc.*	726	144,053
ANSYS, Inc.*	415	131,372
Microchip Technology, Inc.	2,546	123,252
GLOBALFOUNDRIES, Inc.*	2,616	96,557
ON Semiconductor Corp.*	1,995	81,177
ARM Holdings plc ADR*,1	620	66,210
MongoDB, Inc.*	352	61,741
Total Technology		32,539,571
Communications - 22.4%
Amazon.com, Inc.*	20,390	3,879,401
Meta Platforms, Inc. — Class A	4,213	2,428,205
Netflix, Inc.*	2,025	1,888,373
Alphabet, Inc. — Class A	11,222	1,735,370
Alphabet, Inc. — Class C	10,576	1,652,288
T-Mobile US, Inc.	5,404	1,441,301
Cisco Systems, Inc.	18,831	1,162,061
Booking Holdings, Inc.	155	714,071
Comcast Corp. — Class A	17,852	658,739
Palo Alto Networks, Inc.*	3,134	534,786
MercadoLibre, Inc.*	240	468,209
PDD Holdings, Inc. ADR*	3,162	374,223
DoorDash, Inc. — Class A*	1,868	341,414
Charter Communications, Inc. — Class A*	672	247,652
Airbnb, Inc. — Class A*	2,049	244,774
Warner Bros Discovery, Inc.*	11,619	124,672
Trade Desk, Inc. — Class A*	2,142	117,210
CDW Corp.	627	100,483
Total Communications		18,113,232
Consumer, Non-cyclical - 9.5%
PepsiCo, Inc.	6,492	973,411
Intuitive Surgical, Inc.*	1,689	836,511
Amgen, Inc.	2,543	792,272
Gilead Sciences, Inc.	5,894	660,423
Vertex Pharmaceuticals, Inc.*	1,215	589,056
Automatic Data Processing, Inc.	1,926	588,451
Mondelez International, Inc. — Class A	6,123	415,446
Cintas Corp.	1,910	392,562
Regeneron Pharmaceuticals, Inc.	509	322,823
PayPal Holdings, Inc.*	4,682	305,500
Monster Beverage Corp.*	4,606	269,543
Keurig Dr Pepper, Inc.	6,422	219,761
AstraZeneca plc ADR	2,757	202,639
Verisk Analytics, Inc. — Class A	664	197,620
Coca-Cola Europacific Partners plc	2,182	189,899
GE HealthCare Technologies, Inc.	2,165	174,737
Kraft Heinz Co.	5,656	172,112
IDEXX Laboratories, Inc.*	385	161,681
Dexcom, Inc.*	1,850	126,337
Biogen, Inc.*	693	94,830
Total Consumer, Non-cyclical		7,685,614
Consumer, Cyclical - 7.5%
Costco Wholesale Corp.	2,101	1,987,084
Tesla, Inc.*	6,993	1,812,306
Starbucks Corp.	5,376	527,332
O'Reilly Automotive, Inc.*	271	388,229
Marriott International, Inc. — Class A	1,305	310,851
Copart, Inc.*	4,573	258,786
PACCAR, Inc.	2,484	241,867
Fastenal Co.	2,715	210,548
Ross Stores, Inc.	1,562	199,608
Lululemon Athletica, Inc.*	550	155,683
Total Consumer, Cyclical		6,092,294
Industrial - 1.6%
Honeywell International, Inc.	3,076	651,343
CSX Corp.	8,968	263,928
Axon Enterprise, Inc.*	363	190,920
Old Dominion Freight Line, Inc.	1,006	166,443
Total Industrial		1,272,634
Basic Materials - 1.3%
Linde plc	2,238	1,042,102
Utilities - 1.2%
Constellation Energy Corp.	1,481	298,614
American Electric Power Company, Inc.	2,524	275,797
Exelon Corp.	4,758	219,249

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 84.3% (continued)
Utilities - 1.2% (continued)
Xcel Energy, Inc.	2,719	$192,478
Total Utilities		986,138
Energy - 0.5%
Diamondback Energy, Inc.	1,370	219,035
Baker Hughes Co.	4,686	205,950
Total Energy		424,985
Financial - 0.2%
CoStar Group, Inc.*	1,941	153,786
Total Common Stocks
(Cost $44,689,906)		68,310,356

	Face Amount
U.S. TREASURY BILLS†† - 15.2%
U.S. Treasury Bills
4.16% due 06/05/25[2,3]	$8,000,000	7,939,406
4.08% due 04/08/25[3,4]	2,639,000	2,636,821
4.20% due 06/12/25[2,3]	1,750,000	1,735,335
Total U.S. Treasury Bills
(Cost $12,311,397)		12,311,562

REPURCHASE AGREEMENTS††,5 - 3.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	1,789,179	1,789,179
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	1,371,205	1,371,205
Total Repurchase Agreements
(Cost $3,160,384)		3,160,384

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	39,600	39,600
Total Securities Lending Collateral
(Cost $39,600)		39,600
Total Investments - 103.4%
(Cost $60,201,287)		$83,821,902
Other Assets & Liabilities, net - (3.4)%		(2,774,191)
Total Net Assets - 100.0%		$81,047,711

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	127	Jun 2025	$49,402,365	$(1,689,501)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.34% (SOFR + 1.00%)	At Maturity	06/26/25	453	$8,724,524	$(288,976)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	852	16,419,603	(543,864)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	988	19,052,601	(997,545)
							$44,196,728	$(1,830,385)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$68,310,356	$—	$—	$68,310,356
U.S. Treasury Bills	—	12,311,562	—	12,311,562
Repurchase Agreements	—	3,160,384	—	3,160,384
Securities Lending Collateral	39,600	—	—	39,600
Total Assets	$68,349,956	$15,471,946	$—	$83,821,902

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,689,501	$—	$—	$1,689,501
Equity Index Swap Agreements**	—	1,830,385	—	1,830,385
Total Liabilities	$1,689,501	$1,830,385	$—	$3,519,886

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 80.0%
Technology - 38.1%
Apple, Inc.	36,069	$8,012,007
Microsoft Corp.	17,849	6,700,336
NVIDIA Corp.	58,585	6,349,442
Broadcom, Inc.	18,614	3,116,542
Palantir Technologies, Inc. — Class A*	13,285	1,121,254
Intuit, Inc.	1,651	1,013,697
QUALCOMM, Inc.	6,533	1,003,534
Adobe, Inc.*	2,569	985,289
Advanced Micro Devices, Inc.*	9,572	983,427
Texas Instruments, Inc.	5,378	966,427
Applied Materials, Inc.	4,799	696,431
Analog Devices, Inc.	2,930	590,893
Intel Corp.*	25,578	580,876
Micron Technology, Inc.	6,582	571,910
Lam Research Corp.	7,583	551,284
KLA Corp.	785	533,643
Crowdstrike Holdings, Inc. — Class A*	1,381	486,913
AppLovin Corp. — Class A*	1,827	484,100
Fortinet, Inc.*	4,542	437,213
Cadence Design Systems, Inc.*	1,619	411,760
MicroStrategy, Inc. — Class A*	1,404	404,731
Synopsys, Inc.*	913	391,540
Roper Technologies, Inc.	634	373,794
ASML Holding N.V. — Class G	534	353,845
Autodesk, Inc.*	1,270	332,486
Paychex, Inc.	2,127	328,154
Marvell Technology, Inc.	5,111	314,684
Workday, Inc. — Class A*	1,264	295,182
NXP Semiconductor N.V.	1,498	284,710
Cognizant Technology Solutions Corp. — Class A	2,922	223,533
Electronic Arts, Inc.	1,540	222,561
Take-Two Interactive Software, Inc.*	1,043	216,162
Atlassian Corp. — Class A*	969	205,631
Datadog, Inc. — Class A*	1,874	185,920
Zscaler, Inc.*	906	179,768
ANSYS, Inc.*	518	163,978
Microchip Technology, Inc.	3,177	153,799
GLOBALFOUNDRIES, Inc.*	3,265	120,511
ON Semiconductor Corp.*	2,489	101,277
ARM Holdings plc ADR*,1	773	82,549
MongoDB, Inc.*	440	77,176
Total Technology		40,608,969
Communications - 21.2%
Amazon.com, Inc.*	25,446	4,841,356
Meta Platforms, Inc. — Class A	5,258	3,030,501
Netflix, Inc.*	2,527	2,356,503
Alphabet, Inc. — Class A	14,005	2,165,733
Alphabet, Inc. — Class C	13,199	2,062,080
T-Mobile US, Inc.	6,744	1,798,692
Cisco Systems, Inc.	23,501	1,450,247
Booking Holdings, Inc.	194	893,741
Comcast Corp. — Class A	22,279	822,095
Palo Alto Networks, Inc.*	3,911	667,373
MercadoLibre, Inc.*	299	583,310
PDD Holdings, Inc. ADR*	3,946	467,009
DoorDash, Inc. — Class A*	2,330	425,854
Charter Communications, Inc. — Class A*	839	309,196
Airbnb, Inc. — Class A*	2,557	305,459
Warner Bros Discovery, Inc.*	14,501	155,596
Trade Desk, Inc. — Class A*	2,673	146,267
CDW Corp.	783	125,484
Total Communications		22,606,496
Consumer, Non-cyclical - 9.0%
PepsiCo, Inc.	8,102	1,214,814
Intuitive Surgical, Inc.*	2,107	1,043,534
Amgen, Inc.	3,173	988,548
Gilead Sciences, Inc.	7,356	824,240
Vertex Pharmaceuticals, Inc.*	1,517	735,472
Automatic Data Processing, Inc.	2,403	734,189
Mondelez International, Inc. — Class A	7,641	518,442
Cintas Corp.	2,384	489,983
Regeneron Pharmaceuticals, Inc.	635	402,736
PayPal Holdings, Inc.*	5,844	381,321
Monster Beverage Corp.*	5,749	336,431
Keurig Dr Pepper, Inc.	8,015	274,273
AstraZeneca plc ADR	3,440	252,840
Verisk Analytics, Inc. — Class A	829	246,727
Coca-Cola Europacific Partners plc	2,723	236,983
GE HealthCare Technologies, Inc.	2,701	217,998
Kraft Heinz Co.	7,059	214,805
IDEXX Laboratories, Inc.*	480	201,576
Dexcom, Inc.*	2,308	157,613
Biogen, Inc.*	865	118,367
Total Consumer, Non-cyclical		9,590,892
Consumer, Cyclical - 7.1%
Costco Wholesale Corp.	2,622	2,479,835
Tesla, Inc.*	8,727	2,261,689
Starbucks Corp.	6,710	658,184
O'Reilly Automotive, Inc.*	338	484,212
Marriott International, Inc. — Class A	1,629	388,028
Copart, Inc.*	5,707	322,959
PACCAR, Inc.	3,100	301,847
Fastenal Co.	3,387	262,662
Ross Stores, Inc.	1,949	249,063
Lululemon Athletica, Inc.*	687	194,462
Total Consumer, Cyclical		7,602,941
Industrial - 1.5%
Honeywell International, Inc.	3,839	812,908
CSX Corp.	11,192	329,381
Axon Enterprise, Inc.*	453	238,256
Old Dominion Freight Line, Inc.	1,256	207,805
Total Industrial		1,588,350
Basic Materials - 1.2%
Linde plc	2,794	1,300,998
Utilities - 1.2%
Constellation Energy Corp.	1,848	372,612
American Electric Power Company, Inc.	3,150	344,201
Exelon Corp.	5,938	273,623

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 80.0% (continued)
Utilities - 1.2% (continued)
Xcel Energy, Inc.	3,394	$240,261
Total Utilities		1,230,697
Energy - 0.5%
Diamondback Energy, Inc.	1,710	273,395
Baker Hughes Co.	5,849	257,064
Total Energy		530,459
Financial - 0.2%
CoStar Group, Inc.*	2,423	191,974
Total Common Stocks
(Cost $36,587,818)		85,251,776
MUTUAL FUNDS† - 16.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	909,569	9,122,973
Guggenheim Strategy Fund II2	347,696	8,643,728
Total Mutual Funds
(Cost $17,605,877)		17,766,701

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
4.08% due 04/08/25[3,4]	$505,000	504,583
4.20% due 06/12/25[4,5]	300,000	297,486
U.S. Treasury Bills
4.19% due 06/12/25[4]	250,000	247,905
Total U.S. Treasury Bills
(Cost $1,049,974)		1,049,974

REPURCHASE AGREEMENTS††,6 - 5.1%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[5]	3,091,016	3,091,016
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[5]	2,368,917	2,368,917
Total Repurchase Agreements
(Cost $5,459,933)		5,459,933

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	63,030	63,030
Total Securities Lending Collateral
(Cost $63,030)		63,030
Total Investments - 102.9%
(Cost $60,766,632)		$109,591,414
Other Assets & Liabilities, net - (2.9)%		(3,105,034)
Total Net Assets - 100.0%		$106,486,380

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	13	Jun 2025	$5,056,935	$(122,584)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.34% (SOFR + 1.00%)	At Maturity	06/26/25	140	$2,694,258	$(89,234)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	153	2,954,546	(97,847)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	550	10,596,398	(361,674)
							$16,245,202	$(548,755)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$85,251,776	$—	$—	$85,251,776
Mutual Funds	17,766,701	—	—	17,766,701
U.S. Treasury Bills	—	1,049,974	—	1,049,974
Repurchase Agreements	—	5,459,933	—	5,459,933
Securities Lending Collateral	63,030	—	—	63,030
Total Assets	$103,081,507	$6,509,907	$—	$109,591,414

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$122,584	$—	$—	$122,584
Equity Index Swap Agreements**	—	548,755	—	548,755
Total Liabilities	$122,584	$548,755	$—	$671,339

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,640,252	$–	$–	$–	$3,476	$8,643,728	347,696	$115,151
Guggenheim Ultra Short Duration Fund — Institutional Class	9,104,781	–	–	–	18,192	9,122,973	909,569	101,308
	$17,745,033	$–	$–	$–	$21,668	$17,766,701		$216,459

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 76.5%
Technology - 21.9%
Apple, Inc.	8,224	$1,826,797
Microsoft Corp.	4,070	1,527,837
NVIDIA Corp.	13,408	1,453,159
Broadcom, Inc.	2,566	429,625
Salesforce, Inc.	524	140,621
International Business Machines Corp.	506	125,822
Oracle Corp.	888	124,151
Accenture plc — Class A	342	106,718
Palantir Technologies, Inc. — Class A*	1,122	94,697
Intuit, Inc.	153	93,940
QUALCOMM, Inc.	606	93,088
Adobe, Inc.*	238	91,280
Advanced Micro Devices, Inc.*	887	91,130
ServiceNow, Inc.*	113	89,964
Texas Instruments, Inc.	498	89,491
Fiserv, Inc.*	311	68,678
Applied Materials, Inc.	445	64,578
Analog Devices, Inc.	272	54,854
Intel Corp.*	2,371	53,846
Micron Technology, Inc.	610	53,003
Lam Research Corp.	703	51,108
KLA Corp.	73	49,625
Crowdstrike Holdings, Inc. — Class A*	135	47,598
Cadence Design Systems, Inc.*	150	38,150
Synopsys, Inc.*	85	36,452
Roper Technologies, Inc.	59	34,785
Fortinet, Inc.*	348	33,498
Autodesk, Inc.*	118	30,892
Workday, Inc. — Class A*	117	27,323
Paychex, Inc.	175	26,999
NXP Semiconductor N.V.	139	26,418
MSCI, Inc. — Class A	43	24,317
Fair Isaac Corp.*	13	23,974
Fidelity National Information Services, Inc.	290	21,657
Cognizant Technology Solutions Corp. — Class A	271	20,732
Electronic Arts, Inc.	130	18,788
Take-Two Interactive Software, Inc.*	90	18,653
Gartner, Inc.*	42	17,629
Dell Technologies, Inc. — Class C	171	15,587
Broadridge Financial Solutions, Inc.	64	15,517
ANSYS, Inc.*	48	15,195
Monolithic Power Systems, Inc.	26	15,080
Microchip Technology, Inc.	294	14,233
HP, Inc.	513	14,205
Tyler Technologies, Inc.*	23	13,372
Hewlett Packard Enterprise Co.	719	11,094
PTC, Inc.*	66	10,227
Seagate Technology Holdings plc	116	9,854
NetApp, Inc.	111	9,750
Leidos Holdings, Inc.	72	9,716
Super Micro Computer, Inc.*,1	276	9,450
ON Semiconductor Corp.*	231	9,399
Zebra Technologies Corp. — Class A*	28	7,912
Western Digital Corp.*	190	7,682
Teradyne, Inc.	89	7,351
Jack Henry & Associates, Inc.	40	7,304
Akamai Technologies, Inc.*	82	6,601
Skyworks Solutions, Inc.	88	5,688
Paycom Software, Inc.	26	5,680
EPAM Systems, Inc.*	31	5,234
Dayforce, Inc.*	87	5,075
Total Technology		7,453,083
Consumer, Non-cyclical - 12.9%
Eli Lilly & Co.	431	355,967
UnitedHealth Group, Inc.	504	263,970
Procter & Gamble Co.	1,284	218,819
Johnson & Johnson	1,318	218,577
AbbVie, Inc.	967	202,606
Coca-Cola Co.	2,120	151,834
Philip Morris International, Inc.	851	135,079
Abbott Laboratories	950	126,017
Merck & Company, Inc.	1,385	124,318
PepsiCo, Inc.	751	112,605
Thermo Fisher Scientific, Inc.	209	103,998
Intuitive Surgical, Inc.*	195	96,578
Amgen, Inc.	294	91,596
S&P Global, Inc.	172	87,393
Boston Scientific Corp.*	807	81,410
Pfizer, Inc.	3,103	78,630
Gilead Sciences, Inc.	682	76,418
Danaher Corp.	350	71,750
Stryker Corp.	188	69,983
Vertex Pharmaceuticals, Inc.*	141	68,360
Automatic Data Processing, Inc.	223	68,133
Bristol-Myers Squibb Co.	1,111	67,760
Medtronic plc	702	63,082
Altria Group, Inc.	928	55,698
Elevance Health, Inc.	127	55,240
Cigna Group	150	49,350
Mondelez International, Inc. — Class A	708	48,038
CVS Health Corp.	690	46,748
McKesson Corp.	69	46,436
Colgate-Palmolive Co.	444	41,603
Zoetis, Inc.	245	40,339
Moody's Corp.	85	39,584
Cintas Corp.	188	38,640
Regeneron Pharmaceuticals, Inc.	58	36,785
Becton Dickinson & Co.	157	35,962
PayPal Holdings, Inc.*	542	35,365
HCA Healthcare, Inc.	98	33,864
Cencora, Inc. — Class A	94	26,141
Kimberly-Clark Corp.	182	25,884
Kenvue, Inc.	1,050	25,179
Kroger Co.	364	24,639
Corteva, Inc.	375	23,599
Edwards Lifesciences Corp.*	323	23,411
Verisk Analytics, Inc. — Class A	77	22,917
United Rentals, Inc.	36	22,561
Monster Beverage Corp.*	383	22,413
Keurig Dr Pepper, Inc.	654	22,380

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 76.5% (continued)
Consumer, Non-cyclical - 12.9% (continued)
Quanta Services, Inc.	81	$20,589
GE HealthCare Technologies, Inc.	250	20,177
Sysco Corp.	268	20,111
IDEXX Laboratories, Inc.*	45	18,898
Agilent Technologies, Inc.	156	18,249
Cardinal Health, Inc.	132	18,186
General Mills, Inc.	302	18,057
ResMed, Inc.	80	17,908
Humana, Inc.	66	17,464
Equifax, Inc.	68	16,562
Centene Corp.*	272	16,513
IQVIA Holdings, Inc.*	92	16,220
Constellation Brands, Inc. — Class A	85	15,599
Church & Dwight Company, Inc.	135	14,862
Dexcom, Inc.*	214	14,614
Kraft Heinz Co.	478	14,546
Hershey Co.	81	13,853
Global Payments, Inc.	136	13,317
Corpay, Inc.*	38	13,251
Archer-Daniels-Midland Co.	262	12,579
Zimmer Biomet Holdings, Inc.	109	12,337
STERIS plc	54	12,239
Waters Corp.*	33	12,163
Kellanova	147	12,126
McCormick & Company, Inc.	138	11,359
Biogen, Inc.*	80	10,947
Labcorp Holdings, Inc.	46	10,706
Quest Diagnostics, Inc.	61	10,321
Tyson Foods, Inc. — Class A	157	10,018
Insulet Corp.*	38	9,979
Molina Healthcare, Inc.*	30	9,882
Clorox Co.	67	9,866
Baxter International, Inc.	280	9,584
Cooper Companies, Inc.*	109	9,194
West Pharmaceutical Services, Inc.	40	8,955
Estee Lauder Companies, Inc. — Class A	128	8,448
Rollins, Inc.	154	8,321
Avery Dennison Corp.	44	7,830
Hologic, Inc.*	123	7,598
Revvity, Inc.	67	7,089
Conagra Brands, Inc.	261	6,961
J M Smucker Co.	58	6,868
Align Technology, Inc.*	38	6,037
Universal Health Services, Inc. — Class B	32	6,013
Solventum Corp.*	76	5,779
Molson Coors Beverage Co. — Class B	94	5,722
Viatris, Inc.	653	5,688
Bunge Global S.A.	73	5,579
Incyte Corp.*	88	5,328
Moderna, Inc.*	185	5,245
Bio-Techne Corp.	87	5,101
Hormel Foods Corp.	159	4,919
Henry Schein, Inc.*	68	4,657
MarketAxess Holdings, Inc.	21	4,543
The Campbell's Co.	108	4,311
Charles River Laboratories International, Inc.*	28	4,214
Lamb Weston Holdings, Inc.	78	4,157
DaVita, Inc.*	24	3,671
Brown-Forman Corp. — Class B	100	3,394
Total Consumer, Non-cyclical		4,406,363
Financial - 12.0%
Berkshire Hathaway, Inc. — Class B*	1,004	534,710
JPMorgan Chase & Co.	1,531	375,554
Visa, Inc. — Class A	944	330,834
Mastercard, Inc. — Class A	446	244,462
Bank of America Corp.	3,625	151,271
Wells Fargo & Co.	1,801	129,294
Goldman Sachs Group, Inc.	171	93,416
Progressive Corp.	321	90,846
American Express Co.	304	81,791
Morgan Stanley	677	78,986
Blackrock, Inc.	80	75,718
Charles Schwab Corp.	933	73,035
Citigroup, Inc.	1,028	72,978
Marsh & McLennan Companies, Inc.	269	65,644
Chubb Ltd.	204	61,606
Prologis, Inc. REIT	507	56,678
Blackstone, Inc. — Class A	401	56,052
American Tower Corp. — Class A REIT	256	55,706
Intercontinental Exchange, Inc.	315	54,338
CME Group, Inc. — Class A	197	52,262
Welltower, Inc. REIT	334	51,172
Arthur J Gallagher & Co.	139	47,988
Aon plc — Class A	118	47,093
Equinix, Inc. REIT	53	43,214
KKR & Company, Inc. — Class A	370	42,775
PNC Financial Services Group, Inc.	217	38,142
Capital One Financial Corp.	209	37,474
U.S. Bancorp	854	36,056
Apollo Global Management, Inc.	245	33,550
Bank of New York Mellon Corp.	393	32,961
Travelers Companies, Inc.	124	32,793
Aflac, Inc.	271	30,132
Allstate Corp.	145	30,025
Truist Financial Corp.	720	29,628
American International Group, Inc.	325	28,256
Simon Property Group, Inc. REIT	168	27,901
Realty Income Corp. REIT	479	27,787
Public Storage REIT	86	25,739
Ameriprise Financial, Inc.	53	25,658
MetLife, Inc.	317	25,452
Crown Castle, Inc. REIT	238	24,807
Digital Realty Trust, Inc. REIT	173	24,789
Discover Financial Services	137	23,386
Prudential Financial, Inc.	194	21,666
CBRE Group, Inc. — Class A*	162	21,187
Arch Capital Group Ltd.	205	19,717
Hartford Insurance Group, Inc.	157	19,426
VICI Properties, Inc. REIT	577	18,822
Willis Towers Watson plc	55	18,587

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 76.5% (continued)
Financial - 12.0% (continued)
CoStar Group, Inc.*	231	$18,302
Extra Space Storage, Inc. REIT	116	17,225
Nasdaq, Inc.	227	17,220
AvalonBay Communities, Inc. REIT	78	16,740
Ventas, Inc. REIT	239	16,434
M&T Bank Corp.	91	16,266
Brown & Brown, Inc.	130	16,172
Fifth Third Bancorp	367	14,386
State Street Corp.	158	14,146
Raymond James Financial, Inc.	101	14,030
Iron Mountain, Inc. REIT	161	13,852
Equity Residential REIT	187	13,386
SBA Communications Corp. REIT	59	12,981
Cboe Global Markets, Inc.	57	12,899
Cincinnati Financial Corp.	86	12,704
Huntington Bancshares, Inc.	796	11,948
W R Berkley Corp.	164	11,670
Weyerhaeuser Co. REIT	397	11,624
Synchrony Financial	213	11,276
T. Rowe Price Group, Inc.	122	11,208
Invitation Homes, Inc. REIT	312	10,873
Regions Financial Corp.	498	10,821
Essex Property Trust, Inc. REIT	35	10,730
Mid-America Apartment Communities, Inc. REIT	64	10,725
Northern Trust Corp.	107	10,556
Citizens Financial Group, Inc.	239	9,792
Principal Financial Group, Inc.	115	9,703
Loews Corp.	97	8,915
Everest Group Ltd.	24	8,720
KeyCorp	545	8,714
Kimco Realty Corp. REIT	372	7,901
Alexandria Real Estate Equities, Inc. REIT	84	7,771
Healthpeak Properties, Inc. REIT	383	7,744
UDR, Inc. REIT	165	7,453
Camden Property Trust REIT	58	7,093
Regency Centers Corp. REIT	89	6,565
Globe Life, Inc.	46	6,059
Assurant, Inc.	28	5,873
Erie Indemnity Co. — Class A	14	5,867
Host Hotels & Resorts, Inc. REIT	383	5,442
BXP, Inc. REIT	80	5,375
Federal Realty Investment Trust REIT	42	4,108
Invesco Ltd.	245	3,717
Franklin Resources, Inc.	170	3,272
Total Financial		4,089,622
Communications - 11.6%
Amazon.com, Inc.*	5,164	982,503
Meta Platforms, Inc. — Class A	1,199	691,056
Alphabet, Inc. — Class A	3,194	493,920
Alphabet, Inc. — Class C	2,588	404,323
Netflix, Inc.*	234	218,212
Cisco Systems, Inc.	2,181	134,589
AT&T, Inc.	3,930	111,140
Verizon Communications, Inc.	2,305	104,555
Walt Disney Co.	990	97,713
Uber Technologies, Inc.*	1,144	83,352
Booking Holdings, Inc.	18	82,924
Comcast Corp. — Class A	2,065	76,199
T-Mobile US, Inc.	263	70,145
Palo Alto Networks, Inc.*	362	61,772
Arista Networks, Inc.*	566	43,854
Motorola Solutions, Inc.	91	39,841
DoorDash, Inc. — Class A*	185	33,812
Airbnb, Inc. — Class A*	237	28,312
Charter Communications, Inc. — Class A*	53	19,532
Corning, Inc.	422	19,319
eBay, Inc.	262	17,745
GoDaddy, Inc. — Class A*	77	13,871
Warner Bros Discovery, Inc.*	1,222	13,112
CDW Corp.	73	11,699
Expedia Group, Inc.	68	11,431
VeriSign, Inc.*	45	11,424
FactSet Research Systems, Inc.	21	9,547
Omnicom Group, Inc.	108	8,954
F5, Inc.*	32	8,521
Gen Digital, Inc.	297	7,882
Fox Corp. — Class A	119	6,735
Juniper Networks, Inc.	181	6,550
News Corp. — Class A	207	5,635
Interpublic Group of Companies, Inc.	204	5,541
Match Group, Inc.	137	4,274
Paramount Global — Class B	326	3,899
Fox Corp. — Class B	72	3,795
News Corp. — Class B	61	1,853
Total Communications		3,949,541
Consumer, Cyclical - 6.4%
Tesla, Inc.*	1,532	397,033
Costco Wholesale Corp.	243	229,824
Walmart, Inc.	2,375	208,501
Home Depot, Inc.	544	199,371
McDonald's Corp.	392	122,449
TJX Companies, Inc.	615	74,907
Lowe's Companies, Inc.	309	72,068
Starbucks Corp.	622	61,012
O'Reilly Automotive, Inc.*	31	44,410
NIKE, Inc. — Class B	647	41,072
Chipotle Mexican Grill, Inc. — Class A*	742	37,256
AutoZone, Inc.*	9	34,315
Hilton Worldwide Holdings, Inc.	132	30,037
Marriott International, Inc. — Class A	125	29,775
PACCAR, Inc.	287	27,945
Royal Caribbean Cruises Ltd.	136	27,940
Copart, Inc.*	480	27,163
Target Corp.	251	26,194
General Motors Co.	545	25,632
Fastenal Co.	314	24,351
Yum! Brands, Inc.	153	24,076
WW Grainger, Inc.	24	23,708
Cummins, Inc.	75	23,508
Ross Stores, Inc.	181	23,130
Ford Motor Co.	2,131	21,374
DR Horton, Inc.	155	19,705
Lululemon Athletica, Inc.*	61	17,267

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 76.5% (continued)
Consumer, Cyclical - 6.4% (continued)
Tractor Supply Co.	292	$16,089
Delta Air Lines, Inc.	351	15,304
Lennar Corp. — Class A	128	14,692
NVR, Inc.*	2	14,489
Darden Restaurants, Inc.	64	13,297
United Airlines Holdings, Inc.*	180	12,429
PulteGroup, Inc.	111	11,411
Live Nation Entertainment, Inc.*	86	11,230
Carnival Corp.*	574	11,210
Southwest Airlines Co.	324	10,880
Williams-Sonoma, Inc.	67	10,593
Dollar General Corp.	120	10,552
Deckers Outdoor Corp.*	83	9,280
Ulta Beauty, Inc.*	25	9,163
Genuine Parts Co.	76	9,055
Domino's Pizza, Inc.	19	8,729
Dollar Tree, Inc.*	111	8,333
Tapestry, Inc.	113	7,956
Best Buy Company, Inc.	107	7,876
Aptiv plc*	126	7,497
Las Vegas Sands Corp.	188	7,262
Pool Corp.	21	6,685
CarMax, Inc.*	84	6,545
LKQ Corp.	142	6,041
TKO Group Holdings, Inc.	36	5,501
Ralph Lauren Corp. — Class A	22	4,856
Norwegian Cruise Line Holdings Ltd.*	241	4,569
Hasbro, Inc.	72	4,427
Walgreens Boots Alliance, Inc.*	393	4,390
Wynn Resorts Ltd.	49	4,092
MGM Resorts International*	122	3,616
Caesars Entertainment, Inc.*	116	2,900
Total Consumer, Cyclical		2,174,972
Industrial - 5.6%
General Electric Co.	588	117,688
RTX Corp.	729	96,563
Caterpillar, Inc.	262	86,408
Union Pacific Corp.	331	78,196
Honeywell International, Inc.	356	75,383
Boeing Co.*	411	70,096
Deere & Co.	139	65,240
Eaton Corporation plc	216	58,715
Lockheed Martin Corp.	115	51,372
Waste Management, Inc.	200	46,302
GE Vernova, Inc.	151	46,097
United Parcel Service, Inc. — Class B	400	43,996
3M Co.	297	43,617
Amphenol Corp. — Class A	663	43,486
TransDigm Group, Inc.	31	42,882
Parker-Hannifin Corp.	70	42,550
Trane Technologies plc	123	41,441
Northrop Grumman Corp.	74	37,889
General Dynamics Corp.	139	37,889
Illinois Tool Works, Inc.	146	36,210
Emerson Electric Co.	309	33,879
CSX Corp.	1,056	31,078
FedEx Corp.	121	29,497
Norfolk Southern Corp.	124	29,370
Johnson Controls International plc	361	28,920
Howmet Aerospace, Inc.	222	28,800
Carrier Global Corp.	442	28,023
Republic Services, Inc. — Class A	111	26,880
TE Connectivity plc	163	23,035
Otis Worldwide Corp.	217	22,394
AMETEK, Inc.	127	21,862
L3Harris Technologies, Inc.	103	21,559
Axon Enterprise, Inc.*	40	21,038
Garmin Ltd.	84	18,239
Ingersoll Rand, Inc.	221	17,687
Westinghouse Air Brake Technologies Corp.	94	17,047
Old Dominion Freight Line, Inc.	103	17,041
Vulcan Materials Co.	72	16,797
Rockwell Automation, Inc.	62	16,019
Xylem, Inc.	133	15,888
Martin Marietta Materials, Inc.	33	15,778
Keysight Technologies, Inc.*	95	14,228
Fortive Corp.	187	13,685
Dover Corp.	75	13,176
Veralto Corp.	135	13,156
Mettler-Toledo International, Inc.*	11	12,990
Teledyne Technologies, Inc.*	26	12,940
Smurfit WestRock plc	271	12,211
Lennox International, Inc.	18	10,095
Snap-on, Inc.	29	9,773
Packaging Corporation of America	49	9,703
Hubbell, Inc.	29	9,596
Expeditors International of Washington, Inc.	77	9,259
Trimble, Inc.*	135	8,863
Ball Corp.	163	8,487
Jabil, Inc.	60	8,164
Jacobs Solutions, Inc.	67	8,100
Masco Corp.	116	8,067
Pentair plc	90	7,873
Builders FirstSource, Inc.*	63	7,871
Amcor plc	791	7,673
IDEX Corp.	41	7,420
Textron, Inc.	100	7,225
CH Robinson Worldwide, Inc.	65	6,656
Stanley Black & Decker, Inc.	84	6,458
J.B. Hunt Transport Services, Inc.	43	6,362
Allegion plc	48	6,262
Nordson Corp.	30	6,052
Huntington Ingalls Industries, Inc.	21	4,285
A O Smith Corp.	65	4,248
Generac Holdings, Inc.*	33	4,179
Mohawk Industries, Inc.*	29	3,311
Total Industrial		1,911,219
Energy - 2.8%
Exxon Mobil Corp.	2,383	283,410
Chevron Corp.	915	153,070
ConocoPhillips	699	73,409

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 76.5% (continued)
Energy - 2.8% (continued)
Williams Companies, Inc.	667	$39,860
EOG Resources, Inc.	308	39,498
ONEOK, Inc.	340	33,735
Schlumberger N.V.	767	32,060
Kinder Morgan, Inc.	1,058	30,185
Phillips 66	226	27,907
Marathon Petroleum Corp.	173	25,204
Hess Corp.	151	24,119
Targa Resources Corp.	119	23,856
Baker Hughes Co.	542	23,821
Valero Energy Corp.	173	22,848
Occidental Petroleum Corp.	370	18,263
Equities Corp.	327	17,472
Diamondback Energy, Inc.	102	16,308
Devon Energy Corp.	360	13,464
Texas Pacific Land Corp.	10	13,250
Expand Energy Corp.	114	12,690
Halliburton Co.	475	12,051
Coterra Energy, Inc. — Class A	403	11,647
First Solar, Inc.*	59	7,459
Enphase Energy, Inc.*	73	4,530
APA Corp.	203	4,267
Total Energy		964,383
Utilities - 2.0%
NextEra Energy, Inc.	1,126	79,822
Southern Co.	600	55,170
Duke Energy Corp.	425	51,837
Constellation Energy Corp.	171	34,479
American Electric Power Company, Inc.	292	31,907
Dominion Energy, Inc.	460	25,792
Exelon Corp.	550	25,344
Sempra	347	24,762
Public Service Enterprise Group, Inc.	273	22,468
Xcel Energy, Inc.	314	22,228
Vistra Corp.	186	21,844
Consolidated Edison, Inc.	190	21,012
PG&E Corp.	1,201	20,633
Entergy Corp.	235	20,090
WEC Energy Group, Inc.	174	18,963
American Water Works Company, Inc.	107	15,785
DTE Energy Co.	113	15,625
Ameren Corp.	148	14,859
PPL Corp.	404	14,588
Atmos Energy Corp.	87	13,448
CenterPoint Energy, Inc.	357	12,934
Edison International	212	12,491
Eversource Energy	201	12,484
CMS Energy Corp.	164	12,318
FirstEnergy Corp.	281	11,358
NRG Energy, Inc.	111	10,596
NiSource, Inc.	257	10,303
Alliant Energy Corp.	140	9,009
Evergy, Inc.	126	8,688
Pinnacle West Capital Corp.	62	5,906
AES Corp.	389	4,831
Total Utilities		661,574
Basic Materials - 1.3%
Linde plc	261	121,532
Sherwin-Williams Co.	127	44,347
Air Products and Chemicals, Inc.	122	35,980
Ecolab, Inc.	138	34,986
Newmont Corp.	623	30,079
Freeport-McMoRan, Inc.	787	29,796
DuPont de Nemours, Inc.	229	17,102
Nucor Corp.	129	15,524
International Paper Co.	289	15,418
PPG Industries, Inc.	127	13,888
Dow, Inc.	385	13,444
International Flavors & Fragrances, Inc.	140	10,865
LyondellBasell Industries N.V. — Class A	142	9,997
Steel Dynamics, Inc.	78	9,756
CF Industries Holdings, Inc.	95	7,424
Eastman Chemical Co.	63	5,551
Mosaic Co.	174	4,700
Albemarle Corp.	64	4,609
Total Basic Materials		424,998
Total Common Stocks
(Cost $16,359,206)		26,035,755
MUTUAL FUNDS† - 11.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	202,415	2,030,222
Guggenheim Strategy Fund II2	78,932	1,962,238
Total Mutual Funds
(Cost $3,941,469)		3,992,460

	Face Amount
U.S. TREASURY BILLS†† - 4.4%
U.S. Treasury Bills
4.20% due 06/12/25[3,4]	$950,000	942,039
4.08% due 04/08/25[4,5]	552,000	551,544
Total U.S. Treasury Bills
(Cost $1,493,573)		1,493,583

REPURCHASE AGREEMENTS††,6 - 8.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	1,548,852	1,548,852
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	1,187,022	1,187,022
Total Repurchase Agreements
(Cost $2,735,874)		2,735,874

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	$7,245	$7,245
Total Securities Lending Collateral
(Cost $7,245)		7,245
Total Investments - 100.6%
(Cost $24,537,367)		$34,264,917
Other Assets & Liabilities, net - (0.6)%		(204,190)
Total Net Assets - 100.0%		$34,060,727

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	36	Jun 2025	$10,181,250	$(64,677)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	605	$3,394,875	$(48,192)
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	06/26/25	582	3,267,173	(58,420)
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	1,487	8,347,299	(211,429)
							$15,009,347	$(318,041)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,035,755	$—	$—	$26,035,755
Mutual Funds	3,992,460	—	—	3,992,460
U.S. Treasury Bills	—	1,493,583	—	1,493,583
Repurchase Agreements	—	2,735,874	—	2,735,874
Securities Lending Collateral	7,245	—	—	7,245
Total Assets	$30,035,460	$4,229,457	$—	$34,264,917

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$64,677	$—	$—	$64,677
Equity Index Swap Agreements**	—	318,041	—	318,041
Total Liabilities	$64,677	$318,041	$—	$382,718

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,961,449	$–	$–	$–	$789	$1,962,238	78,932	$26,141
Guggenheim Ultra Short Duration Fund — Institutional Class	2,026,173	–	–	–	4,049	2,030,222	202,415	22,545
	$3,987,622	$–	$–	$–	$4,838	$3,992,460		$48,686

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.1%
Mining - 99.1%
Agnico Eagle Mines Ltd.	17,663	$1,914,846
Newmont Corp.	38,517	1,859,601
Freeport-McMoRan, Inc.	47,680	1,805,165
Wheaton Precious Metals Corp.	19,570	1,519,219
Barrick Gold Corp.	74,872	1,455,512
Anglogold Ashanti plc	28,124	1,043,963
Kinross Gold Corp.	79,027	996,531
Gold Fields Ltd. ADR	44,149	975,251
Franco-Nevada Corp.	6,001	945,518
Alamos Gold, Inc. — Class A	32,318	864,183
Pan American Silver Corp.	29,421	759,944
Royal Gold, Inc.	4,123	674,152
Harmony Gold Mining Company Ltd. ADR	41,532	613,428
Osisko Gold Royalties Ltd.	24,161	510,280
Eldorado Gold Corp.*	28,796	484,349
IAMGOLD Corp.*	76,893	480,581
Coeur Mining, Inc.*	78,221	463,067
First Majestic Silver Corp.	66,636	445,795
Hecla Mining Co.	79,639	442,793
Equinox Gold Corp.*	62,106	427,289
Sandstorm Gold Ltd.	53,569	404,446
Sibanye Stillwater Ltd. ADR*	83,174	380,937
Fortuna Mining Corp.*	59,551	363,261
B2Gold Corp.	122,634	349,507
New Gold, Inc.*	93,257	345,983
SSR Mining, Inc.*	33,830	339,315
Centerra Gold, Inc.	47,509	301,682
MAG Silver Corp.	18,706	285,828
Seabridge Gold, Inc.*	21,903	255,608
Endeavour Silver Corp.*	59,256	253,023
Silvercorp Metals, Inc.	56,263	217,738
Novagold Resources, Inc.*	58,147	169,789
McEwen Mining, Inc.*	18,986	143,344
Perpetua Resources Corp.*	10,790	115,345
Total Mining		22,607,273
Total Common Stocks
(Cost $8,825,214)		22,607,273

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$107,032	107,032
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	82,028	82,028
Total Repurchase Agreements
(Cost $189,060)		189,060
Total Investments - 99.9%
(Cost $9,014,274)		$22,796,333
Other Assets & Liabilities, net - 0.1%		16,404
Total Net Assets - 100.0%		$22,812,737

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,607,273	$—	$—	$22,607,273
Repurchase Agreements	—	189,060	—	189,060
Total Assets	$22,607,273	$189,060	$—	$22,796,333

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 98.7%
REITs - 90.1%
REITs-Diversified - 21.8%
American Tower Corp. — Class A	612	$133,171
Equinix, Inc.	139	113,334
Crown Castle, Inc.	871	90,784
Digital Realty Trust, Inc.	617	88,410
VICI Properties, Inc.	2,308	75,287
SBA Communications Corp.	288	63,363
Weyerhaeuser Co.	2,022	59,204
Gaming and Leisure Properties, Inc.	933	47,490
WP Carey, Inc.	750	47,333
Lamar Advertising Co. — Class A	387	44,033
EPR Properties	489	25,726
PotlatchDeltic Corp.	533	24,049
Broadstone Net Lease, Inc.	1,332	22,697
Outfront Media, Inc.	1,240	20,014
Uniti Group, Inc.*	2,962	14,928
Total REITs-Diversified		869,823
REITs-Health Care - 12.0%
Welltower, Inc.	853	130,688
Ventas, Inc.	1,037	71,304
Alexandria Real Estate Equities, Inc.	535	49,493
Healthpeak Properties, Inc.	2,375	48,022
Omega Healthcare Investors, Inc.	1,118	42,573
Healthcare Realty Trust, Inc.	1,848	31,231
CareTrust REIT, Inc.	1,044	29,838
American Healthcare REIT, Inc.	945	28,633
Sabra Health Care REIT, Inc.	1,504	26,275
Medical Properties Trust, Inc.[1]	3,577	21,569
Total REITs-Health Care		479,626
REITs-Apartments - 11.7%
AvalonBay Communities, Inc.	333	71,468
Equity Residential	937	67,070
Invitation Homes, Inc.	1,688	58,827
Mid-America Apartment Communities, Inc.	346	57,983
UDR, Inc.	1,126	50,861
Camden Property Trust	385	47,085
American Homes 4 Rent — Class A	1,224	46,279
Essex Property Trust, Inc.	129	39,548
Independence Realty Trust, Inc.	1,358	28,830
Total REITs-Apartments		467,951
REITs-Warehouse/Industries - 9.6%
Prologis, Inc.	1,173	131,130
EastGroup Properties, Inc.	217	38,225
Rexford Industrial Realty, Inc.	971	38,015
First Industrial Realty Trust, Inc.	626	33,779
STAG Industrial, Inc.	930	33,592
Americold Realty Trust, Inc.	1,482	31,804
Terreno Realty Corp.	492	31,104
Lineage, Inc.	412	24,156
LXP Industrial Trust	2,290	19,808
Total REITs-Warehouse/Industries		381,613
REITs-Storage - 7.4%
Public Storage	299	89,488
Extra Space Storage, Inc.	487	72,315
Iron Mountain, Inc.	753	64,788
CubeSmart	940	40,147
National Storage Affiliates Trust	730	28,762
Total REITs-Storage		295,500
REITs-Shopping Centers - 7.0%
Kimco Realty Corp.	2,299	48,831
Regency Centers Corp.	654	48,239
Federal Realty Investment Trust	383	37,465
Brixmor Property Group, Inc.	1,393	36,984
Phillips Edison & Company, Inc.	814	29,703
Kite Realty Group Trust	1,288	28,813
Urban Edge Properties	1,057	20,083
Acadia Realty Trust	958	20,070
SITE Centers Corp.	790	10,144
Total REITs-Shopping Centers		280,332
REITs-Office Property - 5.6%
BXP, Inc.	610	40,986
Vornado Realty Trust	902	33,365
Cousins Properties, Inc.	987	29,116
SL Green Realty Corp.	462	26,657
Kilroy Realty Corp.	771	25,258
Highwoods Properties, Inc.	787	23,327
COPT Defense Properties	829	22,607
Douglas Emmett, Inc.	1,317	21,072
Equity Commonwealth*	1,818	2,927
Total REITs-Office Property		225,315
REITs-Single Tenant - 5.0%
Realty Income Corp.	1,613	93,570
Agree Realty Corp.	478	36,897
NNN REIT, Inc.	855	36,466
Essential Properties Realty Trust, Inc.	992	32,379
Total REITs-Single Tenant		199,312
REITs-Hotels - 3.9%
Host Hotels & Resorts, Inc.	2,770	39,362
Ryman Hospitality Properties, Inc.	315	28,804
Apple Hospitality REIT, Inc.	1,631	21,056
Park Hotels & Resorts, Inc.	1,670	17,836
Sunstone Hotel Investors, Inc.	1,837	17,286
DiamondRock Hospitality Co.	2,062	15,919
Pebblebrook Hotel Trust	1,360	13,777
Total REITs-Hotels		154,040
REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	568	94,333
Macerich Co.	1,587	27,249
Tanger, Inc.	757	25,579
Total REITs-Regional Malls		147,161
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	406	52,228
Equity LifeStyle Properties, Inc.	652	43,488
Total REITs-Manufactured Homes		95,716
Total REITs		3,596,389
Real Estate - 7.3%
Real Estate Management/Services - 7.3%
CBRE Group, Inc. — Class A*	639	83,568
CoStar Group, Inc.*	947	75,031

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Real Estate - 7.3% (continued)
Real Estate Management/Services - 7.3% (continued)
Jones Lang LaSalle, Inc.*	162	$40,161
Compass, Inc. — Class A*	3,193	27,875
Newmark Group, Inc. — Class A	1,747	21,261
Cushman & Wakefield plc*	1,921	19,633
Redfin Corp.*	1,400	12,894
eXp World Holdings, Inc.	1,173	11,472
Total Real Estate Management/Services		291,895
Total Real Estate		291,895
Internet - 1.3%
E-Commerce/Services - 1.3%
Zillow Group, Inc. — Class C*	734	50,323
Opendoor Technologies, Inc.*	4,118	4,200
Total E-Commerce/Services		54,523
Total Internet		54,523
Total Common Stocks
(Cost $1,877,663)		3,942,807

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$14,739	14,739
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	11,296	11,296
Total Repurchase Agreements
(Cost $26,035)		26,035

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	24	24
Total Securities Lending Collateral
(Cost $24)		24
Total Investments - 99.4%
(Cost $1,903,722)		$3,968,866
Other Assets & Liabilities, net - 0.6%		23,288
Total Net Assets - 100.0%		$3,992,154

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,942,807	$—	$—	$3,942,807
Repurchase Agreements	—	26,035	—	26,035
Securities Lending Collateral	24	—	—	24
Total Assets	$3,942,831	$26,035	$—	$3,968,866

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 70.9%
Walmart, Inc.	1,143	$100,344
Costco Wholesale Corp.	103	97,415
TJX Companies, Inc.	767	93,421
Home Depot, Inc.	247	90,523
Lowe's Companies, Inc.	388	90,493
Carvana Co.*	399	83,423
O'Reilly Automotive, Inc.*	51	73,062
Target Corp.	501	52,284
Ross Stores, Inc.	392	50,094
AutoZone, Inc.*	12	45,753
Tractor Supply Co.	765	42,151
Ulta Beauty, Inc.*	94	34,455
Dollar General Corp.	391	34,381
Williams-Sonoma, Inc.	210	33,201
Dick's Sporting Goods, Inc.	157	31,645
Burlington Stores, Inc.*	130	30,983
Dollar Tree, Inc.*	409	30,704
Genuine Parts Co.	257	30,619
BJ's Wholesale Club Holdings, Inc.*	266	30,351
Best Buy Company, Inc.	403	29,665
CarMax, Inc.*	361	28,129
GameStop Corp. — Class A*	1,028	22,945
Murphy USA, Inc.	47	22,081
Ollie's Bargain Outlet Holdings, Inc.*	188	21,876
Floor & Decor Holdings, Inc. — Class A*	270	21,727
Walgreens Boots Alliance, Inc.*	1,902	21,245
Bath & Body Works, Inc.	668	20,254
AutoNation, Inc.*	118	19,107
Lithia Motors, Inc. — Class A	63	18,493
Gap, Inc.	846	17,436
Five Below, Inc.*	207	15,509
Abercrombie & Fitch Co. — Class A*	195	14,892
Academy Sports & Outdoors, Inc.	298	13,592
Signet Jewelers Ltd.	230	13,354
Macy's, Inc.	1,061	13,326
Boot Barn Holdings, Inc.*	124	13,321
Nordstrom, Inc.	501	12,249
Advance Auto Parts, Inc.	301	11,802
Urban Outfitters, Inc.*	225	11,790
RH*	50	11,720
American Eagle Outfitters, Inc.	966	11,225
Victoria's Secret & Co.*	511	9,494
Foot Locker, Inc.*	607	8,559
National Vision Holdings, Inc.*	635	8,115
Kohl's Corp.[1]	882	7,215
ODP Corp.*	333	4,772
Total Retail		1,499,195
Internet - 24.0%
Amazon.com, Inc.*	949	180,557
PDD Holdings, Inc. ADR*	457	54,086
Alibaba Group Holding Ltd. ADR	346	45,752
Coupang, Inc.*	2,050	44,956
eBay, Inc.	640	43,347
MercadoLibre, Inc.*	22	42,919
JD.com, Inc. ADR	900	37,008
Chewy, Inc. — Class A*	813	26,431
Etsy, Inc.*	366	17,268
Wayfair, Inc. — Class A*	479	15,342
Total Internet		507,666
Distribution & Wholesale - 2.4%
LKQ Corp.	599	25,481
Pool Corp.	79	25,150
Total Distribution & Wholesale		50,631
Software - 1.3%
Global-e Online Ltd*	780	27,807
Commercial Services - 0.8%
Valvoline, Inc.*	458	15,943
Total Common Stocks
(Cost $874,491)		2,101,242

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$2,214	2,214
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	1,697	1,697
Total Repurchase Agreements
(Cost $3,911)		3,911

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	5,828	5,828
Total Securities Lending Collateral
(Cost $5,828)		5,828
Total Investments - 99.9%
(Cost $884,230)		$2,110,981
Other Assets & Liabilities, net - 0.1%		1,882
Total Net Assets - 100.0%		$2,112,863

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,101,242	$—	$—	$2,101,242
Repurchase Agreements	—	3,911	—	3,911
Securities Lending Collateral	5,828	—	—	5,828
Total Assets	$2,107,070	$3,911	$—	$2,110,981

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0%
Financial - 6.8%
FTAI Aviation Ltd.	27	$2,998
SouthState Corp.	26	2,413
Mr Cooper Group, Inc.*	17	2,033
UMB Financial Corp.	18	1,820
Old National Bancorp	83	1,759
Terreno Realty Corp. REIT	26	1,644
Essent Group Ltd.	28	1,616
Jackson Financial, Inc. — Class A	19	1,592
Essential Properties Realty Trust, Inc. REIT	46	1,501
Hamilton Lane, Inc. — Class A	10	1,487
Selective Insurance Group, Inc.	16	1,465
Ryman Hospitality Properties, Inc. REIT	16	1,463
Cadence Bank	48	1,457
CareTrust REIT, Inc.	49	1,400
Home BancShares, Inc.	49	1,385
Glacier Bancorp, Inc.	30	1,327
Independence Realty Trust, Inc. REIT	61	1,295
Radian Group, Inc.	39	1,290
Kite Realty Group Trust REIT	57	1,275
Piper Sandler Cos.	5	1,238
First Financial Bankshares, Inc.	34	1,221
United Bankshares, Inc.	35	1,213
American Healthcare REIT, Inc.	40	1,212
Hancock Whitney Corp.	23	1,206
Phillips Edison & Company, Inc. REIT	33	1,204
Valley National Bancorp	128	1,138
CNO Financial Group, Inc.	27	1,125
Macerich Co. REIT	65	1,116
Moelis & Co. — Class A	19	1,109
Sabra Health Care REIT, Inc.	63	1,101
SL Green Realty Corp. REIT	19	1,096
ServisFirst Bancshares, Inc.	13	1,074
MARA Holdings, Inc.*	90	1,035
Enstar Group Ltd.*	3	997
Tanger, Inc. REIT	29	980
Ameris Bancorp	17	979
Associated Banc-Corp.	43	969
Upstart Holdings, Inc.*	21	967
Palomar Holdings, Inc.*	7	960
PotlatchDeltic Corp. REIT	21	948
StepStone Group, Inc. — Class A	18	940
Blackstone Mortgage Trust, Inc. — Class A REIT	47	940
StoneX Group, Inc.*	12	917
HA Sustainable Infrastructure Capital, Inc.	31	906
Axos Financial, Inc.*	14	903
United Community Banks, Inc.	32	900
Texas Capital Bancshares, Inc.*	12	896
National Health Investors, Inc. REIT	12	886
International Bancshares Corp.	14	883
Eastern Bankshares, Inc.	53	869
Fulton Financial Corp.	48	868
BGC Group, Inc. — Class A	94	862
Broadstone Net Lease, Inc. REIT	50	852
COPT Defense Properties REIT	31	845
First BanCorp	44	843
Compass, Inc. — Class A*	96	838
WSFS Financial Corp.	16	830
PJT Partners, Inc. — Class A	6	827
Baldwin Insurance Group, Inc. — Class A*	18	804
Flagstar Financial, Inc.	69	802
Community Financial System, Inc.	14	796
Genworth Financial, Inc. — Class A*	112	794
Apple Hospitality REIT, Inc.	61	788
Cathay General Bancorp	18	775
Walker & Dunlop, Inc.	9	768
NMI Holdings, Inc. — Class A*	21	757
Atlantic Union Bankshares Corp.	24	747
Four Corners Property Trust, Inc. REIT	26	746
Burford Capital Ltd.	55	726
WesBanco, Inc.	23	712
Goosehead Insurance, Inc. — Class A	6	708
Douglas Emmett, Inc. REIT	44	704
PennyMac Financial Services, Inc.	7	701
Simmons First National Corp. — Class A	34	698
Bank of Hawaii Corp.	10	690
Independent Bank Corp.	11	689
BankUnited, Inc.	20	689
LXP Industrial Trust REIT	79	683
Enova International, Inc.*	7	676
McGrath RentCorp	6	668
Artisan Partners Asset Management, Inc. — Class A	17	665
Bread Financial Holdings, Inc.	13	651
TowneBank	19	650
First Financial Bancorp	26	649
Acadia Realty Trust REIT	31	649
First Merchants Corp.	16	647
CVB Financial Corp.	35	646
Cushman & Wakefield plc*	63	644
Victory Capital Holdings, Inc. — Class A	11	637
Bancorp, Inc.*	12	634
Urban Edge Properties REIT	33	627
InvenTrust Properties Corp. REIT	21	617
Outfront Media, Inc. REIT	38	613
Park National Corp.	4	606
Curbline Properties Corp. REIT	25	605
First Interstate BancSystem, Inc. — Class A	21	602
WaFd, Inc.	21	600
Arbor Realty Trust, Inc. REIT	50	587
Trustmark Corp.	17	586
Riot Platforms, Inc.*	82	584
Renasant Corp.	17	577
Banner Corp.	9	574

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 6.8% (continued)
Provident Financial Services, Inc.	33	$567
Seacoast Banking Corporation of Florida	22	566
Cohen & Steers, Inc.	7	562
BancFirst Corp.	5	549
Banc of California, Inc.	38	539
Enterprise Financial Services Corp.	10	537
Pacific Premier Bancorp, Inc.	25	533
Skyward Specialty Insurance Group, Inc.*	10	529
Sunstone Hotel Investors, Inc. REIT	55	518
NBT Bancorp, Inc.	12	515
Stewart Information Services Corp.	7	499
Cleanspark, Inc.*	73	490
Stock Yards Bancorp, Inc.	7	483
OFG Bancorp	12	480
First Busey Corp.	22	475
Horace Mann Educators Corp.	11	470
City Holding Co.	4	470
St. Joe Co.	10	469
Bank of NT Butterfield & Son Ltd.	12	467
Newmark Group, Inc. — Class A	37	450
DiamondRock Hospitality Co. REIT	58	448
Nelnet, Inc. — Class A	4	444
First Bancorp	11	442
Lemonade, Inc.*	14	440
Pathward Financial, Inc.	6	438
Nicolet Bankshares, Inc.	4	436
First Commonwealth Financial Corp.	28	435
Global Net Lease, Inc. REIT	54	434
SiriusPoint Ltd.*	25	432
LTC Properties, Inc. REIT	12	425
Elme Communities REIT	24	418
FB Financial Corp.	9	417
Lakeland Financial Corp.	7	416
Northwest Bancshares, Inc.	34	409
Getty Realty Corp. REIT	13	405
Customers Bancorp, Inc.*	8	402
Pagseguro Digital Ltd. — Class A*	52	397
Hilltop Holdings, Inc.	13	396
Mercury General Corp.	7	391
National Bank Holdings Corp. — Class A	10	383
Innovative Industrial Properties, Inc. REIT	7	379
Farmer Mac — Class C	2	375
Two Harbors Investment Corp. REIT	28	374
JBG SMITH Properties REIT	23	371
S&T Bancorp, Inc.	10	371
TriCo Bancshares	9	360
Stellar Bancorp, Inc.	13	360
Veris Residential, Inc. REIT	21	355
UMH Properties, Inc. REIT	19	355
Core Scientific, Inc.*	49	355
Employers Holdings, Inc.	7	354
Westamerica BanCorp	7	354
Apollo Commercial Real Estate Finance, Inc. REIT	37	354
Apartment Investment and Management Co. — Class A REIT	40	352
PennyMac Mortgage Investment Trust REIT	24	352
Veritex Holdings, Inc.	14	350
NETSTREIT Corp.	22	349
Triumph Financial, Inc.*	6	347
Virtus Investment Partners, Inc.	2	345
Alexander & Baldwin, Inc. REIT	20	345
Ladder Capital Corp. — Class A REIT	30	342
WisdomTree, Inc.	38	339
Compass Diversified Holdings	18	336
Sandy Spring Bancorp, Inc.	12	335
Pebblebrook Hotel Trust REIT	33	334
Xenia Hotels & Resorts, Inc. REIT	28	329
ProAssurance Corp.*	14	327
Hope Bancorp, Inc.	31	325
RLJ Lodging Trust REIT	41	323
Uniti Group, Inc. REIT*	64	323
Safety Insurance Group, Inc.	4	316
Berkshire Hills Bancorp, Inc.	12	313
Dime Community Bancshares, Inc.	11	307
Ellington Financial, Inc. REIT	23	305
Bank First Corp.	3	302
German American Bancorp, Inc.	8	300
LendingClub Corp.*	29	299
1st Source Corp.	5	299
HCI Group, Inc.	2	298
Trupanion, Inc.*	8	298
Peoples Bancorp, Inc.	10	297
Redfin Corp.*	32	295
Dynex Capital, Inc. REIT	22	286
QCR Holdings, Inc.	4	285
Chimera Investment Corp. REIT	22	282
American Assets Trust, Inc. REIT	14	282
Empire State Realty Trust, Inc. — Class A REIT	36	282
Enact Holdings, Inc.	8	278
Origin Bancorp, Inc.	8	277
MFA Financial, Inc. REIT	27	277
Perella Weinberg Partners	15	276
Easterly Government Properties, Inc. REIT	26	276
OceanFirst Financial Corp.	16	272
Coastal Financial Corp.*	3	271
First Bancshares, Inc.	8	270
Kennedy-Wilson Holdings, Inc.	31	269
Franklin BSP Realty Trust, Inc. REIT	21	268
Root, Inc. — Class A*	2	267
Navient Corp.	21	265
AMERISAFE, Inc.	5	263
Brookline Bancorp, Inc.	24	262

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 6.8% (continued)
Centerspace REIT	4	$259
Cannae Holdings, Inc.	14	257
ARMOUR Residential REIT, Inc.	15	257
Hut 8 Corp.*	22	256
Preferred Bank/Los Angeles CA	3	251
Safehold, Inc. REIT	13	243
Heritage Financial Corp.	10	243
Piedmont Office Realty Trust, Inc. — Class A REIT	33	243
ConnectOne Bancorp, Inc.	10	243
Encore Capital Group, Inc.*	7	240
Live Oak Bancshares, Inc.	9	240
NexPoint Residential Trust, Inc. REIT	6	237
Southside Bancshares, Inc.	8	232
Univest Financial Corp.	8	227
PRA Group, Inc.*	11	227
Burke & Herbert Financial Services Corp.	4	224
Ready Capital Corp. REIT	44	224
Redwood Trust, Inc. REIT	36	219
Central Pacific Financial Corp.	8	216
eXp World Holdings, Inc.	22	215
Paramount Group, Inc. REIT*	50	215
Fidelis Insurance Holdings Ltd.	13	211
First Mid Bancshares, Inc.	6	209
Byline Bancorp, Inc.	8	209
Alexander's, Inc. REIT	1	209
Hamilton Insurance Group Ltd. — Class B*	10	207
Acadian Asset Management, Inc.	8	207
Marcus & Millichap, Inc.	6	207
Brandywine Realty Trust REIT	46	205
Community Trust Bancorp, Inc.	4	201
Old Second Bancorp, Inc.	12	200
NB Bancorp, Inc.*	11	199
Capitol Federal Financial, Inc.	35	196
BrightSpire Capital, Inc. REIT	35	195
Whitestone REIT — Class B	13	189
Tompkins Financial Corp.	3	189
Brookfield Business Corp. — Class A	7	186
Amerant Bancorp, Inc.	9	186
Independent Bank Corp.	6	185
Northeast Bank	2	183
Hanmi Financial Corp.	8	181
Horizon Bancorp, Inc.	12	181
F&G Annuities & Life, Inc.	5	180
United Fire Group, Inc.	6	177
Mercantile Bank Corp.	4	174
KKR Real Estate Finance Trust, Inc. REIT	16	173
Terawulf, Inc.*	62	169
Tiptree, Inc. — Class A	7	169
Eagle Bancorp, Inc.	8	168
Metropolitan Bank Holding Corp.*	3	168
Dave, Inc.*	2	165
Universal Health Realty Income Trust REIT	4	164
Plymouth Industrial REIT, Inc.	10	163
Bowhead Specialty Holdings, Inc.*	4	163
Camden National Corp.	4	162
Heritage Commerce Corp.	17	162
CBL & Associates Properties, Inc. REIT	6	159
Patria Investments Ltd. — Class A	14	158
Equity Bancshares, Inc. — Class A	4	158
Summit Hotel Properties, Inc. REIT	29	157
Southern Missouri Bancorp, Inc.	3	156
New York Mortgage Trust, Inc. REIT	24	156
SmartFinancial, Inc.	5	155
Washington Trust Bancorp, Inc.	5	154
SITE Centers Corp. REIT	12	154
TrustCo Bank Corporation NY	5	152
LendingTree, Inc.*	3	151
Esquire Financial Holdings, Inc.	2	151
First Community Bankshares, Inc.	4	151
Orrstown Financial Services, Inc.	5	150
Gladstone Commercial Corp. REIT	10	150
Merchants Bancorp	4	148
First Financial Corp.	3	147
Business First Bancshares, Inc.	6	146
GCM Grosvenor, Inc. — Class A	11	145
Community Healthcare Trust, Inc. REIT	8	145
Diversified Healthcare Trust REIT	60	144
Capital City Bank Group, Inc.	4	144
Amalgamated Financial Corp.	5	144
Farmers National Banc Corp.	11	144
Diamond Hill Investment Group, Inc.	1	143
Universal Insurance Holdings, Inc.	6	142
P10, Inc. — Class A	12	141
Global Medical REIT, Inc.	16	140
Five Star Bancorp	5	139
Metrocity Bankshares, Inc.	5	138
Orchid Island Capital, Inc. REIT	18	135
Armada Hoffler Properties, Inc. REIT	18	135
CTO Realty Growth, Inc. REIT	7	135
Farmland Partners, Inc. REIT	12	134
CNB Financial Corp.	6	133
Peoples Financial Services Corp.	3	133
Hippo Holdings, Inc.*	5	128
Republic Bancorp, Inc. — Class A	2	128
World Acceptance Corp.*	1	127
Peakstone Realty Trust REIT	10	126
NET Lease Office Properties REIT*	4	126

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 6.8% (continued)
Financial Institutions, Inc.	5	$125
FTAI Infrastructure, Inc.	27	122
TPG RE Finance Trust, Inc. REIT	15	122
Northfield Bancorp, Inc.	11	120
MidWestOne Financial Group, Inc.	4	118
Enterprise Bancorp, Inc.	3	117
Service Properties Trust REIT	44	115
FRP Holdings, Inc.*	4	114
HarborOne Bancorp, Inc.	11	114
Peapack-Gladstone Financial Corp.	4	114
International Money Express, Inc.*	9	114
Sierra Bancorp	4	112
Alerus Financial Corp.	6	111
Great Southern Bancorp, Inc.	2	111
Hudson Pacific Properties, Inc. REIT*	37	109
NerdWallet, Inc. — Class A*	12	109
Greenlight Capital Re Ltd. — Class A*	8	108
Shore Bancshares, Inc.	8	108
Saul Centers, Inc. REIT	3	108
Cipher Mining, Inc.*	47	108
Selectquote, Inc.*	32	107
Gladstone Land Corp. REIT	10	105
Arrow Financial Corp.	4	105
One Liberty Properties, Inc. REIT	4	105
Columbia Financial, Inc.*	7	105
Mid Penn Bancorp, Inc.	4	104
HomeTrust Bancshares, Inc.	3	103
Invesco Mortgage Capital, Inc. REIT	13	103
Heritage Insurance Holdings, Inc.*	7	101
Legacy Housing Corp.*	4	101
BayCom Corp.	4	101
Third Coast Bancshares, Inc.*	3	100
West BanCorp, Inc.	5	100
South Plains Financial, Inc.	3	99
Civista Bancshares, Inc.	5	98
Carter Bankshares, Inc.*	6	97
Ambac Financial Group, Inc.*	11	96
Farmers & Merchants Bancorp Incorporated/Archbold OH	4	96
First Business Financial Services, Inc.	2	94
Kearny Financial Corp.	15	94
Real Brokerage, Inc.*	23	93
Chatham Lodging Trust REIT	13	93
HBT Financial, Inc.	4	90
Home Bancorp, Inc.	2	90
Flushing Financial Corp.	7	89
First Bank/Hamilton NJ	6	89
Bar Harbor Bankshares	3	88
Bank of Marin Bancorp	4	88
Anywhere Real Estate, Inc.*	26	87
California BanCorp*	6	86
Claros Mortgage Trust, Inc. REIT*	23	86
Midland States Bancorp, Inc.	5	86
Capital Bancorp, Inc.	3	85
Bridgewater Bancshares, Inc.*	6	83
RBB Bancorp	5	82
ACNB Corp.	2	82
Unity Bancorp, Inc.	2	81
Citizens & Northern Corp.	4	80
First Internet Bancorp	3	80
Guaranty Bancshares, Inc.	2	80
Donegal Group, Inc. — Class A	4	79
First Foundation, Inc.	15	78
FS Bancorp, Inc.	2	76
USCB Financial Holdings, Inc.	4	74
First Bancorp, Inc.	3	74
First of Long Island Corp.	6	74
Community West Bancshares	4	74
Northrim BanCorp, Inc.	1	73
NewtekOne, Inc.	6	72
Southern States Bancshares, Inc.	2	72
Postal Realty Trust, Inc. — Class A REIT	5	71
Northeast Community Bancorp, Inc.	3	70
American Coastal Insurance Corp.	6	69
Waterstone Financial, Inc.	5	67
RMR Group, Inc. — Class A	4	67
Southern First Bancshares, Inc.*	2	66
Ares Commercial Real Estate Corp. REIT	14	65
Bit Digital, Inc.*	32	65
Onity Group, Inc.*	2	65
Colony Bankcorp, Inc.	4	65
Ponce Financial Group, Inc.*	5	63
Bankwell Financial Group, Inc.	2	60
Timberland Bancorp, Inc.	2	60
Regional Management Corp.	2	60
MBIA, Inc.*	12	60
Chicago Atlantic Real Estate Finance, Inc. REIT	4	59
HomeStreet, Inc.*	5	59
Primis Financial Corp.	6	59
Industrial Logistics Properties Trust REIT	17	58
Citizens Financial Services, Inc.	1	58
ChoiceOne Financial Services, Inc.	2	58
Crawford & Co. — Class A	5	57
City Office REIT, Inc.	11	57
ESSA Bancorp, Inc.	3	57
Parke Bancorp, Inc.	3	57
PCB Bancorp	3	56
Velocity Financial, Inc.*	3	56
Middlefield Banc Corp.	2	56
Blue Foundry Bancorp*	6	55
NexPoint Diversified Real Estate Trust REIT	14	54
National Bankshares, Inc.	2	53
Ames National Corp.	3	53
MVB Financial Corp.	3	52
Red River Bancshares, Inc.	1	52
FrontView REIT, Inc.	4	51

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 6.8% (continued)
Atlanticus Holdings Corp.*	1	$51
AG Mortgage Investment Trust, Inc. REIT	7	51
BRT Apartments Corp. REIT	3	51
Alpine Income Property Trust, Inc. REIT	3	50
Seven Hills Realty Trust REIT	4	50
Oak Valley Bancorp	2	50
John Marshall Bancorp, Inc.	3	50
Silvercrest Asset Management Group, Inc. — Class A	3	49
Norwood Financial Corp.	2	48
Greene County Bancorp, Inc.	2	48
Franklin Street Properties Corp. REIT	27	48
Chemung Financial Corp.	1	48
LINKBANCORP, Inc.	7	47
Orange County Bancorp, Inc.	2	47
Provident Bancorp, Inc.*	4	46
First Financial Northwest, Inc.	2	45
Braemar Hotels & Resorts, Inc. REIT	18	45
LCNB Corp.	3	44
Medallion Financial Corp.	5	43
Plumas Bancorp	1	43
FVCBankcorp, Inc.*	4	42
RE/MAX Holdings, Inc. — Class A*	5	42
Fidelity D&D Bancorp, Inc.	1	42
First Western Financial, Inc.*	2	39
Sky Harbour Group Corp.*	3	39
Bank7 Corp.	1	39
James River Group Holdings Ltd.	9	38
OppFi, Inc.	4	37
Granite Point Mortgage Trust, Inc. REIT	14	36
Virginia National Bankshares Corp.	1	36
Investar Holding Corp.	2	35
Maui Land & Pineapple Company, Inc.*	2	35
Pioneer Bancorp, Inc.*	3	35
Star Holdings*	4	34
Kingsway Financial Services, Inc.*	4	32
Nexpoint Real Estate Finance, Inc. REIT	2	31
Princeton Bancorp, Inc.	1	31
Orion Properties, Inc. REIT	14	30
BCB Bancorp, Inc.	3	30
Angel Oak Mortgage REIT, Inc.	3	29
NI Holdings, Inc.*	2	29
Transcontinental Realty Investors, Inc.*	1	28
Peoples Bancorp of North Carolina, Inc.	1	27
AlTi Global, Inc.*	8	24
B Riley Financial, Inc.*	6	23
Advanced Flower Capital, Inc. REIT	4	22
Paysign, Inc.*	9	19
Stratus Properties, Inc.*	1	18
SWK Holdings Corp.*	1	17
Consumer Portfolio Services, Inc.*	2	17
Forge Global Holdings, Inc.*	27	15
Maiden Holdings Ltd.*	24	14
GoHealth, Inc. — Class A*	1	12
Strawberry Fields REIT, Inc.	1	12
Clipper Realty, Inc. REIT	3	12
Sunrise Realty Trust, Inc. REIT	1	11
American Realty Investors, Inc.*	1	11
Roadzen, Inc.*	7	7
Offerpad Solutions, Inc.*	4	7
Total Financial		165,767
Consumer, Non-cyclical - 6.2%
Sprouts Farmers Market, Inc.*	27	4,121
Insmed, Inc.*	46	3,509
Corcept Therapeutics, Inc.*	21	2,399
Halozyme Therapeutics, Inc.*	33	2,106
HealthEquity, Inc.*	23	2,033
Ensign Group, Inc.	15	1,941
Primo Brands Corp. — Class A	53	1,881
Lantheus Holdings, Inc.*	18	1,757
Madrigal Pharmaceuticals, Inc.*	5	1,656
Option Care Health, Inc.*	46	1,608
Revolution Medicines, Inc.*	45	1,591
Merit Medical Systems, Inc.*	15	1,586
Blueprint Medicines Corp.*	17	1,505
TG Therapeutics, Inc.*	37	1,459
Alkermes plc*	43	1,420
Stride, Inc.*	11	1,392
Guardant Health, Inc.*	32	1,363
Bridgebio Pharma, Inc.*	38	1,314
Glaukos Corp.*	13	1,279
Krystal Biotech, Inc.*	7	1,262
Vaxcyte, Inc.*	33	1,246
ADMA Biologics, Inc.*	61	1,210
Cytokinetics, Inc.*	30	1,206
Axsome Therapeutics, Inc.*	10	1,166
Prestige Consumer Healthcare, Inc.*	13	1,118
Integer Holdings Corp.*	9	1,062
Brink's Co.	12	1,034
PTC Therapeutics, Inc.*	20	1,019
Verra Mobility Corp.*	45	1,013
Adtalem Global Education, Inc.*	10	1,006
Cal-Maine Foods, Inc.	11	1,000
GEO Group, Inc.*	34	993
CBIZ, Inc.*	13	986
WD-40 Co.	4	976
Graham Holdings Co. — Class B	1	961
Korn Ferry	14	950
Herc Holdings, Inc.	7	940
RadNet, Inc.*	18	895
Insperity, Inc.	10	892
Avidity Biosciences, Inc.*	30	886
Lancaster Colony Corp.	5	875
iRhythm Technologies, Inc.*	8	837
ICU Medical, Inc.*	6	833
Remitly Global, Inc.*	40	832

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Simply Good Foods Co.*	24	$828
Haemonetics Corp.*	13	826
StoneCo Ltd. — Class A*	78	817
Akero Therapeutics, Inc.*	20	810
ABM Industries, Inc.	17	805
Crinetics Pharmaceuticals, Inc.*	24	805
Rhythm Pharmaceuticals, Inc.*	15	795
SpringWorks Therapeutics, Inc.*	18	794
Arcellx, Inc.*	12	787
CorVel Corp.*	7	784
Protagonist Therapeutics, Inc.*	16	774
Catalyst Pharmaceuticals, Inc.*	30	727
Alarm.com Holdings, Inc.*	13	724
Huron Consulting Group, Inc.*	5	717
Oscar Health, Inc. — Class A*	54	708
PROCEPT BioRobotics Corp.*	12	699
Laureate Education, Inc. — Class A*	34	695
Alight, Inc. — Class A	115	682
Scholar Rock Holding Corp.*	21	675
Patterson Companies, Inc.	21	656
Amicus Therapeutics, Inc.*	80	653
Nuvalent, Inc. — Class A*	9	638
TriNet Group, Inc.	8	634
Concentra Group Holdings Parent, Inc.	29	629
Twist Bioscience Corp.*	16	628
EVERTEC, Inc.	17	625
Veracyte, Inc.*	21	623
CoreCivic, Inc.*	30	609
TransMedics Group, Inc.*	9	606
LivaNova plc*	15	589
Vericel Corp.*	13	580
Inter Parfums, Inc.	5	569
Biohaven Ltd.*	23	553
ACADIA Pharmaceuticals, Inc.*	33	548
J & J Snack Foods Corp.	4	527
Payoneer Global, Inc.*	72	526
Ligand Pharmaceuticals, Inc. — Class B*	5	526
Novocure Ltd.*	29	517
Tarsus Pharmaceuticals, Inc.*	10	514
Neogen Corp.*	59	512
Marqeta, Inc. — Class A*	124	511
Strategic Education, Inc.	6	504
Soleno Therapeutics, Inc.*	7	500
Addus HomeCare Corp.*	5	495
Chefs' Warehouse, Inc.*	9	490
Select Medical Holdings Corp.	29	484
CONMED Corp.	8	483
Surgery Partners, Inc.*	20	475
Beam Therapeutics, Inc.*	24	469
Summit Therapeutics, Inc.*	24	463
Denali Therapeutics, Inc.*	34	462
Supernus Pharmaceuticals, Inc.*	14	458
Central Garden & Pet Co. — Class A*	14	458
Omnicell, Inc.*	13	454
Dynavax Technologies Corp.*	35	454
Mirum Pharmaceuticals, Inc.*	10	451
Progyny, Inc.*	20	447
John Wiley & Sons, Inc. — Class A	10	446
LiveRamp Holdings, Inc.*	17	444
Agios Pharmaceuticals, Inc.*	15	439
Arcutis Biotherapeutics, Inc.*	28	438
Perdoceo Education Corp.	17	428
ICF International, Inc.	5	425
Arrowhead Pharmaceuticals, Inc.*	33	420
LeMaitre Vascular, Inc.	5	420
AtriCure, Inc.*	13	419
Edgewise Therapeutics, Inc.*	19	418
BioCryst Pharmaceuticals, Inc.*	55	412
United Natural Foods, Inc.*	15	411
Edgewell Personal Care Co.	13	406
UFP Technologies, Inc.*	2	403
Integra LifeSciences Holdings Corp.*	18	396
Travere Therapeutics, Inc.*	22	394
Andersons, Inc.	9	386
Ideaya Biosciences, Inc.*	23	377
Apogee Therapeutics, Inc.*	10	374
Astrana Health, Inc.*	12	372
Teladoc Health, Inc.*	46	366
Amneal Pharmaceuticals, Inc.*	43	360
Recursion Pharmaceuticals, Inc. — Class A*,1	68	360
agilon health, Inc.*	83	359
WK Kellogg Co.	18	359
MannKind Corp.*	71	357
CRA International, Inc.	2	346
CG oncology, Inc.*	14	343
Vita Coco Company, Inc.*	11	337
Universal Corp.	6	336
Upbound Group, Inc.	14	335
ANI Pharmaceuticals, Inc.*	5	335
Pediatrix Medical Group, Inc.*	23	333
NeoGenomics, Inc.*	35	332
Harmony Biosciences Holdings, Inc.*	10	332
Brookdale Senior Living, Inc. — Class A*	53	332
Kymera Therapeutics, Inc.*	12	328
Tandem Diabetes Care, Inc.*	17	326
TreeHouse Foods, Inc.*	12	325
Pacira BioSciences, Inc.*	13	323
Helen of Troy Ltd.*	6	321
PROG Holdings, Inc.	12	319
Amphastar Pharmaceuticals, Inc.*	11	319
Flywire Corp.*	33	314
Celldex Therapeutics, Inc.*	17	309
Fresh Del Monte Produce, Inc.	10	308
Weis Markets, Inc.	4	308
Universal Technical Institute, Inc.*	12	308
Ocular Therapeutix, Inc.*	42	308
Ardelyx, Inc.*	62	304
Inmode Ltd.*	17	302
Disc Medicine, Inc.*	6	298
Aurinia Pharmaceuticals, Inc.*	37	297
AdaptHealth Corp.*	27	293

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Driven Brands Holdings, Inc.*	17	$291
US Physical Therapy, Inc.	4	289
Dole plc	20	289
Vera Therapeutics, Inc.*	12	288
Barrett Business Services, Inc.	7	288
Legalzoom.com, Inc.*	33	284
Alphatec Holdings, Inc.*	28	284
Syndax Pharmaceuticals, Inc.*	23	283
National Healthcare Corp.	3	278
Immunovant, Inc.*	16	273
Innoviva, Inc.*	15	272
Artivion, Inc.*	11	270
Viridian Therapeutics, Inc.*	20	270
Collegium Pharmaceutical, Inc.*	9	269
GeneDx Holdings Corp.*	3	266
Novavax, Inc.*	41	263
Ingles Markets, Inc. — Class A	4	260
Heidrick & Struggles International, Inc.	6	257
BrightSpring Health Services, Inc.*	14	253
RxSight, Inc.*	10	253
MiMedx Group, Inc.*	33	251
National Beverage Corp.	6	249
CareDx, Inc.*	14	249
LifeStance Health Group, Inc.*	37	246
Kforce, Inc.	5	244
Vital Farms, Inc.*	8	244
Coursera, Inc.*	36	240
Utz Brands, Inc.	17	239
Adaptive Biotechnologies Corp.*	32	238
Turning Point Brands, Inc.	4	238
Nurix Therapeutics, Inc.*	20	238
Dyne Therapeutics, Inc.*	22	230
STAAR Surgical Co.*	13	229
BioLife Solutions, Inc.*	10	228
Arlo Technologies, Inc.*	23	227
Cimpress plc*	5	226
First Advantage Corp.*,1	16	225
Liquidia Corp.*	15	221
AMN Healthcare Services, Inc.*	9	220
Geron Corp.*	138	219
89bio, Inc.*	30	218
Janux Therapeutics, Inc.*	8	216
Iovance Biotherapeutics, Inc.*	64	213
Myriad Genetics, Inc.*	24	213
Harrow, Inc.*	8	213
WaVe Life Sciences Ltd.*	26	210
Sezzle, Inc.*	6	209
Xeris Biopharma Holdings, Inc.*	38	209
Herbalife Ltd.*	24	207
Quanex Building Products Corp.	11	205
Axogen, Inc.*	11	204
Udemy, Inc.*	26	202
Healthcare Services Group, Inc.*	20	202
Pennant Group, Inc.*	8	201
Kiniksa Pharmaceuticals International plc*	9	200
Avadel Pharmaceuticals plc*	25	196
BrightView Holdings, Inc.*	15	193
Embecta Corp.	15	191
Deluxe Corp.	12	190
Owens & Minor, Inc.*	21	190
Praxis Precision Medicines, Inc.*	5	189
SpartanNash Co.	9	182
Evolus, Inc.*	15	180
Zymeworks, Inc.*	15	179
Matthews International Corp. — Class A	8	178
Enliven Therapeutics, Inc.*	9	177
Replimune Group, Inc.*	18	176
Hackett Group, Inc.	6	175
Mister Car Wash, Inc.*	22	174
Moneylion, Inc.*	2	173
Cass Information Systems, Inc.	4	173
Avanos Medical, Inc.*	12	172
Anavex Life Sciences Corp.*,1	20	172
Intellia Therapeutics, Inc.*	24	171
Xencor, Inc.*	16	170
Paragon 28, Inc.*	13	170
ARS Pharmaceuticals, Inc.*	13	164
Vir Biotechnology, Inc.*	25	162
Carriage Services, Inc. — Class A	4	155
SI-BONE, Inc.*	11	154
Cogent Biosciences, Inc.*	25	150
OPKO Health, Inc.*	90	149
Transcat, Inc.*	2	149
ArriVent Biopharma, Inc.*	8	148
Orthofix Medical, Inc.*	9	147
Spyre Therapeutics, Inc.*	9	145
B&G Foods, Inc.[1]	21	144
John B Sanfilippo & Son, Inc.	2	142
Paysafe Ltd.*	9	141
Ennis, Inc.	7	141
Castle Biosciences, Inc.*	7	140
Accolade, Inc.*	20	140
Repay Holdings Corp.*	25	139
Prothena Corporation plc*	11	136
Arbutus Biopharma Corp.*	38	133
Cytek Biosciences, Inc.*	33	132
Hertz Global Holdings, Inc.*,1	33	130
Phibro Animal Health Corp. — Class A	6	128
Immunome, Inc.*	19	128
Varex Imaging Corp.*	11	128
Mineralys Therapeutics, Inc.*	8	127
KalVista Pharmaceuticals, Inc.*	11	127
Green Dot Corp. — Class A*	15	127
Arvinas, Inc.*	18	126
Trevi Therapeutics, Inc.*	20	126
Mission Produce, Inc.*	12	126
Kura Oncology, Inc.*	19	125
PACS Group, Inc.*	11	124
Omeros Corp.*	15	123
Enhabit, Inc.*	14	123
Willdan Group, Inc.*	3	122
Surmodics, Inc.*	4	122
Natural Grocers by Vitamin Cottage, Inc.	3	121
Rocket Pharmaceuticals, Inc.*	18	120
Calavo Growers, Inc.	5	120
Cross Country Healthcare, Inc.*	8	119
ZipRecruiter, Inc. — Class A*	20	118
Arcus Biosciences, Inc.*	15	118

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 6.2% (continued)
ImmunityBio, Inc.*	39	$117
Monro, Inc.	8	116
Krispy Kreme, Inc.	23	113
Sage Therapeutics, Inc.*	14	111
Mind Medicine MindMed, Inc.*	19	111
Lincoln Educational Services Corp.*	7	111
Day One Biopharmaceuticals, Inc.*	14	111
Akebia Therapeutics, Inc.*	57	109
Treace Medical Concepts, Inc.*	13	109
Metsera, Inc.*	4	109
Dianthus Therapeutics, Inc.*	6	109
Rigel Pharmaceuticals, Inc.*	6	108
USANA Health Sciences, Inc.*	4	108
SunOpta, Inc.*	22	107
Tourmaline Bio, Inc.*	7	106
Cullinan Therapeutics, Inc.*	14	106
Kelly Services, Inc. — Class A	8	105
iRadimed Corp.	2	105
ACCO Brands Corp.	25	105
Hain Celestial Group, Inc.*	25	104
Fulgent Genetics, Inc.*	6	101
Altimmune, Inc.*	20	100
UroGen Pharma Ltd.*	9	100
OrthoPediatrics Corp.*	4	99
Nathan's Famous, Inc.	1	96
ORIC Pharmaceuticals, Inc.*	17	95
REGENXBIO, Inc.*	13	93
AnaptysBio, Inc.*	5	93
Community Health Systems, Inc.*	34	92
Verve Therapeutics, Inc.*	20	91
Zevra Therapeutics, Inc.*	12	90
Niagen Bioscience, Inc.*	13	90
Honest Company, Inc.*	19	89
Theravance Biopharma, Inc.*	10	89
American Public Education, Inc.*	4	89
Seneca Foods Corp. — Class A*	1	89
Pacific Biosciences of California, Inc.*	75	89
MGP Ingredients, Inc.	3	88
Organogenesis Holdings, Inc.*	20	86
Nuvation Bio, Inc.*	49	86
CorMedix, Inc.*	14	86
Capricor Therapeutics, Inc.*	9	85
AngioDynamics, Inc.*	9	85
Distribution Solutions Group, Inc.*	3	84
Franklin Covey Co.*	3	83
Ardent Health Partners, Inc.*	6	83
Bioventus, Inc. — Class A*	9	82
Aveanna Healthcare Holdings, Inc.*	15	81
EyePoint Pharmaceuticals, Inc.*	15	81
KinderCare Learning Companies, Inc.*	7	81
Celcuity, Inc.*	8	81
Aldeyra Therapeutics, Inc.*	14	80
Pulse Biosciences, Inc.*	5	80
Tactile Systems Technology, Inc.*	6	79
Tejon Ranch Co.*	5	79
LENZ Therapeutics, Inc.*	3	77
MaxCyte, Inc.*	28	76
Aura Biosciences, Inc.*	13	76
Village Super Market, Inc. — Class A	2	76
Zimvie, Inc.*	7	76
Esperion Therapeutics, Inc.*	52	75
Savara, Inc.*	27	75
MeiraGTx Holdings plc*	11	75
Arcturus Therapeutics Holdings, Inc.*	7	74
DocGo, Inc.*	28	74
Vanda Pharmaceuticals, Inc.*	16	73
Relay Therapeutics, Inc.*	28	73
Central Garden & Pet Co.*	2	73
Keros Therapeutics, Inc.*	7	71
Limoneira Co.	4	71
Heron Therapeutics, Inc.*,1	32	70
Nano-X Imaging Ltd.*,1	14	70
Cerus Corp.*	49	68
OraSure Technologies, Inc.*	20	67
Pulmonx Corp.*	10	67
Maravai LifeSciences Holdings, Inc. — Class A*	30	66
SIGA Technologies, Inc.*	12	66
Viemed Healthcare, Inc.*	9	66
CompoSecure, Inc. — Class A	6	65
Bicara Therapeutics, Inc.*	5	65
Quanterix Corp.*	10	65
Westrock Coffee Co.*	9	65
2seventy bio, Inc.*	13	64
Entrada Therapeutics, Inc.*	7	63
Atea Pharmaceuticals, Inc.*	21	63
OmniAb, Inc.*	26	62
Sanara Medtech, Inc.*	2	62
Sana Biotechnology, Inc.*	36	60
Anika Therapeutics, Inc.*	4	60
Stoke Therapeutics, Inc.*	9	60
Alico, Inc.	2	60
Target Hospitality Corp.*	9	59
Performant Healthcare, Inc.*	20	59
Custom Truck One Source, Inc.*	14	59
Erasca, Inc.*	43	59
Astria Therapeutics, Inc.*	11	59
Mama's Creations, Inc.*	9	59
Nevro Corp.*	10	58
Aquestive Therapeutics, Inc.*	20	58
Absci Corp.*	23	58
Ceribell, Inc.*	3	58
Taysha Gene Therapies, Inc.*	41	57
Avita Medical, Inc.*	7	57
Spire Global, Inc.*	7	57
Phathom Pharmaceuticals, Inc.*	9	56
Utah Medical Products, Inc.	1	56
Ironwood Pharmaceuticals, Inc. — Class A*	38	56
Tyra Biosciences, Inc.*	6	56
Verastem, Inc.*	9	54

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Resources Connection, Inc.	8	$52
Beyond Meat, Inc.*,1	17	52
Compass Therapeutics, Inc.*	27	51
National Research Corp. — Class A	4	51
SoundThinking, Inc.*	3	51
Nature's Sunshine Products, Inc.*	4	50
ACELYRIN, Inc.*	20	49
HF Foods Group, Inc.*	10	49
Beta Bionics, Inc.*	4	49
Fulcrum Therapeutics, Inc.*	17	49
CVRx, Inc.*	4	49
Olaplex Holdings, Inc.*	38	48
Ocugen, Inc.*	67	47
Monte Rosa Therapeutics, Inc.*	10	46
Precigen, Inc.*	31	46
4D Molecular Therapeutics, Inc.*	14	45
Annexon, Inc.*	23	44
Terns Pharmaceuticals, Inc.*	16	44
Voyager Therapeutics, Inc.*	13	44
Allogene Therapeutics, Inc.*	30	44
Quad/Graphics, Inc.	8	44
Inogen, Inc.*	6	43
Fennec Pharmaceuticals, Inc.*	7	43
Guardian Pharmacy Services, Inc. — Class A*	2	43
TrueBlue, Inc.*	8	43
Inhibrx Biosciences, Inc.*	3	42
Accuray, Inc.*	23	41
Blade Air Mobility, Inc.*	15	41
Humacyte, Inc.*	24	41
Cargo Therapeutics, Inc.*	10	41
Medifast, Inc.*	3	40
Rapport Therapeutics, Inc.*	4	40
Y-mAbs Therapeutics, Inc.*	9	40
XOMA Royalty Corp.*	2	40
European Wax Center, Inc. — Class A*	10	40
Olema Pharmaceuticals, Inc.*	10	38
Alta Equipment Group, Inc.	8	38
Joint Corp.*	3	38
NeuroPace, Inc.*	3	37
Semler Scientific, Inc.*	1	36
iTeos Therapeutics, Inc.*	6	36
Lifecore Biomedical, Inc.*	5	35
Information Services Group, Inc.	9	35
Neurogene, Inc.*	3	35
Korro Bio, Inc.*	2	35
Design Therapeutics, Inc.*	9	35
Priority Technology Holdings, Inc.*	5	34
Enanta Pharmaceuticals, Inc.*	6	33
Nektar Therapeutics*	48	33
Puma Biotechnology, Inc.*	11	33
Quantum-Si, Inc.*	27	32
InfuSystem Holdings, Inc.*	6	32
Cadiz, Inc.*	11	32
Acacia Research Corp.*	10	32
Zenas Biopharma, Inc.*	4	32
BRC, Inc. — Class A*	15	32
MediWound Ltd.*	2	31
Upstream Bio, Inc.*	5	31
Prime Medicine, Inc.*	15	30
Regulus Therapeutics, Inc.*	17	30
CPI Card Group, Inc.*	1	29
Septerna, Inc.*	5	29
Cardiff Oncology, Inc.*	9	28
Candel Therapeutics, Inc.*	5	28
Forrester Research, Inc.*	3	28
Perspective Therapeutics, Inc.*	13	28
Alector, Inc.*	22	27
Beauty Health Co.*	20	27
ADC Therapeutics S.A.*	19	27
Editas Medicine, Inc.*	23	27
Biote Corp. — Class A*	8	27
Cartesian Therapeutics, Inc.*,1	2	26
Adverum Biotechnologies, Inc.*	6	26
Larimar Therapeutics, Inc.*	12	26
Sera Prognostics, Inc. — Class A*	7	26
Nkarta, Inc.*	14	26
Orchestra BioMed Holdings, Inc.*	6	26
Quipt Home Medical Corp.*	11	26
Foghorn Therapeutics, Inc.*	7	26
Zentalis Pharmaceuticals, Inc.*	16	25
Lifeway Foods, Inc.*	1	24
Coherus Biosciences, Inc.*	30	24
Achieve Life Sciences, Inc.*	9	24
scPharmaceuticals, Inc.*	9	24
Inmune Bio, Inc.*	3	23
Sonida Senior Living, Inc.*	1	23
Lyell Immunopharma, Inc.*	43	23
Neumora Therapeutics, Inc.*	23	23
Atossa Therapeutics, Inc.*	34	23
Stereotaxis, Inc.*	13	23
ProKidney Corp.*	26	23
Kodiak Sciences, Inc.*	8	22
C4 Therapeutics, Inc.*	14	22
Solid Biosciences, Inc.*	6	22
Fate Therapeutics, Inc.*	28	22
Pliant Therapeutics, Inc.*	16	22
MacroGenics, Inc.*	17	22
Waldencast plc — Class A*	7	21
Caribou Biosciences, Inc.*	22	20
Emerald Holding, Inc.	5	20
Tango Therapeutics, Inc.*	14	19
Greenwich Lifesciences, Inc.*	2	19
Ventyx Biosciences, Inc.*	16	18
Lineage Cell Therapeutics, Inc.*	40	18
Cassava Sciences, Inc.*	12	18
Veru, Inc.*	36	18
Third Harmonic Bio, Inc.*	5	17
Biomea Fusion, Inc.*	8	17
XBiotech, Inc.*	5	16
Corbus Pharmaceuticals Holdings, Inc.*	3	16
Gyre Therapeutics, Inc.*	2	15
TScan Therapeutics, Inc.*	11	15
Sutro Biopharma, Inc.*	23	15
Innovage Holding Corp.*	5	15
Chegg, Inc.*	23	15

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Lexicon Pharmaceuticals, Inc.*	31	$14
Contineum Therapeutics, Inc. — Class A*	2	14
Black Diamond Therapeutics, Inc.*	9	14
Lexeo Therapeutics, Inc.*	4	14
Cabaletta Bio, Inc.*	10	14
Pyxis Oncology, Inc.*	14	14
Ispire Technology, Inc.*	5	14
Invivyd, Inc.*	22	13
HilleVax, Inc.*	9	13
Jasper Therapeutics, Inc.*	3	13
Applied Therapeutics, Inc.*	26	13
DLH Holdings Corp.*	3	12
FiscalNote Holdings, Inc.*	15	12
Acumen Pharmaceuticals, Inc.*	11	12
HireQuest, Inc.	1	12
Inozyme Pharma, Inc.*	13	12
Zura Bio Ltd.*	9	12
Kyverna Therapeutics, Inc.*	6	12
Renovaro, Inc.*	21	11
Inovio Pharmaceuticals, Inc.*	7	11
Actinium Pharmaceuticals, Inc.*	7	11
Nautilus Biotechnology, Inc.*	13	11
X4 Pharmaceuticals, Inc.*	46	11
Mersana Therapeutics, Inc.*	31	11
Shattuck Labs, Inc.*	11	10
Aerovate Therapeutics, Inc.*	4	10
RAPT Therapeutics, Inc.*	8	10
Bluebird Bio, Inc.*	2	10
CervoMed, Inc.*	1	9
Zynex, Inc.*	4	9
Alto Neuroscience, Inc.*	4	9
Forafric Global plc*	1	9
Tenaya Therapeutics, Inc.*	15	9
Akoya Biosciences, Inc.*	6	8
Scilex Holding Co.*	32	8
Skye Bioscience, Inc.*	5	8
Werewolf Therapeutics, Inc.*	8	8
Agenus, Inc.*	5	8
Cibus, Inc.*	4	7
PepGen, Inc.*	5	7
AirSculpt Technologies, Inc.*	3	7
Harvard Bioscience, Inc.*	12	7
Telomir Pharmaceuticals, Inc.*	2	6
Century Therapeutics, Inc.*	13	6
Galectin Therapeutics, Inc.*	5	6
Acrivon Therapeutics, Inc.*	3	6
Generation Bio Co.*	14	6
Fibrobiologics, Inc.*	6	5
Tevogen Bio Holdings, Inc.*	5	5
ALX Oncology Holdings, Inc.*	8	5
MarketWise, Inc.	10	5
Ovid therapeutics, Inc.*	15	5
IGM Biosciences, Inc.*	4	5
Boundless Bio, Inc.*	3	5
Metagenomi, Inc.*	3	4
ModivCare, Inc.*	3	4
Outlook Therapeutics, Inc.*	3	4
Climb Bio, Inc.*	3	4
Fractyl Health, Inc.*	3	4
Elevation Oncology, Inc.*	13	3
Q32 Bio, Inc.*	2	3
Prelude Therapeutics, Inc.*	4	3
Verrica Pharmaceuticals, Inc.*	5	2
Lyra Therapeutics, Inc.*	13	2
Ligand Pharmaceuticals, Inc.*,†††	6	–
Total Consumer, Non-cyclical		150,939
Industrial - 4.1%
Mueller Industries, Inc.	30	2,284
Applied Industrial Technologies, Inc.	10	2,253
Fabrinet*	10	1,975
Casella Waste Systems, Inc. — Class A*	17	1,896
UFP Industries, Inc.	16	1,713
Rocket Lab USA, Inc.*	93	1,663
Fluor Corp.*	45	1,612
NEXTracker, Inc. — Class A*	38	1,601
Chart Industries, Inc.*	11	1,588
SPX Technologies, Inc.*	12	1,545
Badger Meter, Inc.	8	1,522
JBT Marel Corp.	12	1,466
Watts Water Technologies, Inc. — Class A	7	1,427
GATX Corp.	9	1,397
Knife River Corp.*	15	1,353
Itron, Inc.*	12	1,257
Zurn Elkay Water Solutions Corp.	38	1,253
Dycom Industries, Inc.*	8	1,219
Moog, Inc. — Class A	7	1,214
Federal Signal Corp.	16	1,177
CSW Industrials, Inc.	4	1,166
Kratos Defense & Security Solutions, Inc.*	39	1,158
Matson, Inc.	9	1,154
Novanta, Inc.*	9	1,151
Franklin Electric Company, Inc.	12	1,126
ESCO Technologies, Inc.	7	1,114
Belden, Inc.	11	1,103
Modine Manufacturing Co.*	14	1,075
Mueller Water Products, Inc. — Class A	42	1,068
Sanmina Corp.*	14	1,066
Exponent, Inc.	13	1,054
Bloom Energy Corp. — Class A*	53	1,042
Golar LNG Ltd.	27	1,026
Kadant, Inc.	3	1,011
Arcosa, Inc.	13	1,003
Boise Cascade Co.	10	981
Enpro, Inc.	6	971
Advanced Energy Industries, Inc.	10	953
EnerSys	10	916
Sterling Infrastructure, Inc.*	8	906
Granite Construction, Inc.	12	905
Plexus Corp.*	7	897
Construction Partners, Inc. — Class A*	12	862

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Industrial - 4.1% (continued)
AeroVironment, Inc.*	7	$834
Cactus, Inc. — Class A	18	825
Atmus Filtration Technologies, Inc.	22	808
Frontdoor, Inc.*	21	807
Primoris Services Corp.	14	804
RXO, Inc.*	42	802
Mirion Technologies, Inc.*	55	797
OSI Systems, Inc.*	4	777
Griffon Corp.	10	715
Joby Aviation, Inc.*	114	686
Terex Corp.	18	680
Enerpac Tool Group Corp.	15	673
AZZ, Inc.	8	669
Leonardo DRS, Inc.	20	658
Trinity Industries, Inc.	22	617
Archer Aviation, Inc. — Class A*	85	604
Mercury Systems, Inc.*	14	603
Hub Group, Inc. — Class A	16	595
TTM Technologies, Inc.*	28	574
Energizer Holdings, Inc.	19	568
Albany International Corp. — Class A	8	552
Atkore, Inc.	9	540
Alamo Group, Inc.	3	535
Vishay Intertechnology, Inc.	33	525
AAR Corp.*	9	504
O-I Glass, Inc.*	43	493
Standex International Corp.	3	484
Triumph Group, Inc.*	19	482
Hillman Solutions Corp.*	54	475
Gibraltar Industries, Inc.*	8	469
Werner Enterprises, Inc.	16	469
Kennametal, Inc.	22	469
Masterbrand, Inc.*	35	457
World Kinect Corp.	16	454
MYR Group, Inc.*	4	452
Scorpio Tankers, Inc.	12	451
Worthington Enterprises, Inc.	9	451
Hillenbrand, Inc.	18	435
Tecnoglass, Inc.	6	429
ArcBest Corp.	6	423
Greenbrier Companies, Inc.	8	410
Materion Corp.	5	408
Tennant Co.	5	399
Argan, Inc.	3	393
DHT Holdings, Inc.	37	388
Greif, Inc. — Class A	7	385
Lindsay Corp.	3	380
International Seaways, Inc.	11	365
Knowles Corp.*	24	365
Benchmark Electronics, Inc.	9	342
Powell Industries, Inc.	2	341
NuScale Power Corp.*	24	340
CTS Corp.	8	332
IES Holdings, Inc.*	2	330
Enovix Corp.*	44	323
Air Transport Services Group, Inc.*	13	292
NV5 Global, Inc.*	15	289
Helios Technologies, Inc.	9	289
SFL Corporation Ltd.	35	287
TriMas Corp.	12	281
Vicor Corp.*	6	281
Tutor Perini Corp.*	12	278
Apogee Enterprises, Inc.	6	278
Xometry, Inc. — Class A*	11	274
Janus International Group, Inc.*	38	274
Golden Ocean Group Ltd.	34	271
Teekay Tankers Ltd. — Class A	7	268
Energy Recovery, Inc.*	16	254
DXP Enterprises, Inc.*	3	247
Proto Labs, Inc.*	7	245
American Woodmark Corp.*	4	235
Ducommun, Inc.*	4	232
PureCycle Technologies, Inc.*	33	229
Worthington Steel, Inc.	9	228
Bel Fuse, Inc. — Class B	3	225
Limbach Holdings, Inc.*	3	223
Thermon Group Holdings, Inc.*	8	223
Marten Transport Ltd.	16	220
Napco Security Technologies, Inc.	9	207
Astec Industries, Inc.	6	207
CECO Environmental Corp.*	9	205
Ichor Holdings Ltd.*	9	203
Dorian LPG Ltd.	9	201
FLEX LNG Ltd.	8	184
American Superconductor Corp.*	10	181
Pactiv Evergreen, Inc.	10	180
Cadre Holdings, Inc.	6	178
Gorman-Rupp Co.	5	176
Astronics Corp.*	7	169
Applied Optoelectronics, Inc.*	11	169
Ryerson Holding Corp.	7	161
Metallus, Inc.*	12	160
NANO Nuclear Energy, Inc.*,1	6	159
Willis Lease Finance Corp.	1	158
Sturm Ruger & Company, Inc.	4	157
Great Lakes Dredge & Dock Corp.*	18	157
Genco Shipping & Trading Ltd.	11	147
Forward Air Corp.*	7	141
Enviri Corp.*	21	140
Nordic American Tankers Ltd.	56	138
JELD-WEN Holding, Inc.*	23	137
FARO Technologies, Inc.*	5	136
Montrose Environmental Group, Inc.*	9	128
Hyster-Yale, Inc.	3	125
Smith & Wesson Brands, Inc.	13	121
Ardagh Metal Packaging S.A.	40	121
Heartland Express, Inc.	13	120
Myers Industries, Inc.	10	119
LSI Industries, Inc.	7	119
Mesa Laboratories, Inc.	1	119
Columbus McKinnon Corp.	7	119
Costamare, Inc.	12	118
Kimball Electronics, Inc.*	7	115
Covenant Logistics Group, Inc. — Class A	5	111
Ardmore Shipping Corp.	11	108
Eastman Kodak Co.*	17	107

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Industrial - 4.1% (continued)
Insteel Industries, Inc.	4	$105
Teekay Corporation Ltd.	16	105
Clearwater Paper Corp.*	4	102
Evolv Technologies Holdings, Inc.*	31	97
Luxfer Holdings plc	8	95
Olympic Steel, Inc.	3	94
nLight, Inc.*	12	93
LSB Industries, Inc.*	14	92
Aspen Aerogels, Inc.*	14	90
National Presto Industries, Inc.	1	88
Standard BioTools, Inc.*	79	85
Byrna Technologies, Inc.*	5	84
Northwest Pipe Co.*	2	83
Manitowoc Company, Inc.*	9	77
CryoPort, Inc.*	12	73
Latham Group, Inc.*	11	71
AerSale Corp.*	9	67
Park Aerospace Corp.	5	67
Allient, Inc.	3	66
Centuri Holdings, Inc.*	4	65
Bowman Consulting Group Ltd.*	3	65
Ranpak Holdings Corp.*	12	65
SmartRent, Inc.*	53	64
NVE Corp.	1	64
Mistras Group, Inc.*	6	63
Safe Bulkers, Inc.	17	63
GrafTech International Ltd.*	70	61
MicroVision, Inc.*	49	61
Greif, Inc. — Class B	1	59
Graham Corp.*	2	57
Turtle Beach Corp.*	4	57
ChargePoint Holdings, Inc.*	92	56
Radiant Logistics, Inc.*	9	55
Karat Packaging, Inc.	2	53
Universal Logistics Holdings, Inc.	2	52
Pure Cycle Corp.*	5	52
Intuitive Machines, Inc.*	7	52
Eastern Co.	2	51
Redwire Corp.*	6	50
Tredegar Corp.*	6	46
Himalaya Shipping Ltd.	8	44
Park-Ohio Holdings Corp.	2	43
Pangaea Logistics Solutions Ltd.	9	43
Orion Group Holdings, Inc.*	8	42
Mayville Engineering Company, Inc.*	3	40
L B Foster Co. — Class A*	2	39
Concrete Pumping Holdings, Inc.	7	38
Stoneridge, Inc.*	8	37
Gencor Industries, Inc.*	3	36
Omega Flex, Inc.	1	35
AMMO, Inc.*	25	35
Proficient Auto Logistics, Inc.*	4	33
Taylor Devices, Inc.*	1	32
Smith-Midland Corp.*	1	31
Core Molding Technologies, Inc.*	2	30
Arq, Inc.*	7	29
NN, Inc.*	12	27
908 Devices, Inc.*	6	27
Eve Holding, Inc.*	8	27
PAMT CORP*	2	24
NL Industries, Inc.	3	24
Twin Disc, Inc.	3	23
GoPro, Inc. — Class A*	34	23
Perma-Fix Environmental Services, Inc.*	3	22
Sight Sciences, Inc.*	9	22
Virgin Galactic Holdings, Inc.*	6	18
Caesarstone Ltd.*	6	15
Net Power, Inc.*	5	13
Quest Resource Holding Corp.*	5	13
VirTra, Inc.*	3	12
Ultralife Corp.*	2	11
Amprius Technologies, Inc.*	4	11
Southland Holdings, Inc.*	3	9
LanzaTech Global, Inc.*	30	7
374Water, Inc.*	17	6
Bridger Aerospace Group Holdings, Inc.*	2	2
Solidion Technology, Inc.*	4	1
Total Industrial		99,662
Consumer, Cyclical - 2.7%
Beacon Roofing Supply, Inc.*	16	1,979
Brinker International, Inc.*	12	1,789
Aurora Innovation, Inc.*	254	1,708
Taylor Morrison Home Corp. — Class A*	27	1,621
Meritage Homes Corp.	19	1,347
Champion Homes, Inc.*	14	1,327
FirstCash Holdings, Inc.	10	1,203
Group 1 Automotive, Inc.	3	1,146
Asbury Automotive Group, Inc.*	5	1,104
Cavco Industries, Inc.*	2	1,039
Installed Building Products, Inc.	6	1,029
Abercrombie & Fitch Co. — Class A*	13	993
KB Home	17	988
Kontoor Brands, Inc.	15	962
Six Flags Entertainment Corp.*	25	892
Urban Outfitters, Inc.*	17	891
Shake Shack, Inc. — Class A*	10	882
SkyWest, Inc.*	10	874
Boot Barn Holdings, Inc.*	8	859
Rush Enterprises, Inc. — Class A	16	854
H&E Equipment Services, Inc.	9	853
Dorman Products, Inc.*	7	844
Academy Sports & Outdoors, Inc.	18	821
M/I Homes, Inc.*	7	799
Tri Pointe Homes, Inc.*	24	766
Patrick Industries, Inc.	9	761
Cinemark Holdings, Inc.	30	747
GMS, Inc.*	10	732
Goodyear Tire & Rubber Co.*	77	711
Hilton Grand Vacations, Inc.*	19	711
UniFirst Corp.	4	696
Resideo Technologies, Inc.*	39	690
Sweetgreen, Inc. — Class A*	27	676

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Cyclical - 2.7% (continued)
Life Time Group Holdings, Inc.*	22	$664
Signet Jewelers Ltd.	11	639
Cheesecake Factory, Inc.[1]	13	633
PriceSmart, Inc.	7	615
LCI Industries	7	612
VSE Corp.	5	600
Peloton Interactive, Inc. — Class A*	93	588
Red Rock Resorts, Inc. — Class A	13	564
Atlanta Braves Holdings, Inc. — Class C*	14	560
Hanesbrands, Inc.*	97	560
OPENLANE, Inc.*	29	559
American Eagle Outfitters, Inc.	47	546
Visteon Corp.*	7	543
Steven Madden Ltd.	20	533
HNI Corp.	12	532
International Game Technology plc	31	504
Acushnet Holdings Corp.	7	481
Century Communities, Inc.	7	470
Phinia, Inc.	11	467
Dana, Inc.	35	467
Green Brick Partners, Inc.*	8	466
OneSpaWorld Holdings Ltd.	27	453
REV Group, Inc.	14	442
La-Z-Boy, Inc.	11	430
Warby Parker, Inc. — Class A*	23	419
JetBlue Airways Corp.*	83	400
LGI Homes, Inc.*	6	399
Victoria's Secret & Co.*	21	390
Papa John's International, Inc.	9	370
United Parks & Resorts, Inc.*	8	364
MillerKnoll, Inc.	19	364
Sonos, Inc.*	34	363
Madison Square Garden Entertainment Corp.*	10	327
Foot Locker, Inc.*	23	324
Winmark Corp.	1	318
Interface, Inc. — Class A	16	317
IMAX Corp.*	12	316
AMC Entertainment Holdings, Inc. — Class A*	107	307
Buckle, Inc.	8	307
G-III Apparel Group Ltd.*	11	301
Wolverine World Wide, Inc.	21	292
Blue Bird Corp.*	9	291
Everi Holdings, Inc.*	21	287
Sabre Corp.*	101	284
Adient plc*	22	283
National Vision Holdings, Inc.*	22	281
Steelcase, Inc. — Class A	25	274
Super Group SGHC Ltd.	41	264
Sally Beauty Holdings, Inc.*	29	262
Lions Gate Entertainment Corp. — Class B*	33	261
Fox Factory Holding Corp.*	11	257
MRC Global, Inc.*	22	253
Topgolf Callaway Brands Corp.*	38	250
Global Business Travel Group I*	34	247
Camping World Holdings, Inc. — Class A	15	242
Winnebago Industries, Inc.	7	241
Gentherm, Inc.*	9	241
ScanSource, Inc.*	7	238
Oxford Industries, Inc.	4	234
Monarch Casino & Resort, Inc.	3	233
Cracker Barrel Old Country Store, Inc.	6	233
Sonic Automotive, Inc. — Class A	4	228
Rush Street Interactive, Inc.*	21	225
Pursuit Attractions and Hospitality, Inc.*	6	212
Allegiant Travel Co. — Class A*	4	207
XPEL, Inc.*	7	206
PC Connection, Inc.	3	187
Malibu Boats, Inc. — Class A*	6	184
Dream Finders Homes, Inc. — Class A*	8	180
Caleres, Inc.	10	172
BJ's Restaurants, Inc.*	5	171
First Watch Restaurant Group, Inc.*	10	167
Portillo's, Inc. — Class A*	14	166
Ethan Allen Interiors, Inc.	6	166
Jack in the Box, Inc.	6	163
Beazer Homes USA, Inc.*	8	163
Douglas Dynamics, Inc.	7	163
Golden Entertainment, Inc.	6	158
Dave & Buster's Entertainment, Inc.*	9	158
Bloomin' Brands, Inc.	22	158
Lions Gate Entertainment Corp. — Class A*	17	151
BlueLinx Holdings, Inc.*	2	150
Build-A-Bear Workshop, Inc. — Class A	4	149
ODP Corp.*	10	143
Accel Entertainment, Inc.*	14	139
Sun Country Airlines Holdings, Inc.*	11	135
Wabash National Corp.	12	133
MarineMax, Inc.*	6	129
Miller Industries, Inc.	3	127
A-Mark Precious Metals, Inc.	5	127
American Axle & Manufacturing Holdings, Inc.*	31	126
Standard Motor Products, Inc.	5	125
Titan International, Inc.*	14	117
Dine Brands Global, Inc.	5	116
Arhaus, Inc.*	13	113
Rush Enterprises, Inc. — Class B	2	113
Shoe Carnival, Inc.	5	110
Daktronics, Inc.*	9	110
Forestar Group, Inc.*	5	106
Hovnanian Enterprises, Inc. — Class A*	1	105
Kura Sushi USA, Inc. — Class A*	2	102
Marcus Corp.	6	100
Nu Skin Enterprises, Inc. — Class A	13	94

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Cyclical - 2.7% (continued)
indie Semiconductor, Inc. — Class A*,1	45	$92
America's Car-Mart, Inc.*	2	91
Atlanta Braves Holdings, Inc. — Class A*	2	88
Arko Corp.	22	87
RCI Hospitality Holdings, Inc.	2	86
Titan Machinery, Inc.*	5	85
Xperi, Inc.*	11	85
Lindblad Expeditions Holdings, Inc.*	9	83
Shyft Group, Inc.	10	81
Potbelly Corp.*	8	76
Hudson Technologies, Inc.*	12	74
Clean Energy Fuels Corp.*	47	73
El Pollo Loco Holdings, Inc.*	7	72
EVgo, Inc.*	27	72
Petco Health & Wellness Company, Inc.*	23	70
MasterCraft Boat Holdings, Inc.*	4	69
Global Industrial Co.	3	67
Movado Group, Inc.	4	67
OneWater Marine, Inc. — Class A*	4	65
Genesco, Inc.*	3	64
Cooper-Standard Holdings, Inc.*	4	61
Weyco Group, Inc.	2	61
Zumiez, Inc.*	4	60
Haverty Furniture Companies, Inc.	3	59
Hamilton Beach Brands Holding Co. — Class A	3	58
Methode Electronics, Inc.	9	57
Funko, Inc. — Class A*	8	55
Hyliion Holdings Corp.*	39	55
Lovesac Co.*	3	55
Denny's Corp.*	14	51
ThredUp, Inc. — Class A*	21	51
Xponential Fitness, Inc. — Class A*	6	50
JAKKS Pacific, Inc.	2	49
Frontier Group Holdings, Inc.*	11	48
Tile Shop Holdings, Inc.*	7	45
Citi Trends, Inc.*	2	44
Designer Brands, Inc. — Class A1	12	44
Superior Group of Companies, Inc.	4	44
Aeva Technologies, Inc.*	6	42
Savers Value Village, Inc.*	6	41
Reservoir Media, Inc.*	5	38
Sleep Number Corp.*	6	38
Virco Mfg. Corp.	4	38
Solid Power, Inc.*	36	38
Flexsteel Industries, Inc.	1	36
Leslie's, Inc.*	49	36
Rocky Brands, Inc.	2	35
Full House Resorts, Inc.*	8	33
Holley, Inc.*	13	33
Landsea Homes Corp.*	5	32
Webtoon Entertainment, Inc.*	4	31
Escalade, Inc.	2	31
Hooker Furnishings Corp.	3	30
Clarus Corp.	8	30
Torrid Holdings, Inc.*	5	27
Luminar Technologies, Inc.*	5	27
Wheels Up Experience, Inc.*	25	25
Marine Products Corp.	3	25
Johnson Outdoors, Inc. — Class A	1	25
Blink Charging Co.*	26	24
Destination XL Group, Inc.*	15	22
CompX International, Inc.	1	21
J Jill, Inc.	1	20
iRobot Corp.*	7	19
SES AI Corp.*	35	18
Vera Bradley, Inc.*	8	18
ONE Group Hospitality, Inc.*	6	18
Traeger, Inc.*	10	17
EVI Industries, Inc.	1	17
GrowGeneration Corp.*	15	16
Lifetime Brands, Inc.	3	15
Purple Innovation, Inc.*	16	12
Livewire Group, Inc.*	5	10
Commercial Vehicle Group, Inc.*	8	9
Tilly's, Inc. — Class A*	4	9
United Homes Group, Inc.*	1	3
Total Consumer, Cyclical		66,963
Technology - 2.3%
ExlService Holdings, Inc.*	41	1,936
CommVault Systems, Inc.*	12	1,893
ACI Worldwide, Inc.*	28	1,532
Rambus, Inc.*	28	1,450
Clearwater Analytics Holdings, Inc. — Class A*	50	1,340
SPS Commerce, Inc.*	10	1,327
Qualys, Inc.*	10	1,259
IonQ, Inc.*	54	1,192
Varonis Systems, Inc.*	29	1,173
Box, Inc. — Class A*	37	1,142
Tenable Holdings, Inc.*	32	1,119
Workiva, Inc.*	14	1,063
Insight Enterprises, Inc.*	7	1,050
Maximus, Inc.	15	1,023
Silicon Laboratories, Inc.*	8	901
Intapp, Inc.*	14	817
Waystar Holding Corp.*	21	785
Freshworks, Inc. — Class A*	55	776
BlackLine, Inc.*	16	775
SiTime Corp.*	5	764
Power Integrations, Inc.	15	758
SoundHound AI, Inc. — Class A*,1	86	698
ASGN, Inc.*	11	693
Semtech Corp.*	20	688
WNS Holdings Ltd.*	11	676
Zeta Global Holdings Corp. — Class A*	48	651
Synaptics, Inc.*	10	637
C3.ai, Inc. — Class A*	30	632
Clear Secure, Inc. — Class A	24	622
Blackbaud, Inc.*	10	621
Progress Software Corp.	12	618
Braze, Inc. — Class A*	17	613

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Technology - 2.3% (continued)
Privia Health Group, Inc.*	27	$606
DigitalOcean Holdings, Inc.*	18	601
ACV Auctions, Inc. — Class A*	41	578
FormFactor, Inc.*	20	566
PAR Technology Corp.*	9	552
Impinj, Inc.*	6	544
NCR Atleos Corp.*	20	528
Vertex, Inc. — Class A*	15	525
Alignment Healthcare, Inc.*	28	521
Diodes, Inc.*	12	518
Ambarella, Inc.*	10	503
AvePoint, Inc.*	34	491
CSG Systems International, Inc.	8	484
Kulicke & Soffa Industries, Inc.	14	462
Rapid7, Inc.*	17	451
Axcelis Technologies, Inc.*	9	447
Agilysys, Inc.*	6	435
PagerDuty, Inc.*	23	420
Alkami Technology, Inc.*	16	420
NetScout Systems, Inc.*	19	399
AvidXchange Holdings, Inc.*	47	399
Rigetti Computing, Inc.*,1	50	396
Pitney Bowes, Inc.	43	389
Phreesia, Inc.*	15	383
Adeia, Inc.	29	383
NCR Voyix Corp.*	39	380
D-Wave Quantum, Inc.*,1	48	365
Photronics, Inc.*	17	353
ACM Research, Inc. — Class A*	14	327
Diebold Nixdorf, Inc.*	7	306
Asana, Inc. — Class A*	21	306
Donnelley Financial Solutions, Inc.*	7	306
Evolent Health, Inc. — Class A*	32	303
Veeco Instruments, Inc.*	15	301
Schrodinger Incorporated/United States*	15	296
Appian Corp. — Class A*	10	288
Sprout Social, Inc. — Class A*	13	286
Verint Systems, Inc.*	16	286
SolarWinds Corp.	15	276
Jamf Holding Corp.*	22	267
Ultra Clean Holdings, Inc.*	12	257
NextNav, Inc.*	21	256
Innodata, Inc.*	7	251
Digi International, Inc.*	9	250
Grid Dynamics Holdings, Inc.*	16	250
PROS Holdings, Inc.*	13	247
Penguin Solutions, Inc.*	14	243
MaxLinear, Inc. — Class A*	21	228
Fastly, Inc. — Class A*	35	222
Sapiens International Corporation N.V.	8	217
Vimeo, Inc.*	40	210
V2X, Inc.*	4	196
Blend Labs, Inc. — Class A*	55	184
Amplitude, Inc. — Class A*	18	183
Cohu, Inc.*	12	177
Olo, Inc. — Class A*	28	169
Planet Labs PBC*	50	169
Ibotta, Inc. — Class A*,1	4	169
Yext, Inc.*	25	154
CEVA, Inc.*	6	154
PDF Solutions, Inc.*	8	153
OneSpan, Inc.	10	153
Xerox Holdings Corp.	31	150
Alpha & Omega Semiconductor Ltd.*	6	149
MeridianLink, Inc.*	8	148
I3 Verticals, Inc. — Class A*	6	148
N-able, Inc.*	20	142
Integral Ad Science Holding Corp.*	17	137
Enfusion, Inc. — Class A*	12	134
Porch Group, Inc.*	18	131
Logility Supply Chain Solutions, Inc. — Class A	9	128
Pagaya Technologies Ltd. — Class A*	12	126
Weave Communications, Inc.*	11	122
Cantaloupe, Inc.*	15	118
Conduent, Inc.*	43	116
Consensus Cloud Solutions, Inc.*	5	115
Red Violet, Inc.	3	113
Climb Global Solutions, Inc.	1	111
PlayAGS, Inc.*	9	109
Mitek Systems, Inc.*	13	107
Corsair Gaming, Inc.*	12	106
PubMatic, Inc. — Class A*	11	101
Ouster, Inc.*	11	99
Simulations Plus, Inc.	4	98
BigCommerce Holdings, Inc.*	17	98
E2open Parent Holdings, Inc.*	48	96
Cerence, Inc.*	12	95
Bandwidth, Inc. — Class A*	7	92
Talkspace, Inc.*	34	87
GigaCloud Technology, Inc. — Class A*,1	6	85
SEMrush Holdings, Inc. — Class A*	9	84
Unisys Corp.*	18	83
Life360, Inc.*	2	77
Vishay Precision Group, Inc.*	3	72
3D Systems Corp.*	34	72
Navitas Semiconductor Corp.*	35	72
Domo, Inc. — Class B*	9	70
BigBear.ai Holdings, Inc.*	24	69
Digital Turbine, Inc.*	25	68
Cricut, Inc. — Class A	13	67
Digimarc Corp.*	5	64
Health Catalyst, Inc.*	14	63
8x8, Inc.*	31	62
ReposiTrak, Inc.[1]	3	61
Immersion Corp.	8	61
Asure Software, Inc.*	6	57
SkyWater Technology, Inc.*	8	57
Inspired Entertainment, Inc.*	6	51
Aehr Test Systems*,1	7	51
EverCommerce, Inc.*	5	50
Viant Technology, Inc. — Class A*	4	50
Rimini Street, Inc.*	14	49
IBEX Holdings Ltd.*	2	49

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Technology - 2.3% (continued)
Arteris, Inc.*	7	$48
Kaltura, Inc.*	23	43
ON24, Inc.*	8	42
Outbrain, Inc.*	11	41
Definitive Healthcare Corp.*	14	40
CS Disco, Inc.*	9	37
Telos Corp.*	15	36
Richardson Electronics Ltd.	3	33
Playstudios, Inc.*	24	30
eGain Corp.*	6	29
Rackspace Technology, Inc.*	16	27
Everspin Technologies, Inc.*	5	25
WM Technology, Inc.*	20	23
TTEC Holdings, Inc.*	6	20
Rekor Systems, Inc.*	19	17
QuickLogic Corp.*	3	15
Golden Matrix Group, Inc.*	5	10
Airship AI Holdings, Inc.*	1	4
GCT Semiconductor Holding, Inc.*	2	3
System1, Inc.*	6	2
Total Technology		57,608
Energy - 1.2%
ChampionX Corp.	51	1,520
CNX Resources Corp.*	39	1,228
Magnolia Oil & Gas Corp. — Class A	47	1,187
Archrock, Inc.	45	1,181
Core Natural Resources, Inc.	14	1,079
Murphy Oil Corp.	37	1,051
SM Energy Co.	31	928
Patterson-UTI Energy, Inc.	106	871
California Resources Corp.	19	835
Noble Corporation plc	35	830
Northern Oil & Gas, Inc.	27	816
Helmerich & Payne, Inc.	27	705
Warrior Met Coal, Inc.	14	668
Valaris Ltd.*	17	667
Liberty Energy, Inc. — Class A	42	665
Transocean Ltd.*	197	625
Oceaneering International, Inc.*	27	589
Gulfport Energy Corp.*	3	552
Tidewater, Inc.*	13	550
PBF Energy, Inc. — Class A	28	535
Kinetik Holdings, Inc. — Class A	10	519
Comstock Resources, Inc.*	25	509
DNOW, Inc.*	29	495
Crescent Energy Co. — Class A	44	495
Kodiak Gas Services, Inc.	12	448
Peabody Energy Corp.	32	434
Sitio Royalties Corp. — Class A	21	417
Seadrill Ltd.*	16	400
Talos Energy, Inc.*	41	399
Alpha Metallurgical Resources, Inc.*	3	376
Sable Offshore Corp.*	14	355
Sunrun, Inc.*	60	352
Helix Energy Solutions Group, Inc.*	39	324
Atlas Energy Solutions, Inc.[1]	18	321
Plug Power, Inc.*,1	219	296
Kosmos Energy Ltd.*	127	290
Delek US Holdings, Inc.	17	256
Select Water Solutions, Inc. — Class A	24	252
NextDecade Corp.*	32	249
Expro Group Holdings N.V.*	25	248
Aris Water Solutions, Inc. — Class A	7	224
Bristow Group, Inc.*	7	221
Par Pacific Holdings, Inc.*	15	214
Array Technologies, Inc.*	42	205
SunCoke Energy, Inc.	22	202
Core Laboratories, Inc.	13	195
CVR Energy, Inc.*	10	194
Innovex International, Inc.*	10	180
ProPetro Holding Corp.*	24	176
Diversified Energy Company plc	13	176
Vitesse Energy, Inc.	7	172
Shoals Technologies Group, Inc. — Class A*	47	156
Solaris Energy Infrastructure, Inc. — Class A	7	152
REX American Resources Corp.*	4	150
Vital Energy, Inc.*	7	149
Borr Drilling Ltd.[1]	64	140
RPC, Inc.	24	132
Flowco Holdings, Inc. — Class A*	5	128
Nabors Industries Ltd.*	3	125
NPK International, Inc.*	20	116
Excelerate Energy, Inc. — Class A	4	115
TETRA Technologies, Inc.*	34	114
VAALCO Energy, Inc.	28	105
SandRidge Energy, Inc.	9	103
Oil States International, Inc.*	18	93
Granite Ridge Resources, Inc.	15	91
Riley Exploration Permian, Inc.	3	88
Green Plains, Inc.*	18	87
Matrix Service Co.*	7	87
Hallador Energy Co.*	7	86
BKV Corp.*	4	84
Fluence Energy, Inc.*	14	68
NACCO Industries, Inc. — Class A	2	68
Natural Gas Services Group, Inc.*	3	66
Berry Corp.	20	64
Forum Energy Technologies, Inc.*	3	60
Ranger Energy Services, Inc. — Class A	4	57
ASP Isotopes, Inc.*	12	56
Infinity Natural Resources, Inc. — Class A*	3	56
Ramaco Resources, Inc. — Class A	6	49
Ring Energy, Inc.*	40	46
ProFrac Holding Corp. — Class A*,1	6	46
DMC Global, Inc.*	5	42
W&T Offshore, Inc.	27	42
Evolution Petroleum Corp.	8	41

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Energy - 1.2% (continued)
Montauk Renewables, Inc.*	19	$40
HighPeak Energy, Inc.	3	38
T1 Energy, Inc.*	30	38
Amplify Energy Corp.*	10	37
SEACOR Marine Holdings, Inc.*	7	35
FutureFuel Corp.	7	27
Geospace Technologies Corp.*	3	22
Aemetis, Inc.*	11	19
Empire Petroleum Corp.*	3	19
FuelCell Energy, Inc.*,1	4	18
Energy Vault Holdings, Inc.*	24	17
Stem, Inc.*	42	15
Mammoth Energy Services, Inc.*	7	14
Sunnova Energy International, Inc.*	29	11
TPI Composites, Inc.*	12	10
Drilling Tools International Corp.*	3	7
Ramaco Resources, Inc. — Class B	1	7
Prairie Operating Co.*	1	5
Verde Clean Fuels, Inc.*	1	3
SolarMax Technology, Inc.*	2	2
Total Energy		30,122
Communications - 1.1%
Hims & Hers Health, Inc.*	52	1,537
Credo Technology Group Holding Ltd.*	37	1,486
InterDigital, Inc.	7	1,447
Q2 Holdings, Inc.*	16	1,280
Lumen Technologies, Inc.*	262	1,027
Telephone & Data Systems, Inc.	26	1,007
EchoStar Corp. — Class A*	33	844
AST SpaceMobile, Inc.*,1	36	819
TEGNA, Inc.	43	784
Cogent Communications Holdings, Inc.	12	736
Cargurus, Inc.*	24	699
Viavi Solutions, Inc.*	60	671
Yelp, Inc. — Class A*	17	629
Calix, Inc.*	16	567
Extreme Networks, Inc.*	34	450
Upwork, Inc.*	34	444
ePlus, Inc.*	7	427
Ziff Davis, Inc.*	11	413
Magnite, Inc.*	35	399
DigitalBridge Group, Inc.	43	379
Despegar.com Corp.*	19	357
Viasat, Inc.*	33	344
A10 Networks, Inc.	20	327
CommScope Holding Company, Inc.*	57	303
Globalstar, Inc.*	14	292
Harmonic, Inc.*	30	288
Applied Digital Corp.*,1	50	281
Cable One, Inc.	1	266
Sprinklr, Inc. — Class A*	31	259
fuboTV, Inc.*	88	257
Revolve Group, Inc.*	11	236
QuinStreet, Inc.*	13	232
Sphere Entertainment Co.*	7	229
Liberty Latin America Ltd. — Class C*	35	217
IDT Corp. — Class B	4	205
HealthStream, Inc.	6	193
ADTRAN Holdings, Inc.*	22	192
Cars.com, Inc.*	17	192
EverQuote, Inc. — Class A*	7	183
NETGEAR, Inc.*	7	171
Shenandoah Telecommunications Co.	13	163
Figs, Inc. — Class A*	35	161
Liquidity Services, Inc.*	5	155
Opendoor Technologies, Inc.*	147	150
Gogo, Inc.*	17	147
Sinclair, Inc.	9	143
Grindr, Inc.*	8	143
Couchbase, Inc.*	9	142
Preformed Line Products Co.	1	140
Stagwell, Inc.*	23	139
Powerfleet Incorporated NJ*	24	132
Shutterstock, Inc.[1]	7	130
RealReal, Inc.*	23	124
Bumble, Inc. — Class A*	27	117
National CineMedia, Inc.	20	117
Thryv Holdings, Inc.*	9	115
Scholastic Corp.	6	113
Gannett Company, Inc.*	39	113
Groupon, Inc.*	6	113
Anterix, Inc.*	3	110
Clear Channel Outdoor Holdings, Inc.*	95	106
Boston Omaha Corp. — Class A*	7	102
Gray Media, Inc.	23	99
Ribbon Communications, Inc.*	25	98
Ooma, Inc.*	7	92
Clearfield, Inc.*	3	89
TechTarget, Inc.*	6	89
Spok Holdings, Inc.	5	82
Stitch Fix, Inc. — Class A*	24	78
Beyond, Inc.*	13	75
Nextdoor Holdings, Inc.*	49	75
Open Lending Corp. — Class A*	27	75
MediaAlpha, Inc. — Class A*	7	65
WideOpenWest, Inc.*	13	64
Vivid Seats, Inc. — Class A*	21	62
AMC Networks, Inc. — Class A*	9	62
ATN International, Inc.	3	61
Aviat Networks, Inc.*	3	57
Liberty Latin America Ltd. — Class A*	9	57
Gambling.com Group Ltd.*	4	50
BARK, Inc.*	36	50
Eventbrite, Inc. — Class A*	23	49
Getty Images Holdings, Inc.*	28	48
Backblaze, Inc. — Class A*	10	48
EW Scripps Co. — Class A*	16	47
Advantage Solutions, Inc.*	30	45
LifeMD, Inc.*	8	44
OptimizeRx Corp.*	5	43
1-800-Flowers.com, Inc. — Class A*	7	41

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Communications - 1.1% (continued)
iHeartMedia, Inc. — Class A*	24	$40
BlackSky Technology, Inc.*,1	5	39
Entravision Communications Corp. — Class A	17	36
Tucows, Inc. — Class A*	2	34
Lands' End, Inc.*	3	31
Nerdy, Inc.*	18	26
Townsquare Media, Inc. — Class A	3	25
AudioEye, Inc.*	2	22
1stdibs.com, Inc.*	7	21
Cardlytics, Inc.*	10	18
LiveOne, Inc.*	17	12
RumbleON, Inc. — Class B*	4	11
Vacasa, Inc. — Class A*	2	11
Solo Brands, Inc. — Class A*	7	1
Total Communications		26,016
Basic Materials - 0.8%
Carpenter Technology Corp.	13	2,356
Balchem Corp.	9	1,494
Commercial Metals Co.	30	1,380
Cabot Corp.	14	1,164
Coeur Mining, Inc.*	165	977
Avient Corp.	24	892
Hecla Mining Co.	156	867
HB Fuller Co.	15	842
Sensient Technologies Corp.	11	819
Innospec, Inc.	7	663
Sylvamo Corp.	9	604
SSR Mining, Inc.*	55	552
Hawkins, Inc.	5	530
Uranium Energy Corp.*	107	511
Minerals Technologies, Inc.	8	508
Quaker Chemical Corp.	4	494
Ingevity Corp.*	10	396
Perimeter Solutions, Inc.*	36	362
Constellium SE*	35	353
Rogers Corp.*	5	338
Stepan Co.	6	330
Century Aluminum Co.*	15	278
United States Lime & Minerals, Inc.	3	265
Centrus Energy Corp. — Class A*	4	249
Kaiser Aluminum Corp.	4	242
Tronox Holdings plc — Class A	33	232
Orion S.A.	16	207
Ecovyst, Inc.*	33	205
Radius Recycling, Inc. — Class A	7	202
Novagold Resources, Inc.*	67	196
Energy Fuels, Inc.*	44	164
AdvanSix, Inc.	7	158
Koppers Holdings, Inc.	5	140
MAC Copper Ltd. — Class A*	14	134
Ivanhoe Electric Incorporated / US*	22	128
Perpetua Resources Corp.*	11	118
Rayonier Advanced Materials, Inc.*	17	98
Compass Minerals International, Inc.*	10	93
Oil-Dri Corporation of America	2	92
Intrepid Potash, Inc.*	3	88
Mativ Holdings, Inc.	14	87
Encore Energy Corp.*	48	66
Ur-Energy, Inc.*	82	55
Codexis, Inc.*	19	51
Caledonia Mining Corporation plc	4	50
Kronos Worldwide, Inc.	6	45
i-80 Gold Corp.*	74	43
Dakota Gold Corp.*	16	42
Lifezone Metals Ltd.*	10	42
Lightwave Logic, Inc.*	32	33
Piedmont Lithium, Inc.*	5	32
American Vanguard Corp.	7	31
Northern Technologies International Corp.	2	21
Contango ORE, Inc.*	2	20
Valhi, Inc.	1	16
Critical Metals Corp.*	2	3
Total Basic Materials		20,358
Utilities - 0.8%
New Jersey Resources Corp.	27	1,325
TXNM Energy, Inc.	24	1,283
Portland General Electric Co.	28	1,249
Spire, Inc.	15	1,174
Brookfield Infrastructure Corp. — Class A	32	1,158
Black Hills Corp.	19	1,152
Southwest Gas Holdings, Inc.	16	1,149
ONE Gas, Inc.	15	1,134
Ormat Technologies, Inc.	15	1,062
ALLETE, Inc.	15	985
MGE Energy, Inc.	10	930
Northwestern Energy Group, Inc.	16	926
Otter Tail Corp.	11	884
Avista Corp.	21	879
American States Water Co.	10	787
California Water Service Group	16	775
Chesapeake Utilities Corp.	6	770
Hawaiian Electric Industries, Inc.*	46	504
SJW Group	9	492
Northwest Natural Holding Co.	10	427
Middlesex Water Co.	5	320
Unitil Corp.	4	231
York Water Co.	4	139
Ameresco, Inc. — Class A*	9	109
Altus Power, Inc.*	20	99
Consolidated Water Company Ltd.	4	98
RGC Resources, Inc.	3	63
Genie Energy Ltd. — Class B	4	60
Global Water Resources, Inc.	3	31
Total Utilities		20,195
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	7	256
Total Common Stocks
(Cost $626,100)		637,886

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	$–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.
Expires 04/30/25	69	–
Novartis AG
Expires 12/31/29	35	–
Tobira Therapeutics, Inc.
Expires 12/31/28	8	–
Sanofi SA
Expires 06/30/27	15	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $14)		–

EXCHANGE-TRADED FUNDS***,† - 30.7%
Vanguard Russell 2000 ETF	4,679	377,361
iShares Russell 2000 Index ETF[1]	1,889	376,837
Total Exchange-Traded Funds
(Cost $827,474)		754,198

MUTUAL FUNDS† - 25.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	38,037	381,514
Guggenheim Strategy Fund II2	9,842	244,683
Total Mutual Funds
(Cost $616,793)		626,197

	Face Amount
FEDERAL AGENCY NOTES†† - 6.1%
Federal Farm Credit Bank
4.32% due 02/27/26	$150,000	149,865
Total Federal Agency Notes
(Cost $149,993)		149,865

U.S. TREASURY BILLS†† - 4.0%
U.S. Treasury Bills
4.20% due 06/12/25[3,4]	50,000	49,581
4.08% due 04/08/25[4,5]	48,000	47,960
Total U.S. Treasury Bills
(Cost $97,541)		97,541

REPURCHASE AGREEMENTS††,6 - 11.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	160,790	160,790
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	123,227	123,227
Total Repurchase Agreements
(Cost $284,017)		284,017

	Shares
SECURITIES LENDING COLLATERAL†,7 - 12.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	294,081	294,081
Total Securities Lending Collateral
(Cost $294,081)		294,081
Total Investments - 115.9%
(Cost $2,896,013)		$2,843,785
Other Assets & Liabilities, net - (15.9)%		(389,101)
Total Net Assets - 100.0%		$2,454,684

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Jun 2025	$608,130	$(10,135)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	263	$528,968	$(16,279)
Barclays Bank plc	Russell 2000 Index	Pay	5.09% (SOFR + 0.75%)	At Maturity	06/26/25	271	546,224	(16,812)
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	06/25/25	322	648,203	(26,891)
							$1,723,395	$(59,982)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$637,886		$—	$—	*	$637,886
Warrants	—	*	—	—		—
Rights	—		—	—	*	—
Exchange-Traded Funds	754,198		—	—		754,198
Mutual Funds	626,197		—	—		626,197
Federal Agency Notes	—		149,865	—		149,865
U.S. Treasury Bills	—		97,541	—		97,541
Repurchase Agreements	—		284,017	—		284,017
Securities Lending Collateral	294,081		—	—		294,081
Total Assets	$2,312,362		$531,423	$—		$2,843,785

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,135	$—	$—	$10,135
Equity Index Swap Agreements**	—	59,982	—	59,982
Total Liabilities	$10,135	$59,982	$—	$70,117

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$244,585	$–	$–	$–	$98	$244,683	9,842	$3,259
Guggenheim Ultra Short Duration Fund — Institutional Class	380,753	–	–	–	761	381,514	38,037	4,237
	$625,338	$–	$–	$–	$859	$626,197		$7,496

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
RIGHT††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$–
Total Right
(Cost $–)		–

EXCHANGE-TRADED FUNDS***,† - 4.2%
Vanguard Russell 2000 ETF	2,308	186,140
iShares Russell 2000 Index ETF[1]	932	185,925
Total Exchange-Traded Funds
(Cost $408,358)		372,065

	Face Amount
FEDERAL AGENCY DISCOUNT NOTE†† - 22.3%
Federal Home Loan Bank
4.23% due 04/04/25[2]	$2,000,000	1,999,296
Total Federal Agency Discount Note
(Cost $1,999,296)		1,999,296

U.S. TREASURY BILLS†† - 11.8%
U.S. Treasury Bills
4.20% due 04/01/25[2]	800,000	800,000
4.08% due 04/08/25[2,3]	162,000	161,866
4.20% due 06/12/25[2,4]	100,000	99,162
Total U.S. Treasury Bills
(Cost $1,061,028)		1,061,028

FEDERAL AGENCY NOTE†† - 10.4%
Federal Farm Credit Bank
4.47% (SOFR + 0.13%, Rate Floor: 0.00%) due 04/03/25◊	935,000	935,019
Total Federal Agency Note
(Cost $935,005)		935,019

REPURCHASE AGREEMENTS††,5 - 58.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	2,949,719	2,949,719
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	2,260,629	2,260,629
Total Repurchase Agreements
(Cost $5,210,348)		5,210,348

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	131,698	131,698
Total Securities Lending Collateral
(Cost $131,698)		131,698
Total Investments - 108.4%
(Cost $9,745,733)		$9,709,454
Other Assets & Liabilities, net - (8.4)%		(755,603)
Total Net Assets - 100.0%		$8,953,851

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	17	Jun 2025	$1,723,035	$(38,827)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.09% (SOFR + 0.75%)	At Maturity	06/26/25	443	$890,874	$(27,417)
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	2,048	4,119,397	(126,783)
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	06/25/25	5,357	10,777,072	(427,478)
							$15,787,343	$(581,678)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Right	$—	$—	$—	*	$—
Exchange-Traded Funds	372,065	—	—		372,065
Federal Agency Discount Note	—	1,999,296	—		1,999,296
U.S. Treasury Bills	—	1,061,028	—		1,061,028
Federal Agency Note	—	935,019	—		935,019
Repurchase Agreements	—	5,210,348	—		5,210,348
Securities Lending Collateral	131,698	—	—		131,698
Total Assets	$503,763	$9,205,691	$—		$9,709,454

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$38,827	$—	$—	$38,827
Equity Index Swap Agreements**	—	581,678	—	581,678
Total Liabilities	$38,827	$581,678	$—	$620,505

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 74.1%
Technology - 21.2%
Apple, Inc.	6,016	$1,336,334
Microsoft Corp.	2,977	1,117,536
NVIDIA Corp.	9,808	1,062,991
Broadcom, Inc.	1,877	314,266
Salesforce, Inc.	383	102,782
International Business Machines Corp.	370	92,004
Oracle Corp.	650	90,876
Accenture plc — Class A	250	78,010
Palantir Technologies, Inc. — Class A*	821	69,292
Intuit, Inc.	112	68,767
QUALCOMM, Inc.	443	68,049
Adobe, Inc.*	174	66,734
Advanced Micro Devices, Inc.*	649	66,678
Texas Instruments, Inc.	365	65,591
ServiceNow, Inc.*	82	65,283
Fiserv, Inc.*	228	50,349
Applied Materials, Inc.	325	47,164
Analog Devices, Inc.	199	40,132
Intel Corp.*	1,734	39,379
Micron Technology, Inc.	446	38,753
Lam Research Corp.	514	37,368
KLA Corp.	53	36,030
Crowdstrike Holdings, Inc. — Class A*	99	34,905
Cadence Design Systems, Inc.*	110	27,976
Synopsys, Inc.*	62	26,589
Roper Technologies, Inc.	43	25,352
Fortinet, Inc.*	255	24,546
Autodesk, Inc.*	86	22,515
Workday, Inc. — Class A*	86	20,084
Paychex, Inc.	128	19,748
NXP Semiconductor N.V.	102	19,386
Fair Isaac Corp.*	10	18,442
MSCI, Inc. — Class A	31	17,530
Fidelity National Information Services, Inc.	212	15,832
Cognizant Technology Solutions Corp. — Class A	198	15,147
Electronic Arts, Inc.	95	13,729
Take-Two Interactive Software, Inc.*	66	13,679
Gartner, Inc.*	31	13,012
Broadridge Financial Solutions, Inc.	47	11,396
Dell Technologies, Inc. — Class C	125	11,394
ANSYS, Inc.*	35	11,080
Monolithic Power Systems, Inc.	19	11,020
HP, Inc.	376	10,411
Microchip Technology, Inc.	215	10,408
Tyler Technologies, Inc.*	17	9,884
Hewlett Packard Enterprise Co.	526	8,116
PTC, Inc.*	48	7,438
Seagate Technology Holdings plc	85	7,221
Leidos Holdings, Inc.	53	7,152
NetApp, Inc.	81	7,115
Super Micro Computer, Inc.*,1	202	6,917
ON Semiconductor Corp.*	169	6,877
Zebra Technologies Corp. — Class A*	21	5,934
Western Digital Corp.*	139	5,620
Teradyne, Inc.	65	5,369
Jack Henry & Associates, Inc.	29	5,295
Akamai Technologies, Inc.*	60	4,830
Paycom Software, Inc.	19	4,151
Skyworks Solutions, Inc.	64	4,136
EPAM Systems, Inc.*	23	3,883
Dayforce, Inc.*	64	3,733
Total Technology		5,452,220
Consumer, Non-cyclical - 12.6%
Eli Lilly & Co.	316	260,988
UnitedHealth Group, Inc.	369	193,264
Procter & Gamble Co.	939	160,024
Johnson & Johnson	964	159,870
AbbVie, Inc.	707	148,131
Coca-Cola Co.	1,551	111,083
Philip Morris International, Inc.	623	98,889
Abbott Laboratories	695	92,192
Merck & Company, Inc.	1,013	90,927
PepsiCo, Inc.	549	82,317
Thermo Fisher Scientific, Inc.	153	76,133
Intuitive Surgical, Inc.*	143	70,824
Amgen, Inc.	215	66,983
S&P Global, Inc.	126	64,021
Boston Scientific Corp.*	590	59,519
Pfizer, Inc.	2,269	57,496
Gilead Sciences, Inc.	499	55,913
Danaher Corp.	256	52,480
Stryker Corp.	138	51,371
Vertex Pharmaceuticals, Inc.*	103	49,936
Automatic Data Processing, Inc.	163	49,801
Bristol-Myers Squibb Co.	813	49,585
Medtronic plc	514	46,188
Altria Group, Inc.	679	40,754
Elevance Health, Inc.	93	40,451
Cigna Group	110	36,190
Mondelez International, Inc. — Class A	518	35,146
CVS Health Corp.	505	34,214
McKesson Corp.	50	33,650
Colgate-Palmolive Co.	325	30,453
Zoetis, Inc.	179	29,472
Moody's Corp.	62	28,873
Cintas Corp.	137	28,158
Regeneron Pharmaceuticals, Inc.	42	26,638
Becton Dickinson & Co.	115	26,342
PayPal Holdings, Inc.*	396	25,839
HCA Healthcare, Inc.	72	24,880
Cencora, Inc. — Class A	69	19,188
Kimberly-Clark Corp.	133	18,915
Kenvue, Inc.	768	18,417
Kroger Co.	267	18,073
Corteva, Inc.	275	17,306
Edwards Lifesciences Corp.*	236	17,105
Verisk Analytics, Inc. — Class A	57	16,964
Monster Beverage Corp.*	280	16,385
Keurig Dr Pepper, Inc.	478	16,357
United Rentals, Inc.	26	16,294

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Consumer, Non-cyclical - 12.6% (continued)
Quanta Services, Inc.	59	$14,997
GE HealthCare Technologies, Inc.	183	14,770
Sysco Corp.	196	14,708
IDEXX Laboratories, Inc.*	33	13,858
Cardinal Health, Inc.	97	13,364
Agilent Technologies, Inc.	114	13,336
General Mills, Inc.	221	13,214
ResMed, Inc.	59	13,207
Humana, Inc.	48	12,701
Equifax, Inc.	50	12,178
Centene Corp.*	199	12,081
IQVIA Holdings, Inc.*	67	11,812
Constellation Brands, Inc. — Class A	62	11,378
Church & Dwight Company, Inc.	99	10,899
Dexcom, Inc.*	156	10,653
Kraft Heinz Co.	349	10,620
Hershey Co.	59	10,091
Corpay, Inc.*	28	9,764
Global Payments, Inc.	99	9,694
Archer-Daniels-Midland Co.	192	9,218
Zimmer Biomet Holdings, Inc.	80	9,054
Kellanova	108	8,909
Waters Corp.*	24	8,846
STERIS plc	39	8,839
McCormick & Company, Inc.	101	8,313
Biogen, Inc.*	59	8,073
Labcorp Holdings, Inc.	33	7,680
Quest Diagnostics, Inc.	44	7,445
Insulet Corp.*	28	7,353
Tyson Foods, Inc. — Class A	115	7,338
Molina Healthcare, Inc.*	22	7,247
Clorox Co.	49	7,215
Baxter International, Inc.	204	6,983
Cooper Companies, Inc.*	80	6,748
West Pharmaceutical Services, Inc.	29	6,493
Estee Lauder Companies, Inc. — Class A	94	6,204
Rollins, Inc.	112	6,051
Avery Dennison Corp.	32	5,695
Hologic, Inc.*	90	5,559
Revvity, Inc.	49	5,184
Conagra Brands, Inc.	191	5,094
J M Smucker Co.	43	5,092
Universal Health Services, Inc. — Class B	24	4,510
Align Technology, Inc.*	28	4,448
Molson Coors Beverage Co. — Class B	69	4,200
Solventum Corp.*	55	4,182
Viatris, Inc.	478	4,163
Bunge Global S.A.	53	4,050
Incyte Corp.*	64	3,875
Moderna, Inc.*	136	3,856
Bio-Techne Corp.	63	3,694
Hormel Foods Corp.	117	3,620
Henry Schein, Inc.*	50	3,424
MarketAxess Holdings, Inc.	15	3,245
The Campbell's Co.	79	3,154
Lamb Weston Holdings, Inc.	57	3,038
Charles River Laboratories International, Inc.*	20	3,010
DaVita, Inc.*	18	2,753
Brown-Forman Corp. — Class B	73	2,478
Total Consumer, Non-cyclical		3,223,657
Financial - 11.6%
Berkshire Hathaway, Inc. — Class B*	734	390,914
JPMorgan Chase & Co.	1,120	274,736
Visa, Inc. — Class A	690	241,817
Mastercard, Inc. — Class A	326	178,687
Bank of America Corp.	2,652	110,668
Wells Fargo & Co.	1,317	94,547
Goldman Sachs Group, Inc.	125	68,286
Progressive Corp.	235	66,507
American Express Co.	222	59,729
Morgan Stanley	496	57,868
Blackrock, Inc.	58	54,896
Charles Schwab Corp.	682	53,387
Citigroup, Inc.	752	53,384
Marsh & McLennan Companies, Inc.	197	48,074
Chubb Ltd.	149	44,997
Prologis, Inc. REIT	371	41,474
Blackstone, Inc. — Class A	293	40,955
American Tower Corp. — Class A REIT	187	40,691
Intercontinental Exchange, Inc.	230	39,675
CME Group, Inc. — Class A	144	38,202
Welltower, Inc. REIT	244	37,383
Arthur J Gallagher & Co.	102	35,214
Aon plc — Class A	87	34,721
Equinix, Inc. REIT	39	31,799
KKR & Company, Inc. — Class A	270	31,215
PNC Financial Services Group, Inc.	159	27,947
Capital One Financial Corp.	153	27,433
U.S. Bancorp	625	26,388
Apollo Global Management, Inc.	179	24,512
Bank of New York Mellon Corp.	287	24,071
Travelers Companies, Inc.	91	24,066
Aflac, Inc.	198	22,016
Allstate Corp.	106	21,949
Truist Financial Corp.	527	21,686
American International Group, Inc.	238	20,692
Simon Property Group, Inc. REIT	123	20,428
Realty Income Corp. REIT	350	20,304
Ameriprise Financial, Inc.	39	18,880
Public Storage REIT	63	18,855
MetLife, Inc.	232	18,627
Digital Realty Trust, Inc. REIT	127	18,198
Crown Castle, Inc. REIT	174	18,136
Discover Financial Services	101	17,241
Prudential Financial, Inc.	142	15,859
CBRE Group, Inc. — Class A*	118	15,432
Arch Capital Group Ltd.	150	14,427
Hartford Insurance Group, Inc.	115	14,229
VICI Properties, Inc. REIT	422	13,766
Willis Towers Watson plc	40	13,518

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Financial - 11.6% (continued)
CoStar Group, Inc.*	169	$13,390
Extra Space Storage, Inc. REIT	85	12,622
Nasdaq, Inc.	166	12,593
AvalonBay Communities, Inc. REIT	57	12,233
Ventas, Inc. REIT	175	12,033
Brown & Brown, Inc.	95	11,818
M&T Bank Corp.	66	11,797
Fifth Third Bancorp	268	10,506
State Street Corp.	116	10,385
Raymond James Financial, Inc.	74	10,279
Iron Mountain, Inc. REIT	118	10,153
Equity Residential REIT	137	9,806
Cboe Global Markets, Inc.	42	9,504
SBA Communications Corp. REIT	43	9,460
Cincinnati Financial Corp.	63	9,306
Huntington Bancshares, Inc.	582	8,736
W R Berkley Corp.	120	8,539
Weyerhaeuser Co. REIT	291	8,520
Synchrony Financial	156	8,259
T. Rowe Price Group, Inc.	89	8,176
Essex Property Trust, Inc. REIT	26	7,971
Invitation Homes, Inc. REIT	228	7,946
Regions Financial Corp.	364	7,910
Mid-America Apartment Communities, Inc. REIT	47	7,876
Northern Trust Corp.	78	7,695
Citizens Financial Group, Inc.	175	7,170
Principal Financial Group, Inc.	84	7,087
Loews Corp.	71	6,526
KeyCorp	399	6,380
Everest Group Ltd.	17	6,177
Kimco Realty Corp. REIT	272	5,777
Alexandria Real Estate Equities, Inc. REIT	62	5,736
Healthpeak Properties, Inc. REIT	280	5,662
UDR, Inc. REIT	121	5,466
Camden Property Trust REIT	43	5,259
Regency Centers Corp. REIT	65	4,794
Globe Life, Inc.	34	4,478
Assurant, Inc.	21	4,405
Erie Indemnity Co. — Class A	10	4,190
Host Hotels & Resorts, Inc. REIT	280	3,979
BXP, Inc. REIT	58	3,897
Federal Realty Investment Trust REIT	31	3,032
Invesco Ltd.	179	2,716
Franklin Resources, Inc.	124	2,387
Total Financial		2,991,117
Communications - 11.2%
Amazon.com, Inc.*	3,777	718,612
Meta Platforms, Inc. — Class A	877	505,468
Alphabet, Inc. — Class A	2,336	361,239
Alphabet, Inc. — Class C	1,893	295,743
Netflix, Inc.*	171	159,463
Cisco Systems, Inc.	1,595	98,428
AT&T, Inc.	2,875	81,305
Verizon Communications, Inc.	1,686	76,477
Walt Disney Co.	724	71,459
Uber Technologies, Inc.*	837	60,984
Booking Holdings, Inc.	13	59,890
Comcast Corp. — Class A	1,510	55,719
T-Mobile US, Inc.	192	51,208
Palo Alto Networks, Inc.*	265	45,219
Arista Networks, Inc.*	414	32,077
Motorola Solutions, Inc.	67	29,333
DoorDash, Inc. — Class A*	136	24,857
Airbnb, Inc. — Class A*	173	20,666
Charter Communications, Inc. — Class A*	39	14,373
Corning, Inc.	309	14,146
eBay, Inc.	192	13,004
GoDaddy, Inc. — Class A*	57	10,268
Warner Bros Discovery, Inc.*	894	9,593
CDW Corp.	53	8,494
VeriSign, Inc.*	33	8,378
Expedia Group, Inc.	49	8,237
FactSet Research Systems, Inc.	15	6,819
Omnicom Group, Inc.	79	6,550
F5, Inc.*	23	6,124
Gen Digital, Inc.	217	5,759
Fox Corp. — Class A	87	4,924
Juniper Networks, Inc.	133	4,813
News Corp. — Class A	151	4,110
Interpublic Group of Companies, Inc.	149	4,047
Match Group, Inc.	101	3,151
Paramount Global — Class B	238	2,846
Fox Corp. — Class B	53	2,794
News Corp. — Class B	45	1,367
Total Communications		2,887,944
Consumer, Cyclical - 6.2%
Tesla, Inc.*	1,121	290,518
Costco Wholesale Corp.	178	168,349
Walmart, Inc.	1,737	152,491
Home Depot, Inc.	398	145,863
McDonald's Corp.	287	89,650
TJX Companies, Inc.	450	54,810
Lowe's Companies, Inc.	226	52,710
Starbucks Corp.	455	44,631
O'Reilly Automotive, Inc.*	23	32,949
NIKE, Inc. — Class B	473	30,026
Chipotle Mexican Grill, Inc. — Class A*	543	27,264
AutoZone, Inc.*	7	26,690
Marriott International, Inc. — Class A	92	21,914
Hilton Worldwide Holdings, Inc.	96	21,845
PACCAR, Inc.	210	20,448
Royal Caribbean Cruises Ltd.	99	20,338
Copart, Inc.*	351	19,863
Target Corp.	184	19,202
General Motors Co.	398	18,718
Fastenal Co.	230	17,837
WW Grainger, Inc.	18	17,781
Yum! Brands, Inc.	112	17,624
Cummins, Inc.	55	17,239
Ross Stores, Inc.	132	16,868
Ford Motor Co.	1,559	15,637
DR Horton, Inc.	114	14,493
Lululemon Athletica, Inc.*	45	12,738

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Consumer, Cyclical - 6.2% (continued)
Tractor Supply Co.	214	$11,791
Delta Air Lines, Inc.	257	11,205
Lennar Corp. — Class A	94	10,789
Darden Restaurants, Inc.	47	9,765
United Airlines Holdings, Inc.*	132	9,115
PulteGroup, Inc.	81	8,327
Live Nation Entertainment, Inc.*	63	8,227
Carnival Corp.*	420	8,203
Southwest Airlines Co.	237	7,958
Williams-Sonoma, Inc.	49	7,747
Dollar General Corp.	88	7,738
NVR, Inc.*	1	7,244
Ulta Beauty, Inc.*	19	6,964
Deckers Outdoor Corp.*	61	6,820
Genuine Parts Co.	56	6,672
Domino's Pizza, Inc.	14	6,432
Dollar Tree, Inc.*	81	6,081
Tapestry, Inc.	83	5,844
Best Buy Company, Inc.	78	5,742
Aptiv plc*	92	5,474
Las Vegas Sands Corp.	138	5,331
CarMax, Inc.*	62	4,831
Pool Corp.	15	4,775
LKQ Corp.	104	4,424
TKO Group Holdings, Inc.	27	4,126
Ralph Lauren Corp. — Class A	16	3,532
Norwegian Cruise Line Holdings Ltd.*	176	3,337
Hasbro, Inc.	53	3,259
Walgreens Boots Alliance, Inc.*	287	3,206
Wynn Resorts Ltd.	36	3,006
MGM Resorts International*	90	2,668
Caesars Entertainment, Inc.*	85	2,125
Total Consumer, Cyclical		1,591,254
Industrial - 5.4%
General Electric Co.	430	86,065
RTX Corp.	533	70,601
Caterpillar, Inc.	191	62,992
Union Pacific Corp.	242	57,170
Honeywell International, Inc.	260	55,055
Boeing Co.*	300	51,165
Deere & Co.	101	47,404
Eaton Corporation plc	158	42,949
Lockheed Martin Corp.	84	37,524
Waste Management, Inc.	146	33,800
GE Vernova, Inc.	110	33,580
United Parcel Service, Inc. — Class B	293	32,227
3M Co.	217	31,869
Amphenol Corp. — Class A	485	31,811
Parker-Hannifin Corp.	52	31,608
TransDigm Group, Inc.	22	30,432
Trane Technologies plc	90	30,323
General Dynamics Corp.	102	27,803
Northrop Grumman Corp.	54	27,649
Illinois Tool Works, Inc.	107	26,537
Emerson Electric Co.	226	24,779
CSX Corp.	772	22,720
FedEx Corp.	89	21,697
Norfolk Southern Corp.	91	21,553
Johnson Controls International plc	264	21,149
Howmet Aerospace, Inc.	162	21,016
Carrier Global Corp.	323	20,478
Republic Services, Inc. — Class A	81	19,615
TE Connectivity plc	119	16,817
Otis Worldwide Corp.	159	16,409
AMETEK, Inc.	93	16,009
L3Harris Technologies, Inc.	75	15,698
Axon Enterprise, Inc.*	29	15,253
Garmin Ltd.	62	13,462
Ingersoll Rand, Inc.	161	12,885
Old Dominion Freight Line, Inc.	75	12,409
Vulcan Materials Co.	53	12,365
Westinghouse Air Brake Technologies Corp.	68	12,332
Rockwell Automation, Inc.	45	11,627
Xylem, Inc.	97	11,588
Martin Marietta Materials, Inc.	24	11,475
Keysight Technologies, Inc.*	69	10,334
Fortive Corp.	137	10,026
Dover Corp.	55	9,662
Veralto Corp.	99	9,648
Teledyne Technologies, Inc.*	19	9,456
Mettler-Toledo International, Inc.*	8	9,447
Smurfit WestRock plc	198	8,922
Lennox International, Inc.	13	7,291
Packaging Corporation of America	36	7,129
Snap-on, Inc.	21	7,077
Hubbell, Inc.	21	6,949
Expeditors International of Washington, Inc.	56	6,734
Trimble, Inc.*	98	6,434
Ball Corp.	120	6,248
Jabil, Inc.	44	5,987
Jacobs Solutions, Inc.	49	5,924
Masco Corp.	85	5,911
Pentair plc	66	5,774
Builders FirstSource, Inc.*	46	5,747
Amcor plc	579	5,616
IDEX Corp.	30	5,429
Textron, Inc.	73	5,274
CH Robinson Worldwide, Inc.	48	4,915
Stanley Black & Decker, Inc.	62	4,767
J.B. Hunt Transport Services, Inc.	32	4,734
Allegion plc	35	4,566
Nordson Corp.	22	4,438
Huntington Ingalls Industries, Inc.	16	3,265
A O Smith Corp.	47	3,072
Generac Holdings, Inc.*	24	3,039
Mohawk Industries, Inc.*	21	2,398
Total Industrial		1,396,113
Energy - 2.8%
Exxon Mobil Corp.	1,743	207,295
Chevron Corp.	669	111,917
ConocoPhillips	511	53,665

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Energy - 2.8% (continued)
Williams Companies, Inc.	488	$29,163
EOG Resources, Inc.	225	28,854
ONEOK, Inc.	248	24,606
Schlumberger N.V.	561	23,450
Kinder Morgan, Inc.	774	22,082
Phillips 66	165	20,374
Marathon Petroleum Corp.	127	18,503
Hess Corp.	111	17,730
Baker Hughes Co.	397	17,448
Targa Resources Corp.	87	17,441
Valero Energy Corp.	127	16,773
Occidental Petroleum Corp.	271	13,377
Equities Corp.	239	12,770
Diamondback Energy, Inc.	75	11,991
Texas Pacific Land Corp.	8	10,600
Devon Energy Corp.	263	9,836
Expand Energy Corp.	84	9,351
Halliburton Co.	348	8,829
Coterra Energy, Inc. — Class A	295	8,525
First Solar, Inc.*	43	5,436
Enphase Energy, Inc.*	53	3,289
APA Corp.	148	3,111
Total Energy		706,416
Utilities - 1.9%
NextEra Energy, Inc.	824	58,413
Southern Co.	439	40,366
Duke Energy Corp.	311	37,933
Constellation Energy Corp.	125	25,204
American Electric Power Company, Inc.	214	23,384
Dominion Energy, Inc.	336	18,840
Exelon Corp.	403	18,570
Sempra	254	18,125
Public Service Enterprise Group, Inc.	200	16,460
Xcel Energy, Inc.	230	16,282
Vistra Corp.	136	15,972
Consolidated Edison, Inc.	139	15,372
PG&E Corp.	878	15,084
Entergy Corp.	172	14,704
WEC Energy Group, Inc.	127	13,840
American Water Works Company, Inc.	78	11,507
DTE Energy Co.	83	11,476
Ameren Corp.	108	10,843
PPL Corp.	296	10,689
Atmos Energy Corp.	64	9,893
CenterPoint Energy, Inc.	261	9,456
Edison International	155	9,133
Eversource Energy	147	9,130
CMS Energy Corp.	120	9,013
FirstEnergy Corp.	205	8,286
NRG Energy, Inc.	81	7,732
NiSource, Inc.	188	7,537
Alliant Energy Corp.	103	6,628
Evergy, Inc.	92	6,343
Pinnacle West Capital Corp.	46	4,382
AES Corp.	285	3,540
Total Utilities		484,137
Basic Materials - 1.2%
Linde plc	191	88,937
Sherwin-Williams Co.	93	32,475
Air Products and Chemicals, Inc.	89	26,248
Ecolab, Inc.	101	25,605
Newmont Corp.	456	22,016
Freeport-McMoRan, Inc.	576	21,807
DuPont de Nemours, Inc.	167	12,472
Nucor Corp.	94	11,312
International Paper Co.	211	11,257
PPG Industries, Inc.	93	10,170
Dow, Inc.	282	9,847
International Flavors & Fragrances, Inc.	102	7,916
LyondellBasell Industries N.V. — Class A	104	7,322
Steel Dynamics, Inc.	57	7,130
CF Industries Holdings, Inc.	70	5,470
Eastman Chemical Co.	46	4,053
Mosaic Co.	127	3,430
Albemarle Corp.	47	3,385
Total Basic Materials		310,852
Total Common Stocks
(Cost $11,269,716)		19,043,710

	Face Amount
U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bills
4.20% due 06/12/25[2,3]	$650,000	644,553
4.08% due 04/08/25[3,4]	475,000	474,608
Total U.S. Treasury Bills
(Cost $1,119,154)		1,119,161

REPURCHASE AGREEMENTS††,5 - 21.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	3,187,508	3,187,508
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	2,442,868	2,442,868
Total Repurchase Agreements
(Cost $5,630,376)		5,630,376

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	5,285	5,285
Total Securities Lending Collateral
(Cost $5,285)		5,285
Total Investments - 100.3%
(Cost $18,024,531)		$25,798,532
Other Assets & Liabilities, net - (0.3)%		(85,567)
Total Net Assets - 100.0%		$25,712,965

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	21	Jun 2025	$5,939,063	$(37,728)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	1,034	$5,803,549	$(76,060)
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	06/26/25	1,531	8,590,611	(153,615)
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	2,143	12,025,116	(353,135)
							$26,419,276	$(582,810)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,043,710	$—	$—	$19,043,710
U.S. Treasury Bills	—	1,119,161	—	1,119,161
Repurchase Agreements	—	5,630,376	—	5,630,376
Securities Lending Collateral	5,285	—	—	5,285
Total Assets	$19,048,995	$6,749,537	$—	$25,798,532

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$37,728	$—	$—	$37,728
Equity Index Swap Agreements**	—	582,810	—	582,810
Total Liabilities	$37,728	$582,810	$—	$620,538

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 25.6%
Royal Caribbean Cruises Ltd.	2,579	$529,830
Norwegian Cruise Line Holdings Ltd.*	26,781	507,768
Carnival Corp.*	24,940	487,078
TKO Group Holdings, Inc.	3,066	468,516
United Airlines Holdings, Inc.*	6,705	462,980
Live Nation Entertainment, Inc.*	3,530	460,947
Delta Air Lines, Inc.	8,626	376,094
Hilton Worldwide Holdings, Inc.	1,616	367,721
Tapestry, Inc.	4,959	349,163
Marriott International, Inc. — Class A	1,317	313,709
Wynn Resorts Ltd.	3,556	296,926
PulteGroup, Inc.	2,653	272,728
Ralph Lauren Corp. — Class A	1,230	271,510
Deckers Outdoor Corp.*	2,134	238,603
Cummins, Inc.	719	225,364
Las Vegas Sands Corp.	5,575	215,362
Tesla, Inc.*	789	204,477
WW Grainger, Inc.	176	173,858
Costco Wholesale Corp.	162	153,217
Chipotle Mexican Grill, Inc. — Class A*	3,006	150,931
Williams-Sonoma, Inc.	793	125,373
Total Consumer, Cyclical		6,652,155
Technology - 15.9%
Fortinet, Inc.*	5,094	490,349
Palantir Technologies, Inc. — Class A*	5,499	464,116
NVIDIA Corp.	4,150	449,777
Crowdstrike Holdings, Inc. — Class A*	1,078	380,081
Fair Isaac Corp.*	175	322,728
Fiserv, Inc.*	1,312	289,729
Broadcom, Inc.	1,697	284,129
Paycom Software, Inc.	1,188	259,554
Super Micro Computer, Inc.*,1	7,493	256,560
ServiceNow, Inc.*	305	242,823
International Business Machines Corp.	723	179,781
Tyler Technologies, Inc.*	273	158,719
Oracle Corp.	1,033	144,424
Salesforce, Inc.	412	110,564
Dayforce, Inc.*	1,846	107,677
Total Technology		4,141,011
Financial - 14.0%
Apollo Global Management, Inc.	3,104	425,062
Progressive Corp.	1,190	336,782
Arch Capital Group Ltd.	3,459	332,687
American Express Co.	1,234	332,008
Brown & Brown, Inc.	2,313	287,737
Erie Indemnity Co. — Class A	650	272,382
CBRE Group, Inc. — Class A*	2,003	261,952
Ameriprise Financial, Inc.	541	261,903
Synchrony Financial	4,901	259,459
Discover Financial Services	1,415	241,540
Iron Mountain, Inc. REIT	2,681	230,673
Visa, Inc. — Class A	584	204,669
Mastercard, Inc. — Class A	347	190,198
Total Financial		3,637,052
Industrial - 13.3%
Howmet Aerospace, Inc.	3,494	453,277
Axon Enterprise, Inc.*	851	447,584
Trane Technologies plc	865	291,436
Westinghouse Air Brake Technologies Corp.	1,340	243,009
TransDigm Group, Inc.	167	231,009
Caterpillar, Inc.	687	226,573
GE Vernova, Inc.	740	225,907
Hubbell, Inc.	580	191,928
Garmin Ltd.	836	181,521
Amphenol Corp. — Class A	2,713	177,945
Parker-Hannifin Corp.	291	176,884
Republic Services, Inc. — Class A	681	164,911
Ingersoll Rand, Inc.	1,999	159,980
Lennox International, Inc.	282	158,154
Eaton Corporation plc	474	128,847
Total Industrial		3,458,965
Communications - 12.7%
Booking Holdings, Inc.	90	414,622
Uber Technologies, Inc.*	5,475	398,909
Arista Networks, Inc.*	5,039	390,422
DoorDash, Inc. — Class A*	2,003	366,088
Expedia Group, Inc.	2,011	338,049
GoDaddy, Inc. — Class A*	1,843	331,998
Meta Platforms, Inc. — Class A	503	289,909
Netflix, Inc.*	300	279,759
Palo Alto Networks, Inc.*	1,056	180,196
Airbnb, Inc. — Class A*	1,296	154,820
Motorola Solutions, Inc.	337	147,542
Total Communications		3,292,314
Consumer, Non-cyclical - 9.8%
Quanta Services, Inc.	1,434	364,494
United Rentals, Inc.	557	349,072
Corpay, Inc.*	924	322,217
Insulet Corp.*	1,154	303,052
Intuitive Surgical, Inc.*	500	247,635
Boston Scientific Corp.*	2,123	214,168
Cintas Corp.	1,014	208,408
DaVita, Inc.*	1,336	204,368
ResMed, Inc.	830	185,796
Eli Lilly & Co.	172	142,056
Total Consumer, Non-cyclical		2,541,266
Energy - 4.3%
Texas Pacific Land Corp.	427	565,771
Hess Corp.	1,765	281,923
Targa Resources Corp.	1,375	275,646
Total Energy		1,123,340
Utilities - 3.9%
Vistra Corp.	4,104	481,974
NRG Energy, Inc.	3,560	339,838
Constellation Energy Corp.	953	192,153
Total Utilities		1,013,965
Total Common Stocks
(Cost $23,108,973)		25,860,068

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$128,390	$128,390
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	98,397	98,397
Total Repurchase Agreements
(Cost $226,787)		226,787

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	197,995	197,995
Total Securities Lending Collateral
(Cost $197,995)		197,995
Total Investments - 101.2%
(Cost $23,533,755)		$26,284,850
Other Assets & Liabilities, net - (1.2)%		(301,640)
Total Net Assets - 100.0%		$25,983,210

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,860,068	$—	$—	$25,860,068
Repurchase Agreements	—	226,787	—	226,787
Securities Lending Collateral	197,995	—	—	197,995
Total Assets	$26,058,063	$226,787	$—	$26,284,850

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 32.5%
CVS Health Corp.	10,310	$698,503
Centene Corp.*	8,954	543,597
Archer-Daniels-Midland Co.	9,294	446,205
Bunge Global S.A.	5,743	438,880
Tyson Foods, Inc. — Class A	6,200	395,622
Kroger Co.	5,544	375,273
Humana, Inc.	1,400	370,440
Cigna Group	1,001	329,329
Cencora, Inc. — Class A	1,117	310,627
Cardinal Health, Inc.	2,237	308,191
McKesson Corp.	450	302,845
Kraft Heinz Co.	9,376	285,312
Molson Coors Beverage Co. — Class B	4,481	272,759
Elevance Health, Inc.	618	268,805
Molina Healthcare, Inc.*	775	255,277
Viatris, Inc.	24,201	210,791
Conagra Brands, Inc.	5,927	158,073
Universal Health Services, Inc. — Class B	816	153,327
Sysco Corp.	1,921	144,152
J M Smucker Co.	1,113	131,790
Henry Schein, Inc.*	1,668	114,241
Baxter International, Inc.	3,134	107,277
Biogen, Inc.*	766	104,819
Global Payments, Inc.	1,005	98,410
Total Consumer, Non-cyclical		6,824,545
Financial - 17.9%
Citigroup, Inc.	4,382	311,078
American International Group, Inc.	3,310	287,771
Loews Corp.	2,873	264,057
Everest Group Ltd.	710	257,964
Prudential Financial, Inc.	2,175	242,904
Invesco Ltd.	15,942	241,840
Franklin Resources, Inc.	11,036	212,443
Citizens Financial Group, Inc.	4,404	180,432
MetLife, Inc.	1,936	155,442
State Street Corp.	1,475	132,057
Capital One Financial Corp.	728	130,530
Alexandria Real Estate Equities, Inc. REIT	1,391	128,681
Allstate Corp.	617	127,762
Assurant, Inc.	574	120,397
Travelers Companies, Inc.	407	107,635
VICI Properties, Inc. REIT	3,289	107,287
Chubb Ltd.	342	103,281
Principal Financial Group, Inc.	1,207	101,835
Truist Financial Corp.	2,440	100,406
Bank of America Corp.	2,372	98,984
M&T Bank Corp.	507	90,626
Huntington Bancshares, Inc.	5,563	83,501
KeyCorp	5,149	82,332
Regions Financial Corp.	3,778	82,096
Total Financial		3,751,341
Consumer, Cyclical - 17.2%
Ford Motor Co.	51,790	519,454
General Motors Co.	10,606	498,800
Walgreens Boots Alliance, Inc.*	29,584	330,453
Dollar General Corp.	3,707	325,957
LKQ Corp.	5,712	242,988
Aptiv plc*	3,995	237,702
CarMax, Inc.*	3,033	236,331
Dollar Tree, Inc.*	3,141	235,795
Southwest Airlines Co.	5,491	184,388
Best Buy Company, Inc.	2,282	167,978
Target Corp.	1,242	129,615
Genuine Parts Co.	953	113,541
MGM Resorts International*	3,731	110,587
Caesars Entertainment, Inc.*	4,272	106,800
Lennar Corp. — Class A	858	98,481
DR Horton, Inc.	596	75,770
Total Consumer, Cyclical		3,614,640
Energy - 9.6%
Valero Energy Corp.	2,991	395,021
Phillips 66	2,764	341,299
Marathon Petroleum Corp.	2,057	299,684
APA Corp.	8,786	184,682
Devon Energy Corp.	3,287	122,934
Exxon Mobil Corp.	959	114,054
Equities Corp.	2,071	110,654
Chevron Corp.	659	110,244
Occidental Petroleum Corp.	2,232	110,171
Diamondback Energy, Inc.	684	109,358
Coterra Energy, Inc. — Class A	3,606	104,213
Total Energy		2,002,314
Basic Materials - 6.1%
Mosaic Co.	15,682	423,571
LyondellBasell Industries N.V. — Class A	2,759	194,233
Dow, Inc.	4,966	173,413
Nucor Corp.	997	119,979
International Paper Co.	1,758	93,789
Eastman Chemical Co.	1,036	91,282
DuPont de Nemours, Inc.	1,158	86,479
Steel Dynamics, Inc.	683	85,430
Total Basic Materials		1,268,176
Communications - 5.8%
Paramount Global — Class B	34,203	409,068
Warner Bros Discovery, Inc.*	27,798	298,273
AT&T, Inc.	5,727	161,960
Verizon Communications, Inc.	2,509	113,808
Comcast Corp. — Class A	2,882	106,346
Fox Corp. — Class A	1,467	83,032
Fox Corp. — Class B	874	46,068
Total Communications		1,218,555
Industrial - 5.2%
Mohawk Industries, Inc.*	2,109	240,806
Huntington Ingalls Industries, Inc.	1,147	234,034
Stanley Black & Decker, Inc.	2,090	160,679
Jabil, Inc.	1,003	136,478
Smurfit WestRock plc	2,840	127,971
FedEx Corp.	441	107,507
Textron, Inc.	1,241	89,662
Total Industrial		1,097,137
Utilities - 4.0%
Exelon Corp.	3,586	165,243
AES Corp.	11,097	137,825
Evergy, Inc.	1,727	119,077

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 4.0% (continued)
Consolidated Edison, Inc.	1,074	$118,774
Pinnacle West Capital Corp.	1,170	111,442
Eversource Energy	1,514	94,034
PG&E Corp.	5,137	88,254
Total Utilities		834,649
Technology - 1.5%
Hewlett Packard Enterprise Co.	10,446	161,182
Intel Corp.*	7,063	160,400
Total Technology		321,582
Total Common Stocks
(Cost $17,211,965)		20,932,939

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$48,190	48,190
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	36,933	36,933
Total Repurchase Agreements
(Cost $85,123)		85,123
Total Investments - 100.2%
(Cost $17,297,088)		$21,018,062
Other Assets & Liabilities, net - (0.2)%		(39,489)
Total Net Assets - 100.0%		$20,978,573

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,932,939	$—	$—	$20,932,939
Repurchase Agreements	—	85,123	—	85,123
Total Assets	$20,932,939	$85,123	$—	$21,018,062

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 27.4%
Roivant Sciences Ltd.*	19,329	$195,030
Globus Medical, Inc. — Class A*	2,372	173,631
Exelixis, Inc.*	4,188	154,621
Masimo Corp.*	910	151,606
Halozyme Therapeutics, Inc.*	2,337	149,124
Shift4 Payments, Inc. — Class A*,1	1,796	146,751
Pilgrim's Pride Corp.	2,536	138,237
Lantheus Holdings, Inc.*	1,392	135,859
Sprouts Farmers Market, Inc.*	811	123,791
RB Global, Inc.	1,222	122,567
Paylocity Holding Corp.*	615	115,214
Medpace Holdings, Inc.*	334	101,766
United Therapeutics Corp.*	312	96,180
Sarepta Therapeutics, Inc.*	1,428	91,135
H&R Block, Inc.	1,658	91,041
Coca-Cola Consolidated, Inc.	66	89,100
Valvoline, Inc.*	2,489	86,642
Grand Canyon Education, Inc.*	457	79,070
Neurocrine Biosciences, Inc.*	697	77,088
HealthEquity, Inc.*	665	58,766
Ensign Group, Inc.	425	54,995
elf Beauty, Inc.*	642	40,311
Total Consumer, Non-cyclical		2,472,525
Industrial - 23.9%
Comfort Systems USA, Inc.	453	146,016
EMCOR Group, Inc.	369	136,393
AAON, Inc.	1,605	125,399
RBC Bearings, Inc.*	363	116,803
Chart Industries, Inc.*	765	110,435
MasTec, Inc.*	907	105,856
Kirby Corp.*	1,026	103,636
Eagle Materials, Inc.	441	97,871
Clean Harbors, Inc.*	485	95,594
TopBuild Corp.*	260	79,287
Esab Corp.	680	79,220
Curtiss-Wright Corp.	231	73,289
Acuity, Inc.	277	72,948
Applied Industrial Technologies, Inc.	323	72,785
Knife River Corp.*	779	70,273
Woodward, Inc.	384	70,076
Mueller Industries, Inc.	815	62,054
BWX Technologies, Inc.	626	61,755
Fabrinet*	303	59,846
Belden, Inc.	596	59,749
Owens Corning	411	58,699
nVent Electric plc	1,111	58,239
Tetra Tech, Inc.	1,889	55,253
Carlisle Companies, Inc.	149	50,734
Saia, Inc.*	124	43,329
Louisiana-Pacific Corp.	458	42,127
Coherent Corp.*	632	41,042
Total Industrial		2,148,708
Consumer, Cyclical - 15.1%
Planet Fitness, Inc. — Class A*	1,430	138,152
Texas Roadhouse, Inc. — Class A	772	128,638
Hyatt Hotels Corp. — Class A	929	113,802
Alaska Air Group, Inc.*	2,295	112,960
American Airlines Group, Inc.*	9,743	102,789
Hilton Grand Vacations, Inc.*	2,739	102,466
Murphy USA, Inc.	214	100,539
Toll Brothers, Inc.	903	95,348
Travel + Leisure Co.	1,945	90,034
Wingstop, Inc.	393	88,653
Abercrombie & Fitch Co. — Class A*	1,140	87,062
Crocs, Inc.*	708	75,190
Churchill Downs, Inc.	663	73,639
Choice Hotels International, Inc.	382	50,722
Total Consumer, Cyclical		1,359,994
Financial - 11.6%
RenaissanceRe Holdings Ltd.	630	151,200
Kinsale Capital Group, Inc.	284	138,226
Hamilton Lane, Inc. — Class A	905	134,546
Interactive Brokers Group, Inc. — Class A	802	132,803
Ryan Specialty Holdings, Inc.	1,565	115,607
Western Alliance Bancorporation	1,288	98,957
East West Bancorp, Inc.	1,053	94,517
SLM Corp.	2,369	69,578
Equitable Holdings, Inc.	1,305	67,977
Houlihan Lokey, Inc.	286	46,189
Total Financial		1,049,600
Technology - 8.8%
Guidewire Software, Inc.*	687	128,716
ExlService Holdings, Inc.*	2,720	128,411
Appfolio, Inc. — Class A*	483	106,212
CommVault Systems, Inc.*	623	98,284
DocuSign, Inc.*	1,202	97,843
Doximity, Inc. — Class A*	1,397	81,068
Parsons Corp.*	1,168	69,158
Dynatrace, Inc.*	1,043	49,177
Manhattan Associates, Inc.*	218	37,723
Total Technology		796,592
Energy - 6.3%
Valaris Ltd.*	4,553	178,751
Permian Resources Corp.	8,579	118,819
Viper Energy, Inc.	2,328	105,109
CNX Resources Corp.*	2,822	88,837
DT Midstream, Inc.	752	72,553
Total Energy		564,069
Basic Materials - 3.3%
Carpenter Technology Corp.	1,068	193,500
ATI, Inc.*	2,026	105,413
Total Basic Materials		298,913
Communications - 3.0%
Hims & Hers Health, Inc.*	5,728	169,262
Chewy, Inc. — Class A*	3,001	97,563
Total Communications		266,825
Total Common Stocks
(Cost $8,622,079)		8,957,226

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$45,494	$45,494
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	34,866	34,866
Total Repurchase Agreements
(Cost $80,360)		80,360

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	115,305	115,305
Total Securities Lending Collateral
(Cost $115,305)		115,305
Total Investments - 101.6%
(Cost $8,817,744)		$9,152,891
Other Assets & Liabilities, net - (1.6)%		(146,954)
Total Net Assets - 100.0%		$9,005,937

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,957,226	$—	$—	$8,957,226
Repurchase Agreements	—	80,360	—	80,360
Securities Lending Collateral	115,305	—	—	115,305
Total Assets	$9,072,531	$80,360	$—	$9,152,891

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 25.9%
Goodyear Tire & Rubber Co.*	23,737	$219,330
Lear Corp.	1,993	175,822
Macy's, Inc.	12,396	155,694
Nordstrom, Inc.	5,545	135,575
Lithia Motors, Inc. — Class A	454	133,267
AutoNation, Inc.*	781	126,459
Penske Automotive Group, Inc.	818	117,776
Whirlpool Corp.	1,181	106,444
WESCO International, Inc.	500	77,650
Thor Industries, Inc.	942	71,413
Harley-Davidson, Inc.	2,754	69,538
Taylor Morrison Home Corp. — Class A*	1,075	64,543
PVH Corp.	988	63,864
Capri Holdings Ltd.*	3,016	59,506
Visteon Corp.*	722	56,042
Gap, Inc.	2,472	50,948
Polaris, Inc.	1,190	48,719
Marriott Vacations Worldwide Corp.	614	39,443
Aramark	1,120	38,663
Under Armour, Inc. — Class A*	2,705	16,906
Under Armour, Inc. — Class C*	1,882	11,198
Total Consumer, Cyclical		1,838,800
Industrial - 15.2%
Avnet, Inc.	4,080	196,207
Arrow Electronics, Inc.*	1,694	175,888
TD SYNNEX Corp.	1,558	161,970
AGCO Corp.	803	74,334
Greif, Inc. — Class A	1,320	72,587
Oshkosh Corp.	714	67,173
CNH Industrial N.V.	5,162	63,389
Berry Global Group, Inc.	868	60,595
Terex Corp.	1,381	52,174
Sonoco Products Co.	1,052	49,697
Flex Ltd.*	1,374	45,452
Knight-Swift Transportation Holdings, Inc.	865	37,619
Fluor Corp.*	748	26,793
Total Industrial		1,083,878
Financial - 14.8%
Brighthouse Financial, Inc.*	2,399	139,118
Reinsurance Group of America, Inc. — Class A	440	86,636
Unum Group	936	76,246
Valley National Bancorp	8,333	74,080
Ally Financial, Inc.	2,019	73,633
CNO Financial Group, Inc.	1,606	66,890
Associated Banc-Corp.	2,425	54,635
Old Republic International Corp.	1,367	53,614
Kemper Corp.	793	53,012
Kilroy Realty Corp. REIT	1,614	52,875
Essent Group Ltd.	863	49,812
FNB Corp.	3,667	49,321
First American Financial Corp.	737	48,369
Bank OZK	1,099	47,752
Hanover Insurance Group, Inc.	267	46,445
Starwood Property Trust, Inc. REIT	2,087	41,260
Prosperity Bancshares, Inc.	521	37,184
Total Financial		1,050,882
Consumer, Non-cyclical - 14.2%
ManpowerGroup, Inc.	2,844	164,611
Albertsons Companies, Inc. — Class A	5,595	123,034
Perrigo Company plc	4,220	118,329
Performance Food Group Co.*	1,436	112,913
Graham Holdings Co. — Class B	112	107,616
Avis Budget Group, Inc.*	1,003	76,128
US Foods Holding Corp.*	1,117	73,119
Insperity, Inc.	622	55,501
Acadia Healthcare Company, Inc.*	1,780	53,970
Darling Ingredients, Inc.*	1,555	48,578
GXO Logistics, Inc.*	1,131	44,199
Coty, Inc. — Class A*	6,422	35,128
Total Consumer, Non-cyclical		1,013,126
Energy - 11.9%
HF Sinclair Corp.	6,168	202,804
PBF Energy, Inc. — Class A	7,888	150,582
NOV, Inc.	8,443	128,503
Civitas Resources, Inc.	2,890	100,832
Chord Energy Corp.	848	95,586
Murphy Oil Corp.	3,113	88,409
Ovintiv, Inc.	1,866	79,865
Total Energy		846,581
Basic Materials - 6.6%
United States Steel Corp.	4,936	208,595
Cleveland-Cliffs, Inc.*	18,437	151,552
Commercial Metals Co.	991	45,596
Ashland, Inc.	643	38,124
Olin Corp.	1,113	26,979
Total Basic Materials		470,846
Technology - 6.5%
Concentrix Corp.	5,911	328,888
BILL Holdings, Inc.*	1,191	54,655
Maximus, Inc.	569	38,800
Amkor Technology, Inc.	2,105	38,016
Total Technology		460,359
Utilities - 4.5%
UGI Corp.	2,276	75,267
Northwestern Energy Group, Inc.	953	55,150
Spire, Inc.	648	50,706
Portland General Electric Co.	1,110	49,506
Southwest Gas Holdings, Inc.	627	45,019
Black Hills Corp.	678	41,120
Total Utilities		316,768
Total Common Stocks
(Cost $6,200,318)		7,081,240

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$24,955	$24,955
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	19,126	19,126
Total Repurchase Agreements
(Cost $44,081)		44,081
Total Investments - 100.2%
(Cost $6,244,399)		$7,125,321
Other Assets & Liabilities, net - (0.2)%		(17,559)
Total Net Assets - 100.0%		$7,107,762

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,081,240	$—	$—	$7,081,240
Repurchase Agreements	—	44,081	—	44,081
Total Assets	$7,081,240	$44,081	$—	$7,125,321

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 30.2%
Corcept Therapeutics, Inc.*	1,533	$175,099
TG Therapeutics, Inc.*	3,060	120,656
Protagonist Therapeutics, Inc.*	2,445	118,240
ADMA Biologics, Inc.*	4,834	95,907
Krystal Biotech, Inc.*	498	89,789
Chefs' Warehouse, Inc.*	1,609	87,626
Adtalem Global Education, Inc.*	841	84,638
Catalyst Pharmaceuticals, Inc.*	3,306	80,171
Cal-Maine Foods, Inc.	868	78,901
UFP Technologies, Inc.*	300	60,513
Harmony Biosciences Holdings, Inc.*	1,591	52,805
ICU Medical, Inc.*	371	51,517
TransMedics Group, Inc.*	741	49,854
Stride, Inc.*	394	49,841
CorVel Corp.*	425	47,587
Inspire Medical Systems, Inc.*	298	47,465
Collegium Pharmaceutical, Inc.*	1,562	46,626
Astrana Health, Inc.*	1,379	42,763
LeMaitre Vascular, Inc.	495	41,531
Phibro Animal Health Corp. — Class A	1,790	38,234
BioLife Solutions, Inc.*	1,563	35,699
Verra Mobility Corp.*	1,527	34,373
Integer Holdings Corp.*	276	32,571
GEO Group, Inc.*	1,058	30,904
ANI Pharmaceuticals, Inc.*	461	30,864
Vericel Corp.*	677	30,208
PROG Holdings, Inc.	1,014	26,972
Artivion, Inc.*	1,050	25,809
Glaukos Corp.*	256	25,196
Inter Parfums, Inc.	174	19,814
Arcus Biosciences, Inc.*	2,494	19,578
RadNet, Inc.*	378	18,794
Payoneer Global, Inc.*	2,370	17,325
Ligand Pharmaceuticals, Inc.*,†††	169	–
Ligand Pharmaceuticals, Inc.*,†††	169	–
Total Consumer, Non-cyclical		1,807,870
Financial - 20.5%
Palomar Holdings, Inc.*	815	111,720
Axos Financial, Inc.*	1,086	70,069
Acadian Asset Management, Inc.	2,586	66,874
HCI Group, Inc.	439	65,512
Enova International, Inc.*	668	64,502
Pathward Financial, Inc.	830	60,548
Trupanion, Inc.*	1,485	55,346
DiamondRock Hospitality Co. REIT	6,354	49,053
Bancorp, Inc.*	919	48,560
Goosehead Insurance, Inc. — Class A	404	47,696
MARA Holdings, Inc.*	4,047	46,540
Mercury General Corp.	775	43,323
Preferred Bank/Los Angeles CA	500	41,830
Xenia Hotels & Resorts, Inc. REIT	3,545	41,689
PJT Partners, Inc. — Class A	299	41,226
Ryman Hospitality Properties, Inc. REIT	448	40,965
Sunstone Hotel Investors, Inc. REIT	4,343	40,868
WisdomTree, Inc.	4,416	39,391
NMI Holdings, Inc. — Class A*	889	32,049
Cleanspark, Inc.*	4,565	30,677
ServisFirst Bancshares, Inc.	352	29,075
Virtu Financial, Inc. — Class A	745	28,399
Essential Properties Realty Trust, Inc. REIT	819	26,732
NexPoint Residential Trust, Inc. REIT	573	22,651
Outfront Media, Inc. REIT	1,385	22,354
Curbline Properties Corp. REIT	891	21,553
City Holding Co.	164	19,265
BancFirst Corp.	165	18,129
Total Financial		1,226,596
Industrial - 18.2%
DXP Enterprises, Inc.*	1,143	94,023
AZZ, Inc.	940	78,593
Greenbrier Companies, Inc.	1,314	67,303
Powell Industries, Inc.	352	59,956
Trinity Industries, Inc.	1,964	55,110
Cactus, Inc. — Class A	1,163	53,300
SPX Technologies, Inc.*	411	52,929
Armstrong World Industries, Inc.	355	50,012
Dycom Industries, Inc.*	328	49,968
CSW Industrials, Inc.	164	47,809
Zurn Elkay Water Solutions Corp.	1,447	47,722
Griffon Corp.	522	37,323
Granite Construction, Inc.	491	37,021
Badger Meter, Inc.	191	36,338
Enerpac Tool Group Corp.	752	33,735
ESCO Technologies, Inc.	211	33,574
Mueller Water Products, Inc. — Class A	1,318	33,504
OSI Systems, Inc.*	168	32,649
Itron, Inc.*	293	30,695
Kadant, Inc.	89	29,985
Apogee Enterprises, Inc.	586	27,149
AeroVironment, Inc.*	227	27,056
Federal Signal Corp.	354	26,037
Frontdoor, Inc.*	608	23,359
Moog, Inc. — Class A	133	23,056
Total Industrial		1,088,206
Consumer, Cyclical - 16.8%
Cinemark Holdings, Inc.	3,256	81,042
Freshpet, Inc.*	796	66,203
Cavco Industries, Inc.*	124	64,434
Brinker International, Inc.*	410	61,110
Dorman Products, Inc.*	501	60,391
SkyWest, Inc.*	678	59,237
OPENLANE, Inc.*	2,893	55,777
Green Brick Partners, Inc.*	949	55,336
Pursuit Attractions and Hospitality, Inc.*	1,524	53,934
Madison Square Garden Sports Corp. — Class A*	255	49,654
Sabre Corp.*	17,657	49,616

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 16.8% (continued)
Shake Shack, Inc. — Class A*	546	$48,141
Dream Finders Homes, Inc. — Class A*	2,000	45,120
Six Flags Entertainment Corp.*	1,131	40,343
Boot Barn Holdings, Inc.*	371	39,857
Installed Building Products, Inc.	223	38,236
Interface, Inc. — Class A	1,617	32,081
Champion Homes, Inc.*	293	27,765
Monarch Casino & Resort, Inc.	302	23,480
Dave & Buster's Entertainment, Inc.*	1,328	23,333
Kontoor Brands, Inc.	247	15,840
XPEL, Inc.*	487	14,308
Total Consumer, Cyclical		1,005,238
Energy - 4.5%
Atlas Energy Solutions, Inc.[1]	2,727	48,650
Archrock, Inc.	1,694	44,450
Core Natural Resources, Inc.	522	40,246
Warrior Met Coal, Inc.	826	39,417
Northern Oil & Gas, Inc.	1,247	37,697
Tidewater, Inc.*	793	33,520
Oceaneering International, Inc.*	1,147	25,016
Total Energy		268,996
Technology - 4.1%
ACI Worldwide, Inc.*	1,016	55,585
Clear Secure, Inc. — Class A	1,888	48,918
Impinj, Inc.*	480	43,536
DigitalOcean Holdings, Inc.*	821	27,413
Agilysys, Inc.*	334	24,228
Box, Inc. — Class A*	710	21,911
SPS Commerce, Inc.*	112	14,866
Semtech Corp.*	377	12,969
Total Technology		249,426
Communications - 3.2%
InterDigital, Inc.	488	100,894
QuinStreet, Inc.*	2,024	36,108
Cogent Communications Holdings, Inc.	459	28,142
Cargurus, Inc.*	856	24,935
Total Communications		190,079
Basic Materials - 2.2%
Century Aluminum Co.*	2,515	46,678
Hawkins, Inc.	418	44,275
Sylvamo Corp.	593	39,772
Total Basic Materials		130,725
Total Common Stocks
(Cost $5,266,794)		5,967,136

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$20,725	20,725
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	15,883	15,883
Total Repurchase Agreements
(Cost $36,608)		36,608

SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	37,321	37,321
Total Securities Lending Collateral
(Cost $37,321)		37,321
Total Investments - 100.9%
(Cost $5,340,723)		$6,041,065
Other Assets & Liabilities, net - (0.9)%		(53,544)
Total Net Assets - 100.0%		$5,987,521

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,967,136	$—	$ — *	$5,967,136
Repurchase Agreements	—	36,608	—	36,608
Securities Lending Collateral	37,321	—	—	37,321
Total Assets	$6,004,457	$36,608	$—	$6,041,065

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 27.7%
Titan International, Inc.*	16,098	$135,062
Dana, Inc.	9,212	122,796
Topgolf Callaway Brands Corp.*	16,673	109,875
Advance Auto Parts, Inc.	2,749	107,788
MarineMax, Inc.*	4,621	99,351
Adient plc*	7,412	95,318
G-III Apparel Group Ltd.*	3,166	86,590
Kohl's Corp.[1]	10,569	86,454
Asbury Automotive Group, Inc.*	384	84,803
BorgWarner, Inc.	2,842	81,423
National Vision Holdings, Inc.*	6,371	81,421
Foot Locker, Inc.*	5,625	79,312
Sonic Automotive, Inc. — Class A	1,207	68,751
JetBlue Airways Corp.*	14,110	68,010
ODP Corp.*	4,478	64,170
Guess?, Inc.	5,724	63,365
American Axle & Manufacturing Holdings, Inc.*	15,385	62,617
Standard Motor Products, Inc.	2,293	57,165
ScanSource, Inc.*	1,652	56,185
Caleres, Inc.	2,972	51,208
Penn Entertainment, Inc.*	3,139	51,197
MillerKnoll, Inc.	2,603	49,821
Century Communities, Inc.	733	49,184
Cracker Barrel Old Country Store, Inc.	1,225	47,554
Sally Beauty Holdings, Inc.*	5,134	46,360
Allegiant Travel Co. — Class A*	701	36,207
Academy Sports & Outdoors, Inc.	768	35,028
Sun Country Airlines Holdings, Inc.*	2,681	33,030
Resideo Technologies, Inc.*	1,830	32,391
Winnebago Industries, Inc.	934	32,185
Bloomin' Brands, Inc.	4,456	31,950
PriceSmart, Inc.	348	30,572
Newell Brands, Inc.	4,533	28,105
Fox Factory Holding Corp.*	1,116	26,048
Shoe Carnival, Inc.	1,104	24,277
Meritage Homes Corp.	302	21,406
LGI Homes, Inc.*	276	18,346
Signet Jewelers Ltd.	315	18,289
Total Consumer, Cyclical		2,273,614
Financial - 22.5%
Lincoln National Corp.	3,618	129,922
ProAssurance Corp.*	5,520	128,892
Genworth Financial, Inc. — Class A*	16,155	114,539
EZCORP, Inc. — Class A*	7,067	104,026
Millrose Properties, Inc. — Class A REIT*	3,910	103,654
PRA Group, Inc.*	4,133	85,222
United Fire Group, Inc.	2,322	68,406
PennyMac Mortgage Investment Trust REIT	3,984	58,366
Air Lease Corp. — Class A	1,192	57,585
SiriusPoint Ltd.*	3,262	56,400
SITE Centers Corp. REIT	4,241	54,455
Navient Corp.	4,239	53,539
New York Mortgage Trust, Inc. REIT	7,785	50,525
Safehold, Inc. REIT	2,658	49,758
Global Net Lease, Inc. REIT	5,697	45,804
Cushman & Wakefield plc*	4,472	45,704
Jackson Financial, Inc. — Class A	495	41,471
JBG SMITH Properties REIT	2,375	38,261
Bread Financial Holdings, Inc.	761	38,111
Hope Bancorp, Inc.	3,604	37,734
ARMOUR Residential REIT, Inc.	2,153	36,816
Redwood Trust, Inc. REIT	6,020	36,541
Ellington Financial, Inc. REIT	2,753	36,505
Apollo Commercial Real Estate Finance, Inc. REIT	3,744	35,830
Hilltop Holdings, Inc.	1,165	35,474
Renasant Corp.	935	31,725
Eagle Bancorp, Inc.	1,489	31,269
Franklin BSP Realty Trust, Inc. REIT	2,377	30,283
KKR Real Estate Finance Trust, Inc. REIT	2,723	29,408
Capitol Federal Financial, Inc.	5,041	28,230
Horace Mann Educators Corp.	659	28,159
Brookline Bancorp, Inc.	2,489	27,130
Stewart Information Services Corp.	377	26,899
Simmons First National Corp. — Class A	1,291	26,504
Ready Capital Corp. REIT[1]	4,922	25,053
Encore Capital Group, Inc.*	581	19,917
Total Financial		1,848,117
Consumer, Non-cyclical - 21.6%
SpartanNash Co.	7,293	147,756
B&G Foods, Inc.[1]	18,991	130,468
United Natural Foods, Inc.*	4,324	118,434
Fresh Del Monte Produce, Inc.	3,649	112,499
AdaptHealth Corp.*	9,853	106,806
AMN Healthcare Services, Inc.*	4,293	105,007
Andersons, Inc.	2,399	102,989
Universal Corp.	1,559	87,382
Patterson Companies, Inc.	2,764	86,347
Select Medical Holdings Corp.	4,512	75,350
Owens & Minor, Inc.*	7,119	64,285
Avanos Medical, Inc.*	3,676	52,677
Enovis Corp.*	1,352	51,660
TreeHouse Foods, Inc.*	1,893	51,281
ABM Industries, Inc.	999	47,312
Edgewell Personal Care Co.	1,387	43,288
Grocery Outlet Holding Corp.*	2,824	39,480
Helen of Troy Ltd.*	720	38,513
Deluxe Corp.	2,428	38,387
Healthcare Services Group, Inc.*	3,550	35,784
Pacira BioSciences, Inc.*	1,367	33,970
Central Garden & Pet Co. — Class A*	960	31,421
Upbound Group, Inc.	1,256	30,094
Neogen Corp.*	3,033	26,296
USANA Health Sciences, Inc.*	941	25,379
Monro, Inc.	1,659	24,006

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 21.6% (continued)
Matthews International Corp. — Class A	1,064	$23,663
MGP Ingredients, Inc.	731	21,477
Fortrea Holdings, Inc.*	2,108	15,916
Central Garden & Pet Co.*	176	6,452
Total Consumer, Non-cyclical		1,774,379
Energy - 9.5%
Par Pacific Holdings, Inc.*	8,850	126,201
Innovex International, Inc.*	4,846	87,034
Talos Energy, Inc.*	7,756	75,388
Vital Energy, Inc.*	3,358	71,257
CVR Energy, Inc.*	3,574	69,336
Crescent Energy Co. — Class A	5,791	65,091
Patterson-UTI Energy, Inc.	7,261	59,685
Peabody Energy Corp.	3,921	53,130
SunCoke Energy, Inc.	4,407	40,544
ProPetro Holding Corp.*	5,390	39,617
Bristow Group, Inc.*	1,214	38,338
Sunrun, Inc.*	5,267	30,864
REX American Resources Corp.*	638	23,970
Total Energy		780,455
Industrial - 6.7%
World Kinect Corp.	4,949	140,354
Enviri Corp.*	12,674	84,282
O-I Glass, Inc.*	7,004	80,336
Metallus, Inc.*	4,256	56,860
Astec Industries, Inc.	1,026	35,346
Vishay Intertechnology, Inc.	2,206	35,075
Dorian LPG Ltd.	1,464	32,706
Heartland Express, Inc.	2,630	24,248
American Woodmark Corp.*	395	23,238
Masterbrand, Inc.*	1,596	20,844
ArcBest Corp.	278	19,621
Total Industrial		552,910
Communications - 5.1%
Viasat, Inc.*	12,852	133,918
Scholastic Corp.	4,221	79,692
IAC, Inc.*	1,602	73,596
Telephone & Data Systems, Inc.	1,329	51,485
TEGNA, Inc.	2,294	41,797
Shenandoah Telecommunications Co.	3,263	41,016
Total Communications		421,504
Basic Materials - 3.9%
Celanese Corp. — Class A	1,347	76,469
Koppers Holdings, Inc.	2,527	70,756
AdvanSix, Inc.	2,182	49,422
Kaiser Aluminum Corp.	719	43,586
FMC Corp.	751	31,685
Chemours Co.	1,802	24,381
Stepan Co.	434	23,888
Total Basic Materials		320,187
Technology - 2.0%
DXC Technology Co.*	4,575	78,004
Corsair Gaming, Inc.*	5,743	50,883
Insight Enterprises, Inc.*	163	24,448
Xerox Holdings Corp.[1]	3,526	17,031
Total Technology		170,366
Utilities - 0.4%
MDU Resources Group, Inc.	1,823	30,827
Total Common Stocks
(Cost $8,218,573)		8,172,359

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$27,592	27,592
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	21,147	21,147
Total Repurchase Agreements
(Cost $48,739)		48,739

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	202,312	202,312
Total Securities Lending Collateral
(Cost $202,312)		202,312
Total Investments - 102.5%
(Cost $8,469,624)		$8,423,410
Other Assets & Liabilities, net - (2.5)%		(208,376)
Total Net Assets - 100.0%		$8,215,034

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,172,359	$—	$—	$8,172,359
Repurchase Agreements	—	48,739	—	48,739
Securities Lending Collateral	202,312	—	—	202,312
Total Assets	$8,374,671	$48,739	$—	$8,423,410

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.9%
Federal Home Loan Bank
4.22% due 04/07/25[1]	$150,000	$149,894
4.24% due 04/25/25[1]	100,000	99,717
Freddie Mac
4.20% due 04/03/25[1]	100,000	99,977
4.22% due 04/07/25[1]	90,000	89,937
Total Federal Agency Discount Notes
(Cost $439,525)		439,525

U.S. TREASURY BILLS†† - 10.2%
U.S. Treasury Bills
4.22% due 04/01/25[1]	100,000	100,000
4.08% due 04/08/25[1,2]	72,000	71,941
Total U.S. Treasury Bills
(Cost $171,941)		171,941

FEDERAL AGENCY NOTES†† - 8.0%
Federal Farm Credit Bank
4.32% due 02/27/26	136,000	135,877
Total Federal Agency Notes
(Cost $135,994)		135,877

REPURCHASE AGREEMENTS††,3 - 57.1%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	547,367	547,367
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	419,496	419,496
Total Repurchase Agreements
(Cost $966,863)		966,863
Total Investments - 101.2%
(Cost $1,714,323)		$1,714,206
Other Assets & Liabilities, net - (1.2)%		(20,270)
Total Net Assets - 100.0%		$1,693,936

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	24	Jun 2025	$2,493,000	$22,910

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	06/20/25	8,734	$906,794	$6,995

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2025.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$439,525	$—	$439,525
U.S. Treasury Bills	—	171,941	—	171,941
Federal Agency Notes	—	135,877	—	135,877
Repurchase Agreements	—	966,863	—	966,863
Currency Futures Contracts**	22,910	—	—	22,910
Currency Index Swap Agreements**	—	6,995	—	6,995
Total Assets	$22,910	$1,721,201	$—	$1,744,111

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Software - 32.3%
Microsoft Corp.	2,414	$906,191
Salesforce, Inc.	1,027	275,606
Palantir Technologies, Inc. — Class A*	3,163	266,957
Oracle Corp.	1,840	257,250
Adobe, Inc.*	618	237,022
Intuit, Inc.	380	233,316
ServiceNow, Inc.*	278	221,327
MicroStrategy, Inc. — Class A*	540	155,666
AppLovin Corp. — Class A*	554	146,793
Cadence Design Systems, Inc.*	573	145,731
Roper Technologies, Inc.	236	139,141
Synopsys, Inc.*	321	137,661
Workday, Inc. — Class A*	573	133,813
Autodesk, Inc.*	511	133,780
Atlassian Corp. — Class A*	568	120,535
Snowflake, Inc. — Class A*	761	111,228
Electronic Arts, Inc.	747	107,956
ROBLOX Corp. — Class A*	1,817	105,913
Cloudflare, Inc. — Class A*	918	103,449
Take-Two Interactive Software, Inc.*	499	103,418
Datadog, Inc. — Class A*	980	97,226
NetEase, Inc. ADR	944	97,156
ANSYS, Inc.*	283	89,586
Zoom Communications, Inc. — Class A*	1,075	79,303
Samsara, Inc. — Class A*	1,995	76,468
HubSpot, Inc.*	131	74,839
Nutanix, Inc. — Class A*	1,063	74,208
DocuSign, Inc.*	899	73,179
PTC, Inc.*	466	72,207
Guidewire Software, Inc.*	371	69,511
Monday.com Ltd.*	273	66,383
Twilio, Inc. — Class A*	666	65,208
Dynatrace, Inc.*	1,353	63,794
MongoDB, Inc.*	357	62,618
Akamai Technologies, Inc.*	737	59,328
Manhattan Associates, Inc.*	331	57,276
Dropbox, Inc. — Class A*	1,824	48,719
Gitlab, Inc. — Class A*	963	45,261
Confluent, Inc. — Class A*	1,841	43,153
Unity Software, Inc.*	2,081	40,767
IonQ, Inc.*,1	1,700	37,519
SoundHound AI, Inc. — Class A*,1	3,647	29,614
ZoomInfo Technologies, Inc. — Class A*	2,940	29,400
Total Software		5,495,476
Semiconductors - 25.7%
NVIDIA Corp.	7,728	837,561
Broadcom, Inc.	2,668	446,703
Advanced Micro Devices, Inc.*	2,223	228,391
Texas Instruments, Inc.	1,246	223,906
QUALCOMM, Inc.	1,453	223,195
Applied Materials, Inc.	1,253	181,835
Analog Devices, Inc.	842	169,806
Lam Research Corp.	2,250	163,575
KLA Corp.	238	161,793
Micron Technology, Inc.	1,833	159,269
Intel Corp.*	6,529	148,274
Taiwan Semiconductor Manufacturing Company Ltd. ADR	816	135,456
NXP Semiconductor N.V.	697	132,472
ASML Holding N.V. — Class G	190	125,900
Marvell Technology, Inc.	1,941	119,507
ARM Holdings plc ADR*,1	1,032	110,207
STMicroelectronics N.V. — Class Y	4,032	88,543
Microchip Technology, Inc.	1,707	82,636
ON Semiconductor Corp.*	1,705	69,377
Monolithic Power Systems, Inc.	116	67,278
Teradyne, Inc.	747	61,702
Entegris, Inc.	678	59,312
Skyworks Solutions, Inc.	837	54,095
Astera Labs, Inc.*	766	45,707
Qorvo, Inc.*	630	45,618
Lattice Semiconductor Corp.*	825	43,271
MKS Instruments, Inc.	497	39,835
Rambus, Inc.*	766	39,660
Cirrus Logic, Inc.*	390	38,866
GLOBALFOUNDRIES, Inc.*	918	33,883
Impinj, Inc.*	219	19,863
Axcelis Technologies, Inc.*	399	19,818
Total Semiconductors		4,377,314
Computers - 17.2%
Apple, Inc.	4,536	1,007,582
International Business Machines Corp.	1,058	263,082
Crowdstrike Holdings, Inc. — Class A*	461	162,539
Fortinet, Inc.*	1,434	138,037
Dell Technologies, Inc. — Class C	1,391	126,790
Accenture plc — Class A	352	109,838
Check Point Software Technologies Ltd.*	466	106,211
Cognizant Technology Solutions Corp. — Class A	1,365	104,422
Infosys Ltd. ADR	5,437	99,225
Hewlett Packard Enterprise Co.	5,097	78,647
Zscaler, Inc.*	395	78,376
CyberArk Software Ltd.*	226	76,388
Okta, Inc.*	692	72,812
Seagate Technology Holdings plc	854	72,547
NetApp, Inc.	813	71,414
HP, Inc.	2,363	65,431
Super Micro Computer, Inc.*,1	1,843	63,104
Western Digital Corp.*	1,560	63,071
Pure Storage, Inc. — Class A*	1,384	61,270
Lumentum Holdings, Inc.*	585	36,469
Varonis Systems, Inc.*	899	36,365
Sandisk Corp.*	737	35,089
Total Computers		2,928,709
Internet - 14.8%
Alphabet, Inc. — Class A	4,752	734,849
Meta Platforms, Inc. — Class A	1,139	656,474
Palo Alto Networks, Inc.*	1,056	180,196
Shopify, Inc. — Class A*	1,194	114,003
Sea Ltd. ADR*	804	104,914

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Internet - 14.8% (continued)
Baidu, Inc. ADR*	1,075	$98,932
GoDaddy, Inc. — Class A*	485	87,368
VeriSign, Inc.*	319	80,985
CDW Corp.	485	77,726
Pinterest, Inc. — Class A*	2,480	76,880
F5, Inc.*	257	68,431
Reddit, Inc. — Class A*	642	67,346
Gen Digital, Inc.	2,449	64,997
Snap, Inc. — Class A*	6,765	58,923
Match Group, Inc.	1,572	49,046
Total Internet		2,521,070
Telecommunications - 4.3%
Cisco Systems, Inc.	4,248	262,144
Motorola Solutions, Inc.	345	151,045
Arista Networks, Inc.*	1,910	147,987
Corning, Inc.	2,254	103,188
Credo Technology Group Holding Ltd.*	1,008	40,481
InterDigital, Inc.	124	25,637
Total Telecommunications		730,482
Electronics - 3.5%
Amphenol Corp. — Class A	2,414	158,334
TE Connectivity plc	685	96,804
Keysight Technologies, Inc.*	587	87,915
Trimble, Inc.*	1,037	68,079
Jabil, Inc.	483	65,722
Flex Ltd.*	1,810	59,875
Coherent Corp.*	870	56,498
Total Electronics		593,227
Energy-Alternate Sources - 0.6%
First Solar, Inc.*	471	59,549
Enphase Energy, Inc.*	806	50,012
Total Energy-Alternate Sources		109,561
Investment Companies - 0.6%
MARA Holdings, Inc.*	2,825	32,487
Riot Platforms, Inc.*	3,596	25,604
Cleanspark, Inc.*,1	3,161	21,242
Core Scientific, Inc.*	2,297	16,630
Total Investment Companies		95,963
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	233	65,836
Electrical Components & Equipment - 0.2%
Universal Display Corp.	243	33,893
Total Common Stocks
(Cost $5,708,036)		16,951,531

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$78,964	78,964
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	60,517	60,517
Total Repurchase Agreements
(Cost $139,481)		139,481

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	133,919	133,919
Total Securities Lending Collateral
(Cost $133,919)		133,919
Total Investments - 101.2%
(Cost $5,981,436)		$17,224,931
Other Assets & Liabilities, net - (1.2)%		(197,160)
Total Net Assets - 100.0%		$17,027,771

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,951,531	$—	$—	$16,951,531
Repurchase Agreements	—	139,481	—	139,481
Securities Lending Collateral	133,919	—	—	133,919
Total Assets	$17,085,450	$139,481	$—	$17,224,931

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Telecommunications - 73.5%
AT&T, Inc.	7,105	$200,929
Cisco Systems, Inc.	3,098	191,178
Verizon Communications, Inc.	3,813	172,958
T-Mobile US, Inc.	569	151,758
Motorola Solutions, Inc.	223	97,632
Arista Networks, Inc.*	1,187	91,969
Juniper Networks, Inc.	1,460	52,837
Frontier Communications Parent, Inc.*	1,261	45,220
Ciena Corp.*	730	44,114
Telefonaktiebolaget LM Ericsson ADR	4,977	38,622
EchoStar Corp. — Class A*	1,502	38,421
BCE, Inc.	1,605	36,851
Nokia Oyj ADR[1]	6,768	35,667
Vodafone Group plc ADR	3,705	34,716
TELUS Corp.[1]	2,379	34,115
CommScope Holding Company, Inc.*	6,348	33,708
AST SpaceMobile, Inc.*	1,461	33,223
America Movil SAB de CV ADR	2,298	32,678
Rogers Communications, Inc. — Class B	1,200	32,076
Telephone & Data Systems, Inc.	788	30,527
Lumen Technologies, Inc.*	6,945	27,224
Iridium Communications, Inc.	913	24,943
Viavi Solutions, Inc.*	2,176	24,349
Calix, Inc.*	660	23,390
Extreme Networks, Inc.*	1,456	19,263
Viasat, Inc.*	1,706	17,777
InterDigital, Inc.	85	17,574
Harmonic, Inc.*	1,609	15,430
Gogo, Inc.*	1,468	12,654
Globalstar, Inc.*	561	11,702
Total Telecommunications		1,623,505
Media - 15.7%
Comcast Corp. — Class A	4,080	150,552
Charter Communications, Inc. — Class A*	249	91,764
Liberty Broadband Corp. — Class C*	627	53,326
Liberty Global Ltd. — Class A*	3,124	35,957
Liberty Latin America Ltd. — Class C*	2,317	14,389
Total Media		345,988
Internet - 5.4%
F5, Inc.*	186	49,526
Roku, Inc.*	702	49,449
Cogent Communications Holdings, Inc.	349	21,397
Total Internet		120,372
Computers - 2.3%
Lumentum Holdings, Inc.*	522	32,541
NetScout Systems, Inc.*	889	18,678
Total Computers		51,219
Software - 1.9%
Nice Ltd. ADR*	265	40,855
Electronics - 0.6%
Applied Optoelectronics, Inc.*	867	13,309
Total Common Stocks
(Cost $1,372,245)		2,195,248

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$10,042	10,042
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	7,696	7,696
Total Repurchase Agreements
(Cost $17,738)		17,738

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	54,319	54,319
Total Securities Lending Collateral
(Cost $54,319)		54,319
Total Investments - 102.7%
(Cost $1,444,302)		$2,267,305
Other Assets & Liabilities, net - (2.7)%		(59,210)
Total Net Assets - 100.0%		$2,208,095

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,195,248	$—	$—	$2,195,248
Repurchase Agreements	—	17,738	—	17,738
Securities Lending Collateral	54,319	—	—	54,319
Total Assets	$2,249,567	$17,738	$—	$2,267,305

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 40.4%
Union Pacific Corp.	637	$150,485
United Parcel Service, Inc. — Class B	1,075	118,239
CSX Corp.	3,209	94,441
Norfolk Southern Corp.	397	94,029
FedEx Corp.	379	92,393
Old Dominion Freight Line, Inc.	434	71,805
Expeditors International of Washington, Inc.	429	51,587
Canadian National Railway Co.	468	45,611
ZTO Express Cayman, Inc. ADR	2,277	45,176
CH Robinson Worldwide, Inc.	435	44,544
Canadian Pacific Kansas City Ltd.	630	44,232
XPO, Inc.*	411	44,215
Golden Ocean Group Ltd.	5,446	43,459
J.B. Hunt Transport Services, Inc.	289	42,758
Star Bulk Carriers Corp.[1]	2,654	41,296
TFI International, Inc.	527	40,816
ZIM Integrated Shipping Services Ltd.[1]	2,469	36,023
Knight-Swift Transportation Holdings, Inc.	747	32,487
Kirby Corp.*	305	30,808
Ryder System, Inc.	213	30,632
Landstar System, Inc.	194	29,139
Matson, Inc.	200	25,634
Saia, Inc.*	67	23,412
Hub Group, Inc. — Class A	506	18,808
Werner Enterprises, Inc.	566	16,584
ArcBest Corp.	196	13,834
Forward Air Corp.*	534	10,728
Total Transportation		1,333,175
Auto Manufacturers - 24.3%
Tesla, Inc.*	1,406	364,379
General Motors Co.	1,806	84,936
Ford Motor Co.	7,999	80,230
Rivian Automotive, Inc. — Class A*,1	3,631	45,206
Ferrari N.V.	99	42,360
Toyota Motor Corp. ADR[1]	237	41,838
Stellantis N.V.	3,732	41,836
Li Auto, Inc. ADR*	1,585	39,942
NIO, Inc. ADR*,1	9,513	36,244
Lucid Group, Inc.*,1	9,786	23,682
Total Auto Manufacturers		800,653
Airlines - 11.5%
Delta Air Lines, Inc.	1,535	66,926
United Airlines Holdings, Inc.*	872	60,212
Southwest Airlines Co.	1,732	58,160
Copa Holdings S.A. — Class A	469	43,364
Ryanair Holdings plc ADR	953	40,379
American Airlines Group, Inc.*	3,120	32,916
Alaska Air Group, Inc.*	616	30,319
SkyWest, Inc.*	275	24,027
JetBlue Airways Corp.*	2,893	13,944
Allegiant Travel Co. — Class A*	181	9,349
Total Airlines		379,596
Mobileye Global, Inc. — Class A*,1	3,030	43,617
Aptiv plc*	730	43,435
Autoliv, Inc.	490	43,341
Magna International, Inc.	1,220	41,468
BorgWarner, Inc.	1,113	31,888
Gentex Corp.	1,226	28,566
Lear Corp.	302	26,642
Dorman Products, Inc.*	167	20,130
Goodyear Tire & Rubber Co.*	2,106	19,459
Visteon Corp.*	228	17,697
QuantumScape Corp.*	4,026	16,748
Adient plc*	983	12,641
Fox Factory Holding Corp.*	523	12,207
Total Auto Parts & Equipment		357,839
Internet - 7.1%
Uber Technologies, Inc.*	2,162	157,524
Grab Holdings Ltd. — Class A*	10,905	49,400
Lyft, Inc. — Class A*	2,290	27,182
Total Internet		234,106
Commercial Services - 1.5%
GXO Logistics, Inc.*	681	26,613
Avis Budget Group, Inc.*	214	16,243
Hertz Global Holdings, Inc.*,1	2,264	8,920
Total Commercial Services		51,776
Home Builders - 1.1%
Thor Industries, Inc.	326	24,714
Winnebago Industries, Inc.	355	12,233
Total Home Builders		36,947
Building Materials - 0.7%
Modine Manufacturing Co.*	316	24,253
Aerospace & Defense - 0.7%
Joby Aviation, Inc.*	3,621	21,798
Leisure Time - 0.7%
Harley-Davidson, Inc.	861	21,740
Retail - 0.6%
Patrick Industries, Inc.	235	19,872
Total Common Stocks
(Cost $1,891,579)		3,281,755

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$9,175	9,175
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	7,031	7,031
Total Repurchase Agreements
(Cost $16,206)		16,206

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 6.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	216,448	$216,448
Total Securities Lending Collateral
(Cost $216,448)		216,448
Total Investments - 106.5%
(Cost $2,124,233)		3,514,409
Other Assets & Liabilities, net - (6.5)%		(213,877)
Total Net Assets - 100.0%		$3,300,532

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,281,755	$—	$—	$3,281,755
Repurchase Agreements	—	16,206	—	16,206
Securities Lending Collateral	216,448	—	—	216,448
Total Assets	$3,498,203	$16,206	$—	$3,514,409

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 87.3%
NextEra Energy, Inc.	9,060	$642,263
Southern Co.	5,962	548,206
Duke Energy Corp.	4,353	530,935
Constellation Energy Corp.	2,138	431,085
American Electric Power Company, Inc.	3,843	419,925
Dominion Energy, Inc.	6,783	380,323
Exelon Corp.	8,187	377,257
Sempra	5,275	376,424
Public Service Enterprise Group, Inc.	4,264	350,927
Xcel Energy, Inc.	4,945	350,057
Consolidated Edison, Inc.	3,119	344,930
Vistra Corp.	2,901	340,693
PG&E Corp.	19,810	340,336
Entergy Corp.	3,902	333,582
WEC Energy Group, Inc.	2,966	323,235
Ameren Corp.	2,806	281,722
PPL Corp.	7,800	281,658
DTE Energy Co.	1,993	275,572
CenterPoint Energy, Inc.	7,371	267,051
Edison International	4,503	265,317
Eversource Energy	4,209	261,421
CMS Energy Corp.	3,449	259,054
FirstEnergy Corp.	6,402	258,769
NRG Energy, Inc.	2,564	244,759
Alliant Energy Corp.	3,463	222,844
Evergy, Inc.	3,140	216,503
National Grid plc ADR	2,960	194,206
Fortis, Inc.	4,158	189,522
Pinnacle West Capital Corp.	1,947	185,452
Brookfield Renewable Corp.	6,424	179,358
OGE Energy Corp.	3,616	166,191
AES Corp.	12,725	158,045
Talen Energy Corp.*	714	142,564
IDACORP, Inc.	1,170	135,977
Clearway Energy, Inc. — Class C	4,385	132,734
TXNM Energy, Inc.	2,275	121,667
Portland General Electric Co.	2,676	119,350
Ormat Technologies, Inc.	1,531	108,349
Northwestern Energy Group, Inc.	1,762	101,967
Otter Tail Corp.	1,082	86,960
Hawaiian Electric Industries, Inc.*	6,784	74,285
Oklo, Inc.*,1	3,342	72,288
MGE Energy, Inc.	465	43,226
Total Electric		11,136,989
Gas - 8.0%
Atmos Energy Corp.	1,769	273,452
NiSource, Inc.	5,985	239,939
National Fuel Gas Co.	1,869	148,006
UGI Corp.	4,428	146,434
ONE Gas, Inc.	1,541	116,484
MDU Resources Group, Inc.	6,009	101,612
Total Gas		1,025,927
Water - 3.7%
American Water Works Company, Inc.	2,003	295,483
Essential Utilities, Inc.	4,498	177,806
Total Water		473,289
Energy-Alternate Sources - 0.5%
XPLR Infrastructure, LP*	5,660	53,770
Sunnova Energy International, Inc.*,1	36,297	13,502
Total Energy-Alternate Sources		67,272
Total Common Stocks
(Cost $6,608,425)		12,703,477

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$45,650	45,650
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	34,986	34,986
Total Repurchase Agreements
(Cost $80,636)		80,636

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	83,133	83,133
Total Securities Lending Collateral
(Cost $83,133)		83,133
Total Investments - 100.8%
(Cost $6,772,194)		$12,867,246
Other Assets & Liabilities, net - (0.8)%		(104,020)
Total Net Assets - 100.0%		$12,763,226

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,703,477	$—	$—	$12,703,477
Repurchase Agreements	—	80,636	—	80,636
Securities Lending Collateral	83,133	—	—	83,133
Total Assets	$12,786,610	$80,636	$—	$12,867,246

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 25.4%
Federal Farm Credit Bank
4.47% (SOFR + 0.13%, Rate Floor: 0.00%) due 04/03/25◊	$65,000	$65,001
Total Federal Agency Notes
(Cost $65,000)		65,001

U.S. TREASURY BILLS†† - 23.9%
U.S. Treasury Bills
4.22% due 04/01/25[1]	50,000	50,000
4.08% due 04/08/25[1,2]	11,000	10,991
Total U.S. Treasury Bills
(Cost $60,991)		60,991

FEDERAL AGENCY DISCOUNT NOTES†† - 19.5%
Freddie Mac
4.22% due 04/07/25[1]	50,000	49,965
Total Federal Agency Discount Notes
(Cost $49,965)		49,965

REPURCHASE AGREEMENTS††,3 - 42.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	60,898	60,898
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	46,671	46,671
Total Repurchase Agreements
(Cost $107,569)		107,569
Total Investments - 110.8%
(Cost $283,525)		$283,526
Other Assets & Liabilities, net - (10.8)%		(27,658)
Total Net Assets - 100.0%		$255,868

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	4	Jun 2025	$415,500	$(3,840)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	06/20/25	937	$97,301	$(46)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2025.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$65,001	$—	$65,001
U.S. Treasury Bills	—	60,991	—	60,991
Federal Agency Discount Notes	—	49,965	—	49,965
Repurchase Agreements	—	107,569	—	107,569
Total Assets	$—	$283,526	$—	$283,526

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$3,840	$—	$—	$3,840
Currency Index Swap Agreements**	—	46	—	46
Total Liabilities	$3,840	$46	$—	$3,886

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund.

Each of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund may invest up to 25% of its total assets in its respective Subsidiary which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objectives and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund's investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’sR, countries or markets with low - to middle –income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market,or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic,regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bonds
4.36%			1.38% - 2.50%
Due 04/01/25	$33,249,090	$33,253,116	Due 11/15/40 - 02/15/46	$47,612,900	$33,914,076

BofA Securities, Inc.			U.S. Treasury Strip
4.35%			0.00%
Due 04/01/25	25,481,700	25,484,779	Due 11/15/36	43,954,251	25,991,335

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2025, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$22,533	$23,105
Basic Materials Fund	47,327	48,750
Biotechnology Fund	106,351	119,080
Electronics Fund	947,079	963,299
Energy Fund	134,601	141,188
Energy Services Fund	54,139	55,645
Europe 1.25x Strategy Fund	198,450	204,764
Financial Services Fund	45,888	47,618
Health Care Fund	203,932	212,796
High Yield Strategy Fund	180,980	184,678
Internet Fund	42,586	44,662
Leisure Fund	16,204	16,900
Mid-Cap 1.5x Strategy Fund	8,250	8,533
Multi-Hedge Strategies Fund	57,845	60,201
NASDAQ-100® 2x Strategy Fund	38,444	39,600
NASDAQ-100® Fund	61,191	63,030
Nova Fund	7,088	7,245
Real Estate Fund	24	24
Retailing Fund	5,448	5,828
Russell 2000® 1.5x Strategy Fund	286,692	294,081
Russell 2000® 2x Strategy Fund	128,472	131,698
S&P 500® 2x Strategy Fund	5,170	5,285
S&P 500® Pure Growth Fund	193,696	197,995
S&P MidCap 400® Pure Growth Fund	108,919	115,305
S&P SmallCap 600® Pure Growth Fund	36,483	37,321
S&P SmallCap 600® Pure Value Fund	194,242	202,312
Technology Fund	127,768	133,919
Telecommunications Fund	52,419	54,319
Transportation Fund	205,218	216,448
Utilities Fund	62,983	83,133

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder's basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder's basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in their respective Subsidaries, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$2,422,475	$944,659	$(10,217)	$934,442
Basic Materials Fund	3,695,349	2,448,872	(130,836)	2,318,036
Biotechnology Fund	6,239,992	3,702,977	(377,485)	3,325,492
Commodities Strategy Fund	6,492,773	–	(473,665)	(473,665)
Consumer Products Fund	3,188,561	2,914,578	(77,554)	2,837,024
Dow 2x Strategy Fund	5,374,678	1,891,121	(79,365)	1,811,756
Electronics Fund	16,870,170	9,447,088	(2,130,768)	7,316,320
Energy Fund	9,509,616	3,601,641	(232,453)	3,369,188
Energy Services Fund	2,344,007	568,485	(13,567)	554,918
Europe 1.25x Strategy Fund	3,944,651	136,551	(100,903)	35,648
Financial Services Fund	6,454,385	4,706,765	(53,391)	4,653,374
Global Managed Futures Strategy Fund	10,211,989	367,360	(212,385)	154,975
Government Long Bond 1.2x Strategy Fund	6,768,007	75,111	–	75,111
Health Care Fund	6,607,990	6,343,299	(384,240)	5,959,059
High Yield Strategy Fund	4,812,295	43,414	(59,694)	(16,280)
Internet Fund	3,425,461	2,453,300	(85,132)	2,368,168
Inverse Dow 2x Strategy Fund	866,075	17,942	(43)	17,899
Inverse Government Long Bond Strategy Fund	2,040,539	–	(28,925)	(28,925)
Inverse Mid-Cap Strategy Fund	113,989	3,904	–	3,904
Inverse NASDAQ-100® Strategy Fund	1,362,623	46,104	–	46,104
Inverse Russell 2000® Strategy Fund	667,501	23,339	–	23,339
Inverse S&P 500® Strategy Fund	1,530,823	21,484	–	21,484
Japan 2x Strategy Fund	1,145,717	–	(34,858)	(34,858)
Leisure Fund	3,861,860	1,693,784	(63,490)	1,630,294
Mid-Cap 1.5x Strategy Fund	3,033,060	649,526	(218,186)	431,340
Multi-Hedge Strategies Fund	21,449,874	1,629,144	(1,252,913)	376,231
NASDAQ-100® 2x Strategy Fund	83,174,304	801,164	(3,673,452)	(2,872,288)
NASDAQ-100® Fund	66,032,153	44,000,669	(1,112,747)	42,887,922
Nova Fund	27,174,707	7,237,996	(530,504)	6,707,492
Precious Metals Fund	13,028,809	9,771,893	(4,369)	9,767,524
Real Estate Fund	2,657,921	1,327,941	(16,996)	1,310,945
Retailing Fund	1,062,058	1,060,608	(11,685)	1,048,923
Russell 2000® 1.5x Strategy Fund	2,964,585	135,882	(326,799)	(190,917)
Russell 2000® 2x Strategy Fund	9,745,733	14	(656,798)	(656,784)
S&P 500® 2x Strategy Fund	20,752,843	5,142,265	(717,114)	4,425,151
S&P 500® Pure Growth Fund	24,890,421	3,145,125	(1,750,696)	1,394,429
S&P 500® Pure Value Fund	20,009,258	1,374,378	(365,574)	1,008,804
S&P MidCap 400® Pure Growth Fund	9,092,532	913,575	(853,216)	60,359
S&P MidCap 400® Pure Value Fund	7,082,575	546,403	(503,657)	42,746
S&P SmallCap 600® Pure Growth Fund	5,839,406	639,380	(437,721)	201,659
S&P SmallCap 600® Pure Value Fund	9,237,620	465,770	(1,279,980)	(814,210)
Strengthening Dollar 2x Strategy Fund	1,714,323	29,904	(116)	29,788
Technology Fund	7,316,344	10,194,029	(285,442)	9,908,587
Telecommunications Fund	2,084,078	191,112	(7,885)	183,227
Transportation Fund	2,473,485	1,178,071	(137,147)	1,040,924
Utilities Fund	7,884,362	5,064,804	(81,920)	4,982,884
Weakening Dollar 2x Strategy Fund	283,525	1	(3,886)	(3,885)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.